UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Auto Components — 3.1%
1,282,755	Gentex Corp.	$20,575,390
305,132	Goodyear Tire & Rubber (The) Co.	8,839,674
258,231	Johnson Controls, Inc.	10,690,763
181,042	Lear Corp.	20,843,366
		60,949,193

	Automobiles — 4.5%
1,490,844	Ford Motor Co.	20,215,844
832,464	General Motors Co.	26,472,355
196,049	Harley-Davidson, Inc.	9,377,024
21,897	Tesla Motors, Inc. (a) (b)	5,271,922
410,291	Thor Industries, Inc.	26,266,830
		87,603,975

	Building Products — 1.0%
359,143	Fortune Brands Home & Security, Inc.	19,900,114

	Commercial Services & Supplies — 0.8%
395,773	KAR Auction Services, Inc.	14,881,065

	Distributors — 2.7%
263,329	Genuine Parts Co.	25,271,684
819,428	LKQ Corp. (b)	26,262,668
		51,534,352

	Diversified Consumer Services — 0.7%
190,445	H&R Block, Inc.	3,854,607
267,071	ServiceMaster Global Holdings, Inc. (b)	10,234,160
		14,088,767

	Electronic Equipment, Instruments & Components — 0.6%
664,239	Fitbit, Inc., Class A (a) (b)	12,122,362

	Food & Staples Retailing — 1.5%
63,861	Costco Wholesale Corp.	9,459,730
293,860	Wal-Mart Stores, Inc.	19,650,418
		29,110,148

	Hotels, Restaurants & Leisure — 10.9%
455,762	Aramark	15,272,585
286,050	Carnival Corp.	14,030,752
186,182	Choice Hotels International, Inc.	9,431,980
151,783	Darden Restaurants, Inc.	9,448,492
198,424	Domino’s Pizza, Inc.	23,985,493
106,668	Dunkin’ Brands Group, Inc.	4,960,062
223,429	Hilton Worldwide Holdings, Inc.	4,926,609
101,669	Hyatt Hotels Corp., Class A (b)	4,867,912

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
194,723	Las Vegas Sands Corp.	$8,791,743
141,376	Marriott International, Inc., Class A (a)	9,909,044
80,070	McDonald’s Corp.	10,128,054
234,684	MGM Resorts International (b)	4,998,769
91,002	Norwegian Cruise Line Holdings Ltd. (b)	4,449,088
73,695	Panera Bread Co., Class A (b)	15,806,841
122,497	Royal Caribbean Cruises Ltd.	9,481,268
272,027	Six Flags Entertainment Corp.	16,335,221
168,563	Starbucks Corp.	9,478,297
194,000	Starwood Hotels & Resorts Worldwide, Inc.	15,884,720
462,039	Wendy’s (The) Co.	5,017,744
65,832	Wyndham Worldwide Corp.	4,670,780
53,855	Wynn Resorts Ltd. (a)	4,755,397
61,473	Yum! Brands, Inc.	4,890,792
		211,521,643

	Household Durables — 9.1%
499,334	D.R. Horton, Inc.	15,009,980
377,749	Garmin Ltd. (a)	16,103,440
415,833	Leggett & Platt, Inc.	20,496,409
312,134	Lennar Corp., Class A	14,142,791
52,715	Mohawk Industries, Inc. (b)	10,154,490
227,211	Newell Brands, Inc.	10,347,189
15,102	NVR, Inc. (b)	25,088,802
1,075,703	PulteGroup, Inc.	19,782,178
511,517	Toll Brothers, Inc. (b)	13,964,414
86,781	Tupperware Brands Corp.	5,039,373
145,083	Whirlpool Corp.	25,264,754
		175,393,820

	Internet & Catalog Retail — 2.7%
25,427	Amazon.com, Inc. (b)	16,771,395
93,332	Expedia, Inc.	10,805,046
597,813	Liberty Interactive Corp. QVC Group, Class A (b)	15,662,701
49,219	Netflix, Inc. (b)	4,431,186
3,905	Priceline Group (The), Inc. (b)	5,246,992
		52,917,320

	Leisure Products — 3.5%
209,738	Brunswick Corp.	10,073,716
326,645	Hasbro, Inc.	27,647,233
51,092	Polaris Industries, Inc.	5,000,885
504,032	Vista Outdoor, Inc. (b)	24,183,455
		66,905,289

	Media — 14.8%
11,511	Cable One, Inc.	5,283,089

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
457,418	Cablevision Systems Corp., Class A	$15,273,187
365,338	CBS Corp., Class B	20,426,048
99,424	Charter Communications, Inc., Class A (a) (b)	21,101,750
280,858	Cinemark Holdings, Inc.	9,731,730
247,133	Comcast Corp., Class A	15,015,801
702,983	Discovery Communications, Inc., Class A (a) (b)	19,198,466
1,728,158	Gannett Co., Inc.	29,119,462
657,727	Interpublic Group of Cos. (The), Inc.	15,088,257
205,834	John Wiley & Sons, Inc., Class A	10,207,308
225,532	Live Nation Entertainment, Inc. (b)	4,844,427
394,017	News Corp., Class A	4,893,691
241,816	Omnicom Group, Inc.	20,063,473
952,054	Regal Entertainment Group, Class A (a)	19,850,326
399,455	Scripps Networks Interactive, Inc., Class A	24,906,019
1,273,825	Sirius XM Holdings, Inc. (a) (b)	5,031,609
643,426	TEGNA, Inc.	15,030,431
98,360	Time Warner Cable, Inc.	20,863,140
138,709	Time Warner, Inc.	10,422,594
		286,350,808

	Multiline Retail — 6.9%
308,142	Dillard’s, Inc., Class A	21,708,604
305,658	Dollar General Corp.	25,036,447
317,298	Dollar Tree, Inc. (b)	25,291,824
561,346	Kohl’s Corp.	24,867,628
342,363	Macy’s, Inc.	13,554,151
87,950	Nordstrom, Inc. (a)	4,496,883
244,610	Target Corp.	19,446,495
		134,402,032

	Personal Products — 1.1%
180,798	Coty, Inc., Class A (a)	5,496,259
160,056	Estee Lauder (The) Cos., Inc., Class A	15,344,569
		20,840,828

	Professional Services — 0.8%
286,646	Nielsen Holdings PLC	14,945,722

	Real Estate Investment Trusts — 0.5%
163,628	Lamar Advertising Co., Class A	10,151,481

	Road & Rail — 0.8%
42,246	AMERCO	14,870,592

	Specialty Retail — 23.8%
1,042,404	Aaron’s, Inc.	27,321,409

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
31,381	Advance Auto Parts, Inc.	$4,898,574
18,947	AutoZone, Inc. (b)	14,498,813
620,419	Best Buy Co., Inc.	19,903,041
310,018	Cabela’s, Inc. (b)	16,167,439
262,817	CST Brands, Inc.	9,926,598
430,510	Dick’s Sporting Goods, Inc.	19,949,833
946,612	DSW, Inc., Class A	23,258,257
234,027	Foot Locker, Inc.	14,378,619
824,592	GameStop Corp., Class A (a)	27,046,618
171,144	Gap (The), Inc.	3,967,118
150,840	Home Depot (The), Inc.	20,195,968
199,270	Lowe’s Cos., Inc.	15,148,505
935,444	Michaels (The) Cos., Inc. (b)	26,594,673
163,762	Murphy USA, Inc. (b)	9,403,214
73,545	O’Reilly Automotive, Inc. (b)	19,318,801
1,417,353	Office Depot, Inc. (b)	8,334,036
531,040	Penske Automotive Group, Inc.	20,779,595
451,889	Ross Stores, Inc.	25,658,257
808,041	Sally Beauty Holdings, Inc. (b)	25,372,487
40,568	Signet Jewelers Ltd.	4,404,062
1,824,697	Staples, Inc.	18,611,909
137,138	Tiffany & Co.	9,784,796
256,878	TJX (The) Cos., Inc.	19,476,490
166,866	Tractor Supply Co.	15,795,536
103,883	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	21,636,751
608,233	Urban Outfitters, Inc. (b)	18,441,625
		460,273,024

	Textiles, Apparel & Luxury Goods — 10.1%
248,287	Carter’s, Inc.	26,484,774
376,524	Coach, Inc.	15,162,622
589,020	Fossil Group, Inc. (a) (b)	23,855,310
788,652	Kate Spade & Co. (b)	20,292,016
386,418	lululemon athletica, Inc. (a) (b)	25,329,700
459,344	Michael Kors Holdings Ltd. (b)	23,729,711
81,856	NIKE, Inc., Class B	4,824,593
203,175	PVH Corp.	19,423,530
209,085	Ralph Lauren Corp.	19,488,813
330,484	Skechers U.S.A., Inc., Class A (b)	10,922,496
114,830	Under Armour, Inc., Class A (a) (b)	5,045,630
		194,559,195
	Total Common Stocks 99.9%	1,933,321,730
	(Cost $1,899,796,179)

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Money Market Funds — 1.5%
25,979,911	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	$25,979,911
2,790,321	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	2,790,321
	Total Money Market Funds — 1.5%	28,770,232
	(Cost $28,770,232)

Principal Value	Description	Value

	Repurchase Agreements — 3.8%
$4,007,999	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $4,008,079. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $4,108,962. (d)	4,007,999
69,188,860	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $69,190,417. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $70,987,679. (d)	69,188,860
	Total Repurchase Agreements — 3.8%	73,196,859
	(Cost $73,196,859)

	Total Investments — 105.2%	2,035,288,821
	(Cost $2,001,763,270) (e)
	Net Other Assets and Liabilities — (5.2)%	(101,209,625)
	Net Assets — 100.0%	$1,934,079,196

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $96,370,594 and the total value of the collateral held by the Fund is $99,176,770.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $117,726,688 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $84,201,137.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,933,321,730	$—	$—
Money Market Funds	28,770,232	—	—
Repurchase Agreements	—	73,196,859	—
Total Investments	$1,962,091,962	$73,196,859	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 5.9%
452,815	Coca-Cola (The) Co.	$20,286,112
413,995	Coca-Cola Enterprises, Inc.	21,726,458
417,092	Constellation Brands, Inc., Class A	65,091,377
234,916	Dr Pepper Snapple Group, Inc.	21,356,214
204,977	PepsiCo, Inc.	21,104,432
		149,564,593

	Food & Staples Retailing — 22.1%
925,747	CVS Health Corp.	93,037,574
549,179	Kroger (The) Co.	19,435,445
14,728,189	Rite Aid Corp. (a)	118,561,921
3,306,743	Sprouts Farmers Market, Inc. (a)	92,820,276
2,568,688	Sysco Corp.	118,339,456
748,079	Walgreens Boots Alliance, Inc.	59,307,703
2,025,658	Whole Foods Market, Inc.	58,906,135
		560,408,510

	Food Products — 48.6%
3,305,832	Archer-Daniels-Midland Co.	132,034,930
1,694,509	Bunge Ltd.	105,906,813
1,505,373	Campbell Soup Co.	92,896,568
1,412,331	ConAgra Foods, Inc.	62,933,469
2,600,969	Flowers Foods, Inc.	49,834,566
757,914	General Mills, Inc.	46,490,445
1,457,406	Hormel Foods Corp.	56,183,001
1,124,027	Ingredion, Inc.	129,364,267
627,223	Kellogg Co.	48,176,999
611,175	Kraft Heinz (The) Co.	47,714,432
965,297	McCormick & Co., Inc.	90,525,553
2,991,894	Mondelez International, Inc., Class A	128,531,766
3,780,622	Pilgrim’s Pride Corp. (a) (b)	101,736,538
1,800,700	Tyson Foods, Inc., Class A	118,522,074
516,881	WhiteWave Foods (The) Co. (a)	20,783,785
		1,231,635,206

	Household Products — 10.2%
520,872	Church & Dwight Co., Inc.	48,284,835
166,634	Clorox (The) Co.	20,867,576
297,325	Colgate-Palmolive Co.	21,086,289
356,954	Kimberly-Clark Corp.	44,687,071
1,098,414	Spectrum Brands Holdings, Inc. (b)	124,779,830
		259,705,601

	Personal Products — 5.0%
1,023,689	Herbalife Ltd. (a) (b)	59,322,777

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
1,647,536	Nu Skin Enterprises, Inc., Class A (b)	$67,170,043
		126,492,820

	Tobacco — 8.1%
1,005,717	Altria Group, Inc.	63,068,513
489,388	Philip Morris International, Inc.	48,018,750
1,908,721	Reynolds American, Inc.	94,672,562
		205,759,825
	Total Common Stocks — 99.9%	2,533,566,555
	(Cost $2,399,331,356)

	Rights — 0.0%
	Food & Staples Retailing — 0.0%
5,790	Safeway Casa Ley, S.A., CVR (a) (c)	5,876
5,790	Safeway PDC, LLC, CVR (a) (c)	283
	Total Rights — 0.0%	6,159
	(Cost $6,008)

	Money Market Funds — 1.7%
40,589,567	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (d) (e)	40,589,567
1,556,175	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (d)	1,556,175
	Total Money Market Funds — 1.7%	42,145,742
	(Cost $42,145,742)

Principal Value	Description	Value

	Repurchase Agreements — 4.5%
$6,261,875	JPMorgan Chase & Co., 0.24% (d), dated 04/29/16, due 05/02/16, with a maturity value of $6,262,000. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $6,419,613. (e)	6,261,875

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$108,096,823	RBC Capital Markets LLC, 0.27% (d), dated 04/29/16, due 05/02/16, with a maturity value of $108,099,255. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $110,907,197. (e)	$108,096,823
	Total Repurchase Agreements — 4.5%	114,358,698
	(Cost $114,358,698)

	Total Investments — 106.1%	2,690,077,154
	(Cost $2,555,841,804) (f)
	Net Other Assets and Liabilities — (6.1)%	(155,024,197)
	Net Assets — 100.0%	$2,535,052,957

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $153,393,111 and the total value of the collateral held by the Fund is $154,948,265.
(c)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2016, securities noted as such amounted to $6,159 or 0.0% of net assets.
(d)	Interest rate shown reflects yield as of April 30, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $191,557,681 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,322,331.

CVR - Contingent Value Rights

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,533,566,555	$—	$—
Rights*	—	6,159	—
Money Market Funds	42,145,742	—	—
Repurchase Agreements	—	114,358,698	—
Total Investments	$2,575,712,297	$114,364,857	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Energy Equipment & Services — 31.5%
179,669	Baker Hughes, Inc.	$8,688,793
1,087,232	Diamond Offshore Drilling, Inc. (a)	26,376,248
650,170	Dril-Quip, Inc. (b)	42,144,019
1,518,843	Ensco PLC, Class A	18,165,362
863,500	FMC Technologies, Inc. (b)	26,328,115
1,433,530	Frank’s International N.V. (a)	23,868,275
220,446	Halliburton Co.	9,106,624
670,534	Helmerich & Payne, Inc. (a)	44,335,708
3,423,954	Nabors Industries Ltd.	33,554,749
506,437	National Oilwell Varco, Inc.	18,251,990
3,804,347	Noble Corp. PLC (a)	42,722,817
1,184,571	Oceaneering International, Inc.	43,414,527
1,340,780	Patterson-UTI Energy, Inc.	26,480,405
2,445,669	Rowan Cos. PLC, Class A	46,003,034
2,221,464	RPC, Inc. (a)	33,588,536
213,574	Schlumberger Ltd.	17,158,535
4,772,742	Seadrill Ltd. (a) (b)	22,813,707
588,092	Superior Energy Services, Inc.	9,915,231
1,012,248	Weatherford International PLC (b)	8,229,576
		501,146,251

	Independent Power and Renewable Electricity Producers — 2.4%
3,641,671	TerraForm Power, Inc., Class A (a)	38,893,046

	Oil, Gas & Consumable Fuels — 64.0%
1,583,276	Antero Resources Corp. (a) (b)	44,806,711
693,558	Cabot Oil & Gas Corp.	16,229,257
330,223	Chevron Corp.	33,742,186
2,651,533	Cobalt International Energy, Inc. (b)	8,564,452
627,498	Columbia Pipeline Group, Inc.	16,076,499
233,831	Concho Resources, Inc. (b)	27,164,147
586,690	ConocoPhillips	28,037,915
2,092,574	CONSOL Energy, Inc. (a)	31,493,239
778,199	Continental Resources, Inc. (b)	28,995,695
1,206,898	CVR Energy, Inc. (a)	29,303,484
3,547,328	Denbury Resources, Inc. (a)	13,692,686
215,251	Energen Corp.	9,146,015
217,041	EOG Resources, Inc.	17,931,927
351,245	EQT Corp.	24,622,275
376,864	Exxon Mobil Corp.	33,314,778
876,439	Golar LNG Ltd. (a)	14,531,359
448,690	Hess Corp.	26,750,898
1,114,780	HollyFrontier Corp.	39,686,168
1,322,757	Kinder Morgan, Inc.	23,492,164
2,706,196	Kosmos Energy Ltd. (b)	17,536,150
2,827,643	Marathon Oil Corp.	39,841,490

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,059,060	Marathon Petroleum Corp.	$41,388,065
312,633	Murphy Oil Corp.	11,173,503
250,698	Noble Energy, Inc.	9,052,705
527,433	ONEOK, Inc.	19,066,703
711,630	PBF Energy, Inc., Class A	22,900,253
454,704	Phillips 66	37,335,745
111,872	Pioneer Natural Resources Co.	18,581,939
2,232,446	QEP Resources, Inc.	40,027,757
486,410	Range Resources Corp. (a)	21,455,545
564,153	Rice Energy, Inc. (b)	9,765,488
1,680,909	SM Energy Co. (a)	52,377,124
257,394	Spectra Energy Corp.	8,048,710
1,054,947	Targa Resources Corp.	42,683,156
457,811	Tesoro Corp.	36,482,959
613,876	Valero Energy Corp.	36,138,880
3,947,379	Whiting Petroleum Corp. (a) (b)	47,368,548
648,393	World Fuel Services Corp.	30,299,405
1,126,591	WPX Energy, Inc. (b)	10,882,869
		1,019,988,849

	Semiconductors & Semiconductor Equipment — 2.0%
575,074	First Solar, Inc. (b)	32,112,132
	Total Common Stocks — 99.9%	1,592,140,278
	(Cost $1,430,604,944)

	Money Market Funds — 4.0%
62,960,004	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	62,960,004
92,298	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	92,298
	Total Money Market Funds — 4.0%	63,052,302
	(Cost $63,052,302)

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 11.1%
$9,713,030	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $9,713,224. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $9,957,703. (d)	$9,713,030
167,673,048	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $167,676,821. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $172,032,326. (d)	167,673,048
	Total Repurchase Agreements — 11.1%	177,386,078
	(Cost $177,386,078)

	Total Investments — 115.0%	1,832,578,658
	(Cost $1,671,043,324) (e)
	Net Other Assets and Liabilities — (15.0)%	(239,051,964)
	Net Assets — 100.0%	$1,593,526,694

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $235,847,794 and the total value of the collateral held by the Fund is $240,346,082.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $181,973,541 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,438,207.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,592,140,278	$—	$—
Money Market Funds	63,052,302	—	—
Repurchase Agreements	—	177,386,078	—
Total Investments	$1,655,192,580	$177,386,078	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 21.2%
234,164	Associated Banc-Corp.	$4,271,151
533,103	Bank of America Corp.	7,761,980
83,712	BankUnited, Inc.	2,888,064
126,268	BB&T Corp.	4,467,362
76,909	BOK Financial Corp. (a)	4,628,384
232,271	CIT Group, Inc.	8,029,608
172,642	Citigroup, Inc.	7,989,872
200,533	Citizens Financial Group, Inc.	4,582,179
110,935	Comerica, Inc.	4,925,514
64,140	Commerce Bancshares, Inc.	3,003,035
76,226	Cullen/Frost Bankers, Inc.	4,877,702
129,338	East West Bancorp, Inc.	4,848,882
431,847	Fifth Third Bancorp	7,907,119
106,889	First Horizon National Corp.	1,504,997
21,008	First Republic Bank	1,477,283
604,408	Huntington Bancshares, Inc.	6,080,344
121,707	JPMorgan Chase & Co.	7,691,882
522,292	KeyCorp	6,418,969
25,975	M&T Bank Corp.	3,073,362
113,085	PacWest Bancorp	4,521,138
180,977	People’s United Financial, Inc.	2,805,143
68,185	PNC Financial Services Group (The), Inc.	5,985,279
251,933	Popular, Inc.	7,487,449
734,529	Regions Financial Corp.	6,889,882
10,291	Signature Bank (b)	1,418,409
159,814	SunTrust Banks, Inc.	6,670,636
28,243	SVB Financial Group (b)	2,945,180
99,719	Synovus Financial Corp.	3,107,244
587,888	TCF Financial Corp.	8,018,792
103,496	U.S. Bancorp	4,418,244
86,872	Wells Fargo & Co.	4,341,863
173,522	Zions Bancorporation	4,775,325
		159,812,273

	Capital Markets — 9.1%
30,665	Ameriprise Financial, Inc.	2,940,773
156,559	Bank of New York Mellon (The) Corp.	6,299,934
8,465	BlackRock, Inc.	3,016,333
57,182	E*TRADE Financial Corp. (b)	1,439,843
48,540	Federated Investors, Inc., Class B	1,533,864
184,573	Franklin Resources, Inc.	6,891,956
36,735	Goldman Sachs Group (The), Inc.	6,028,581
73,328	Interactive Brokers Group, Inc., Class A	2,786,464
187,391	Invesco Ltd.	5,810,995
83,136	Legg Mason, Inc.	2,669,497
288,182	Morgan Stanley	7,798,205
44,239	Northern Trust Corp.	3,144,508
88,238	Raymond James Financial, Inc.	4,603,376
71,780	State Street Corp.	4,471,894
19,057	T. Rowe Price Group, Inc.	1,434,802

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
44,407	TD Ameritrade Holding Corp.	$1,324,661
306,185	Waddell & Reed Financial, Inc., Class A	6,227,803
		68,423,489

	Consumer Finance — 6.6%
385,017	Ally Financial, Inc. (b)	6,857,153
68,417	American Express Co.	4,476,524
83,195	Capital One Financial Corp.	6,022,486
113,236	Discover Financial Services	6,371,790
602,133	Navient Corp.	8,231,158
687,088	Santander Consumer USA Holdings, Inc. (b)	9,048,949
660,533	SLM Corp. (b)	4,471,808
146,587	Synchrony Financial (b)	4,481,165
		49,961,033

	Diversified Financial Services — 4.8%
50,799	Berkshire Hathaway, Inc., Class B (b)	7,390,238
21,436	CBOE Holdings, Inc.	1,328,174
14,571	CME Group, Inc.	1,339,221
12,264	Intercontinental Exchange, Inc.	2,943,728
259,807	Leucadia National Corp.	4,333,581
47,589	Morningstar, Inc.	3,959,405
77,836	MSCI, Inc.	5,910,866
43,437	Nasdaq, Inc.	2,680,497
29,132	S&P Global, Inc.	3,112,754
96,846	Voya Financial, Inc.	3,144,590
		36,143,054

	Insurance — 27.4%
66,529	Aflac, Inc.	4,588,505
11,623	Alleghany Corp. (b)	6,058,837
40,086	Allied World Assurance Co. Holdings AG	1,426,260
62,360	Allstate (The) Corp.	4,056,518
40,970	American Financial Group, Inc.	2,831,437
106,680	American International Group, Inc.	5,954,878
222,804	AmTrust Financial Services, Inc.	5,536,679
55,207	Aon PLC	5,803,360
40,542	Arch Capital Group Ltd. (b)	2,857,806
129,628	Arthur J. Gallagher & Co.	5,968,073
151,097	Aspen Insurance Holdings Ltd.	7,003,346
284,880	Assured Guaranty Ltd.	7,369,846
129,958	Axis Capital Holdings Ltd.	6,922,863
80,536	Brown & Brown, Inc.	2,827,619
35,254	Chubb Ltd.	4,155,036
44,114	Cincinnati Financial Corp.	2,911,965
88,248	Endurance Specialty Holdings Ltd.	5,646,107
36,505	Everest Re Group, Ltd.	6,749,775
170,095	FNF Group	5,426,031

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
46,566	Hanover Insurance Group (The), Inc.	$3,993,500
125,138	Hartford Financial Services Group (The), Inc.	5,553,624
147,092	Lincoln National Corp.	6,391,147
36,595	Loews Corp.	1,452,090
4,707	Markel Corp. (b)	4,232,111
94,856	Marsh & McLennan Cos., Inc.	5,990,156
131,225	MetLife, Inc.	5,918,248
315,427	Old Republic International Corp.	5,832,245
146,161	Principal Financial Group, Inc.	6,238,151
56,979	ProAssurance Corp.	2,719,608
82,042	Progressive (The) Corp.	2,674,569
99,806	Prudential Financial, Inc.	7,748,938
43,645	Reinsurance Group of America, Inc.	4,155,877
48,119	RenaissanceRe Holdings Ltd.	5,336,878
77,562	Torchmark Corp.	4,490,064
61,758	Travelers (The) Cos., Inc.	6,787,204
233,111	Unum Group	7,974,727
152,734	Validus Holdings Ltd.	7,039,510
74,752	W. R. Berkley Corp.	4,186,112
8,984	White Mountains Insurance Group Ltd.	7,456,720
195,857	XL Group PLC	6,410,400
		206,676,820

	IT Services — 7.0%
97,224	Broadridge Financial Solutions, Inc.	5,817,884
83,084	CoreLogic, Inc. (b)	2,947,820
45,538	Fidelity National Information Services, Inc.	2,996,400
70,263	Fiserv, Inc. (b)	6,866,100
19,386	FleetCor Technologies, Inc. (b)	2,998,626
88,300	Global Payments, Inc.	6,373,494
68,185	Jack Henry & Associates, Inc.	5,525,031
14,822	MasterCard, Inc., Class A	1,437,586
88,293	Total System Services, Inc.	4,515,304
133,772	Vantiv, Inc., Class A (b)	7,295,925
37,698	Visa, Inc., Class A	2,911,794
149,456	Western Union (The) Co.	2,989,120
		52,675,084

	Media — 0.6%
103,782	Thomson Reuters Corp.	4,268,554

	Professional Services — 1.0%
13,587	Dun & Bradstreet (The) Corp.	1,500,141
50,454	Equifax, Inc.	6,067,093
		7,567,234

	Real Estate Investment Trusts — 20.3%
75,168	American Capital Agency Corp.	1,380,836

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
56,328	American Tower Corp.	$5,907,681
136,482	Annaly Capital Management, Inc.	1,422,142
145,534	Apple Hospitality REIT, Inc. (a)	2,754,959
7,356	AvalonBay Communities, Inc.	1,300,467
11,021	Boston Properties, Inc.	1,420,166
156,521	Care Capital Properties, Inc.	4,174,415
117,677	CBL & Associates Properties, Inc.	1,374,467
424,290	Chimera Investment Corp.	6,024,918
160,097	Corporate Office Properties Trust	4,111,291
179,911	Corrections Corp. of America	5,472,893
16,191	Crown Castle International Corp.	1,406,674
81,447	Digital Realty Trust, Inc.	7,165,707
79,886	Empire State Realty Trust, Inc., Class A	1,478,690
21,798	Equinix, Inc.	7,200,969
49,616	Equity Commonwealth (b)	1,384,783
79,283	Equity LifeStyle Properties, Inc.	5,430,093
77,122	Extra Space Storage, Inc.	6,551,514
26,914	Federal Realty Investment Trust	4,093,081
341,754	Forest City Realty Trust, Inc., Class A	7,101,648
47,094	General Growth Properties, Inc.	1,320,045
142,797	Healthcare Trust of America, Inc., Class A	4,125,405
52,722	Hospitality Properties Trust	1,349,156
172,642	Host Hotels & Resorts, Inc.	2,731,196
85,020	Iron Mountain, Inc.	3,105,781
22,638	Kilroy Realty Corp.	1,467,169
200,344	Kimco Realty Corp.	5,633,673
86,168	Liberty Property Trust	3,007,263
17,669	Macerich (The) Co.	1,344,258
1,052,207	MFA Financial, Inc.	7,270,750
13,699	Mid-America Apartment Communities, Inc.	1,311,131
39,670	Omega Healthcare Investors, Inc.	1,339,656
206,838	Piedmont Office Realty Trust, Inc., Class A	4,118,145
23,440	Post Properties, Inc.	1,344,518
31,701	Prologis, Inc.	1,439,542
26,127	Public Storage	6,396,151
56,736	Rayonier, Inc.	1,400,245
88,353	Retail Properties of America, Inc., Class A	1,412,765
78,268	Senior Housing Properties Trust	1,375,951
20,225	Simon Property Group, Inc.	4,068,663
14,450	SL Green Realty Corp.	1,518,406
221,920	Starwood Property Trust, Inc.	4,296,371
79,230	Tanger Factory Outlet Centers, Inc.	2,779,388
907,762	Two Harbors Investment Corp.	7,107,777
20,194	Welltower, Inc.	1,401,868
93,060	Weyerhaeuser Co.	2,989,087
		152,811,754

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 1.9%
48,595	CBRE Group, Inc., Class A (b)	$1,439,870
27,229	Howard Hughes (The) Corp. (b)	2,863,674
61,440	Jones Lang LaSalle, Inc.	7,076,045
79,846	Realogy Holdings Corp. (b)	2,853,696
		14,233,285
	Total Common Stocks — 99.9%	752,572,580
	(Cost $775,599,173)

	Money Market Funds — 0.3%
1,268,008	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	1,268,008
625,699	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	625,699
	Total Money Market Funds — 0.3%	1,893,707
	(Cost $1,893,707)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$195,619	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $195,623. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $200,547. (d)	195,619
3,376,917	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $3,376,993. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $3,464,713. (d)	3,376,917

	Total Repurchase Agreements — 0.5%	3,572,536
	(Cost $3,572,536)

	Total Investments — 100.7%	758,038,823
	(Cost $781,065,416) (e)
	Net Other Assets and Liabilities — (0.7)%	(4,973,384)
	Net Assets — 100.0%	$753,065,439

(a)

All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,769,728 and the total value of the collateral held by the Fund is $4,840,544.

(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,137,214 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $50,163,807.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$752,572,580	$—	$—
Money Market Funds	1,893,707	—	—
Repurchase Agreements	—	3,572,536	—
Total Investments	$754,466,287	$3,572,536	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Biotechnology — 4.8%
182,593	AbbVie, Inc.	$11,138,173
34,786	Amgen, Inc.	5,506,624
129,082	Baxalta, Inc.	5,414,990
56,763	Gilead Sciences, Inc.	5,007,064
307,759	Intrexon Corp. (a) (b)	8,226,398
113,421	Medivation, Inc. (b)	6,555,734
1,505,770	OPKO Health, Inc. (a) (b)	16,187,027
		58,036,010

	Health Care Equipment & Supplies — 30.5%
374,005	Abbott Laboratories	14,548,794
412,167	Alere, Inc. (b)	16,074,513
358,716	Align Technology, Inc. (b)	25,895,708
253,899	Baxter International, Inc.	11,227,414
137,394	Becton, Dickinson and Co.	22,156,156
831,731	Boston Scientific Corp. (b)	18,231,544
102,926	C. R. Bard, Inc.	21,837,809
67,738	Cooper (The) Cos., Inc.	10,369,333
253,855	DENTSPLY SIRONA, Inc.	15,129,758
76,791	DexCom, Inc. (b)	4,943,805
295,598	Edwards Lifesciences Corp. (b)	31,395,464
414,709	Hill-Rom Holdings, Inc.	20,051,180
151,151	Hologic, Inc. (b)	5,077,162
199,752	IDEXX Laboratories, Inc. (b)	16,849,081
43,374	Intuitive Surgical, Inc. (b)	27,167,739
69,538	Medtronic PLC	5,503,933
270,583	ResMed, Inc.	15,098,531
284,449	St. Jude Medical, Inc.	21,675,014
243,038	Stryker Corp.	26,493,572
66,423	Teleflex, Inc.	10,347,375
65,165	Varian Medical Systems, Inc. (b)	5,290,095
195,628	Zimmer Biomet Holdings, Inc.	22,647,854
		368,011,834

	Health Care Providers & Services — 43.3%
94,632	Acadia Healthcare Co., Inc. (b)	5,979,796
185,673	Aetna, Inc.	20,845,508
120,509	AmerisourceBergen Corp.	10,255,316
150,084	Anthem, Inc.	21,127,325
985,190	Brookdale Senior Living, Inc. (b)	18,186,607
254,539	Cardinal Health, Inc.	19,971,130
423,500	Centene Corp. (b)	26,240,060
151,988	Cigna Corp.	21,056,417
1,540,644	Community Health Systems, Inc. (b)	29,395,487
284,269	DaVita HealthCare Partners, Inc. (b)	21,007,479
255,630	Envision Healthcare Holdings, Inc. (b)	5,784,907
303,677	Express Scripts Holding Co. (b)	22,390,105
334,085	HCA Holdings, Inc. (b)	26,933,933
151,045	Henry Schein, Inc. (b)	25,481,291

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
142,526	Humana, Inc.	$25,237,079
178,093	Laboratory Corp. of America Holdings (b)	22,318,615
376,526	LifePoint Health, Inc. (b)	25,438,097
33,170	McKesson Corp.	5,566,589
322,807	MEDNAX, Inc. (b)	23,012,911
560,378	Patterson Cos., Inc.	24,292,386
312,649	Premier, Inc., Class A (b)	10,570,663
364,939	Quest Diagnostics, Inc.	27,432,465
180,268	Tenet Healthcare Corp. (b)	5,712,693
202,285	UnitedHealth Group, Inc.	26,636,889
167,257	Universal Health Services, Inc., Class B	22,358,916
451,984	VCA, Inc. (b)	28,461,432
		521,694,096

	Health Care Technology — 2.2%
789,542	Allscripts Healthcare Solutions, Inc. (b)	10,579,863
75,155	athenahealth, Inc. (b)	10,018,161
208,270	Veeva Systems, Inc., Class A (b)	5,729,508
		26,327,532

	Life Sciences Tools & Services — 12.3%
261,729	Agilent Technologies, Inc.	10,709,951
114,428	Bio-Rad Laboratories, Inc., Class A (b)	16,231,612
110,350	Bio-Techne Corp.	10,282,413
931,240	Bruker Corp.	26,354,092
206,012	Charles River Laboratories International, Inc. (b)	16,330,571
316,310	PerkinElmer, Inc.	15,948,350
466,875	QIAGEN N.V. (b)	10,486,012
160,222	Quintiles Transnational Holdings, Inc. (b)	11,066,534
110,497	Thermo Fisher Scientific, Inc.	15,939,192
578,158	VWR Corp. (b)	15,402,129
		148,750,856

	Pharmaceuticals — 7.0%
81,640	Bristol-Myers Squibb Co.	5,892,775
185,261	Endo International PLC (b)	5,002,047
144,592	Johnson & Johnson	16,205,871
340,403	Mallinckrodt PLC (b)	21,281,996
197,116	Merck & Co., Inc.	10,809,841
337,535	Mylan N.V. (b)	14,078,585
351,884	Pfizer, Inc.	11,510,126
		84,781,241
	Total Common Stocks — 100.1%	1,207,601,569
	(Cost $1,222,594,580)

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.5%
4,200,953	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	$4,200,953
1,785,647	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	1,785,647
	Total Money Market Funds — 0.5%	5,986,600
	(Cost $5,986,600)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$648,094	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $648,107. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $664,419. (d)	648,094
11,187,843	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $11,188,095. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $11,478,712. (d)	11,187,843
	Total Repurchase Agreements — 1.0%	11,835,937
	(Cost $11,835,937)

	Total Investments — 101.6%	1,225,424,106
	(Cost $1,240,417,117) (e)
	Net Other Assets and Liabilities — (1.6)%	(19,701,508)
	Net Assets — 100.0%	$1,205,722,598

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $15,442,350 and the total value of the collateral held by the Fund is $16,036,890.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,172,647 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $79,165,658.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,207,601,569	$—	$—
Money Market Funds	5,986,600	—	—
Repurchase Agreements	—	11,835,937	—
Total Investments	$1,213,588,169	$11,835,937	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 11.1%
12,349	B/E Aerospace, Inc.	$600,532
33,941	BWX Technologies, Inc.	1,133,290
8,671	General Dynamics Corp.	1,218,449
10,166	Honeywell International, Inc.	1,161,669
16,636	Huntington Ingalls Industries, Inc.	2,408,394
5,142	Lockheed Martin Corp.	1,194,898
11,511	Northrop Grumman Corp.	2,374,259
4,644	Raytheon Co.	586,769
62,779	Spirit AeroSystems Holdings, Inc., Class A (a)	2,960,030
62,482	Textron, Inc.	2,416,804
90,459	Triumph Group, Inc.	3,272,806
		19,327,900

	Air Freight & Logistics — 3.9%
30,690	C.H. Robinson Worldwide, Inc.	2,178,069
23,337	Expeditors International of Washington, Inc.	1,157,749
14,000	FedEx Corp.	2,311,540
10,800	United Parcel Service, Inc., Class B	1,134,756
		6,782,114

	Airlines — 6.1%
13,888	Alaska Air Group, Inc.	978,132
42,032	Copa Holdings S.A., Class A (b)	2,679,540
23,399	Delta Air Lines, Inc.	975,036
134,831	JetBlue Airways Corp. (a)	2,668,306
50,851	Southwest Airlines Co.	2,268,463
11,870	Spirit Airlines, Inc. (a)	521,449
9,514	United Continental Holdings, Inc. (a)	435,836
		10,526,762

	Building Products — 1.0%
22,390	A.O. Smith Corp.	1,728,956

	Commercial Services & Supplies — 5.7%
6,341	Cintas Corp.	569,295
34,629	Clean Harbors, Inc. (a)	1,710,672
27,939	Copart, Inc. (a)	1,196,907
26,440	Pitney Bowes, Inc.	554,447
104,182	R.R. Donnelley & Sons Co.	1,812,767
35,857	Republic Services, Inc.	1,687,789
21,000	Rollins, Inc.	564,270
15,514	Tyco International PLC	597,599
19,306	Waste Management, Inc.	1,135,000
		9,828,746

	Construction & Engineering — 5.4%
92,486	AECOM (a)	3,004,870
21,211	Fluor Corp.	1,159,393
26,155	Jacobs Engineering Group, Inc. (a)	1,165,990
147,165	KBR, Inc.	2,289,888

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
75,735	Quanta Services, Inc. (a)	$1,796,434
		9,416,575

	Containers & Packaging — 1.6%
39,490	Avery Dennison Corp.	2,867,369

	Electrical Equipment — 4.0%
36,415	Eaton Corp. PLC	2,303,977
20,946	Emerson Electric Co.	1,144,280
10,753	Hubbell, Inc.	1,137,237
27,082	Regal Beloit Corp.	1,744,623
5,007	Rockwell Automation, Inc.	568,144
		6,898,261

	Electronic Equipment, Instruments & Components — 3.7%
51,854	FLIR Systems, Inc.	1,566,509
102,655	Keysight Technologies, Inc. (a)	2,677,243
68,894	Trimble Navigation Ltd. (a)	1,650,011
8,254	Zebra Technologies Corp., Class A (a)	516,370
		6,410,133

	Industrial Conglomerates — 2.7%
3,418	3M Co.	572,105
28,619	Carlisle Cos., Inc.	2,916,276
12,008	Danaher Corp.	1,161,774
		4,650,155

	IT Services — 5.0%
19,741	Accenture PLC, Class A	2,229,154
6,349	Automatic Data Processing, Inc.	561,505
37,617	Booz Allen Hamilton Holding Corp.	1,037,101
83,785	Genpact Ltd. (a)	2,336,764
10,545	Paychex, Inc.	549,605
204,132	Xerox Corp.	1,959,667
		8,673,796

	Life Sciences Tools & Services — 0.3%
1,652	Mettler-Toledo International, Inc. (a)	591,333

	Machinery — 25.3%
45,837	AGCO Corp.	2,450,904
14,882	Caterpillar, Inc.	1,156,629
59,761	Colfax Corp. (a)	1,938,049
31,723	Crane Co.	1,762,847
20,721	Cummins, Inc.	2,424,979
7,397	Deere & Co.	622,162
26,560	Dover Corp.	1,744,992
33,917	Graco, Inc.	2,658,754
6,872	IDEX Corp.	562,817
11,119	Illinois Tool Works, Inc.	1,162,158

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
77,193	ITT Corp.	$2,961,895
9,724	Lincoln Electric Holdings, Inc.	609,403
657,653	Manitowoc (The) Co., Inc. (b)	3,748,622
22,470	Nordson Corp.	1,724,123
55,740	Oshkosh Corp.	2,722,899
41,655	PACCAR, Inc.	2,453,896
10,254	Parker-Hannifin Corp.	1,189,669
113,542	SPX FLOW, Inc. (a)	3,401,718
5,413	Stanley Black & Decker, Inc.	605,823
68,673	Terex Corp.	1,640,598
33,066	Toro (The) Co.	2,858,556
155,524	Trinity Industries, Inc.	3,034,273
13,925	Xylem, Inc.	581,787
		44,017,553

	Marine — 1.7%
47,232	Kirby Corp. (a)	3,014,346

	Oil, Gas & Consumable Fuels — 1.7%
263,061	Teekay Corp. (b)	2,946,283

	Professional Services — 1.6%
20,985	ManpowerGroup, Inc.	1,616,475
14,252	Verisk Analytics, Inc. (a)	1,105,670
		2,722,145

	Road & Rail — 9.5%
88,470	CSX Corp.	2,412,577
36,333	Genesee & Wyoming, Inc., Class A (a)	2,365,642
27,043	J.B. Hunt Transport Services, Inc.	2,241,324
19,995	Kansas City Southern	1,894,526
26,445	Landstar System, Inc.	1,733,470
20,523	Norfolk Southern Corp.	1,849,327
24,542	Old Dominion Freight Line, Inc. (a)	1,620,999
35,167	Ryder System, Inc.	2,423,710
		16,541,575

	Technology Hardware, Storage & Peripherals — 0.4%
17,036	Lexmark International, Inc., Class A	657,590

	Trading Companies & Distributors — 9.3%
88,656	Air Lease Corp.	2,702,235
59,950	GATX Corp.	2,754,103
86,109	HD Supply Holdings, Inc. (a)	2,951,816
37,317	MSC Industrial Direct Co., Inc., Class A	2,892,067
7,319	W.W. Grainger, Inc. (b)	1,716,452

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
52,088	WESCO International, Inc. (a) (b)	$3,062,254
		16,078,927
	Total Common Stocks — 100.0%	173,680,519
	(Cost $186,724,236)

	Money Market Funds — 1.5%
2,534,842	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	2,534,842
112,865	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	112,865
	Total Money Market Funds — 1.5%	2,647,707
	(Cost $2,647,707)

Principal Value	Description	Value

	Repurchase Agreements — 4.1%
$391,058	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $391,066. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $400,909. (d)	391,058
6,750,710	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $6,750,862. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $6,926,220. (d)	6,750,710
	Total Repurchase Agreements — 4.1%	7,141,768
	(Cost $7,141,768)

	Total Investments — 105.6%	183,469,994
	(Cost $196,513,711) (e)
	Net Other Assets and Liabilities — (5.6)%	(9,795,766)
	Net Assets — 100.0%	$173,674,228

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $9,479,857 and the total value of the collateral held by the Fund is $9,676,610.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,608,454 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,652,171.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$173,680,519	$—	$—
Money Market Funds	2,647,707	—	—
Repurchase Agreements	—	7,141,768	—
Total Investments	$176,328,226	$7,141,768	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Building Products — 9.3%
24,357	Armstrong World Industries, Inc. (a)	$994,009
38,350	Lennox International, Inc.	5,175,333
206,145	Masco Corp.	6,330,713
109,713	Owens Corning	5,054,478
47,510	USG Corp. (a)	1,283,245
		18,837,778

	Chemicals — 36.0%
18,007	Air Products and Chemicals, Inc.	2,627,041
36,631	Airgas, Inc.	5,217,720
40,567	Albemarle Corp.	2,683,913
10,718	Ashland, Inc.	1,196,129
121,103	Axalta Coating Systems Ltd. (a)	3,447,802
18,002	Celanese Corp., Series A	1,272,741
127,485	Dow Chemical (The) Co.	6,706,986
18,625	E.I. du Pont de Nemours and Co.	1,227,574
48,974	Eastman Chemical Co.	3,740,634
29,208	FMC Corp.	1,263,538
265,885	Huntsman Corp.	4,185,030
13,764	LyondellBasell Industries N.V., Class A	1,137,870
240,133	Mosaic (The) Co.	6,721,323
31,728	PPG Industries, Inc.	3,502,454
10,308	Praxair, Inc.	1,210,778
74,718	RPM International, Inc.	3,775,500
89,091	Scotts Miracle-Gro (The) Co., Class A	6,305,861
12,436	Sherwin-Williams (The) Co.	3,572,987
60,588	Valspar (The) Corp.	6,464,134
140,018	Westlake Chemical Corp.	7,027,503
		73,287,518

	Construction & Engineering —2.9%
41,869	Valmont Industries, Inc.	5,877,570

	Construction Materials — 6.7%
37,004	Eagle Materials, Inc.	2,742,736
32,514	Martin Marietta Materials, Inc.	5,502,344
49,133	Vulcan Materials Co.	5,288,185
		13,533,265

	Containers & Packaging — 14.0%
45,103	AptarGroup, Inc.	3,427,828
36,387	Ball Corp.	2,597,304
100,168	Bemis Co., Inc.	5,026,430
23,782	Crown Holdings, Inc. (a)	1,259,495
275,199	Graphic Packaging Holding Co.	3,654,643
63,207	International Paper Co.	2,734,967
54,027	Sealed Air Corp.	2,558,719
22,172	Silgan Holdings, Inc.	1,125,007
72,815	Sonoco Products Co.	3,414,295

Shares	Description	Value

	Common Stocks (Continued) Containers & Packaging (Continued)
66,434	WestRock Co.	$2,780,263
		28,578,951

	Electrical Equipment — 1.9%
16,223	Acuity Brands, Inc.	3,956,627

	Machinery — 2.7%
83,648	Ingersoll-Rand PLC	5,482,290

	Metals & Mining — 17.2%
270,690	Alcoa, Inc.	3,023,607
133,049	Newmont Mining Corp.	4,652,724
54,823	Nucor Corp.	2,729,089
74,965	Reliance Steel & Aluminum Co.	5,545,161
50,553	Royal Gold, Inc.	3,165,629
42,553	Southern Copper Corp. (b)	1,262,547
288,025	Steel Dynamics, Inc.	7,261,110
517,114	Tahoe Resources, Inc.	7,306,821
		34,946,688

	Paper & Forest Products — 3.0%
160,100	Domtar Corp.	6,186,264

	Trading Companies & Distributors — 6.2%
132,310	Fastenal Co. (b)	6,190,785
48,121	Watsco, Inc.	6,470,831
		12,661,616
	Total Common Stocks — 99.9%	203,348,567
	(Cost $197,073,983)

	Money Market Funds — 0.7%
1,164,562	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	1,164,562
342,274	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	342,274
	Total Money Market Funds — 0.7%	1,506,836
	(Cost $1,506,836)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$179,661	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $179,664. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $184,186. (d)	179,661

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$3,101,424	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $3,101,494. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $3,182,057. (d)	$3,101,424
	Total Repurchase Agreements — 1.6%	3,281,085
	(Cost $3,281,085)

	Total Investments — 102.2%	208,136,488
	(Cost $201,861,904) (e)
	Net Other Assets and Liabilities — (2.2)%	(4,489,277)
	Net Assets — 100.0%	$203,647,211

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,314,090 and the total value of the collateral held by the Fund is $4,445,647.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,808,279 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,533,695.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$203,348,567	$—	$—
Money Market Funds	1,506,836	—	—
Repurchase Agreements	—	3,281,085	—
Total Investments	$204,855,403	$3,281,085	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 11.5%
32,040	Arista Networks, Inc. (a) (b)	$2,134,505
374,793	ARRIS International PLC (b)	8,534,037
1,014,915	Brocade Communications Systems, Inc.	9,753,333
301,725	Cisco Systems, Inc.	8,294,420
153,843	CommScope Holding Co., Inc. (b)	4,678,366
19,095	F5 Networks, Inc. (b)	2,000,201
77,874	Harris Corp.	6,230,699
336,740	Juniper Networks, Inc.	7,879,716
80,099	Motorola Solutions, Inc.	6,022,644
12,380	Palo Alto Networks, Inc. (b)	1,867,770
		57,395,691

	Electronic Equipment, Instruments & Components — 17.0%
104,872	Amphenol Corp., Class A	5,855,004
166,719	Arrow Electronics, Inc. (b)	10,353,250
242,394	Avnet, Inc.	9,967,241
206,998	CDW Corp.	7,969,423
110,278	Cognex Corp.	3,918,177
514,014	Corning, Inc.	9,596,641
139,516	Dolby Laboratories, Inc., Class A	6,642,357
299,023	Ingram Micro, Inc., Class A	10,450,854
89,398	IPG Photonics Corp. (b)	7,748,125
557,227	Jabil Circuit, Inc.	9,673,461
71,565	VeriFone Systems, Inc. (b)	2,036,740
		84,211,273

	Health Care Technology — 1.2%
161,769	IMS Health Holdings, Inc. (b)	4,309,526
109,129	Inovalon Holdings, Inc., Class A (a) (b)	1,866,106
		6,175,632

	Internet & Catalog Retail — 1.6%
2,152,957	Groupon, Inc. (a) (b)	7,793,704

	Internet Software & Services — 5.4%
36,377	Akamai Technologies, Inc. (b)	1,854,863
11,259	Alphabet, Inc., Class A (b)	7,970,021
94,100	Facebook, Inc., Class A (b)	11,064,278
68,480	VeriSign, Inc. (a) (b)	5,916,672
		26,805,834

	IT Services — 12.1%
100,349	Amdocs Ltd.	5,673,732
96,708	Cognizant Technology Solutions Corp., Class A (b)	5,644,846
249,786	Computer Sciences Corp.	8,275,410
75,139	CSRA, Inc.	1,950,608
95,222	DST Systems, Inc.	11,491,391

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
48,060	Gartner, Inc. (b)	$4,189,390
40,035	International Business Machines Corp.	5,842,708
170,719	Leidos Holdings, Inc. (a)	8,469,370
297,030	Sabre Corp.	8,599,019
		60,136,474

	Semiconductors & Semiconductor Equipment — 22.2%
72,560	Analog Devices, Inc.	4,086,579
405,592	Applied Materials, Inc.	8,302,468
69,500	Broadcom Ltd.	10,129,625
331,928	Intel Corp.	10,050,780
117,978	KLA-Tencor Corp.	8,251,381
130,003	Lam Research Corp.	9,932,229
45,357	Linear Technology Corp.	2,017,480
54,950	Maxim Integrated Products, Inc.	1,962,814
89,102	Microchip Technology, Inc.	4,329,466
1,025,574	Micron Technology, Inc. (b)	11,024,921
56,733	NVIDIA Corp.	2,015,724
895,753	ON Semiconductor Corp. (b)	8,482,781
85,208	Qorvo, Inc. (b)	3,836,916
167,979	QUALCOMM, Inc.	8,486,299
25,944	Skyworks Solutions, Inc.	1,733,578
397,879	Teradyne, Inc.	7,523,892
74,800	Texas Instruments, Inc.	4,266,592
90,563	Xilinx, Inc.	3,901,454
		110,334,979

	Software — 19.4%
126,931	Activision Blizzard, Inc.	4,375,312
64,653	Adobe Systems, Inc. (b)	6,091,606
48,020	ANSYS, Inc. (b)	4,358,775
80,360	Atlassian Corp. PLC, Class A (b)	1,861,941
73,667	Autodesk, Inc. (b)	4,406,760
278,999	CA, Inc.	8,275,110
455,388	Cadence Design Systems, Inc. (b)	10,560,448
43,414	CDK Global, Inc.	2,065,204
77,174	Citrix Systems, Inc. (b)	6,315,920
58,304	Intuit, Inc.	5,882,291
77,777	Microsoft Corp.	3,878,739
148,228	Oracle Corp.	5,908,368
27,119	Red Hat, Inc. (b)	1,989,721
58,172	salesforce.com, Inc. (b)	4,409,438
31,866	SS&C Technologies Holdings, Inc.	1,948,606
584,211	Symantec Corp.	9,724,192
125,176	Synopsys, Inc. (b)	5,948,363
31,339	Ultimate Software Group (The), Inc. (b)	6,160,934
26,305	Workday, Inc., Class A (b)	1,972,349
		96,134,077

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 9.6%
391,966	3D Systems Corp. (a) (b)	$6,933,879
39,406	Apple, Inc.	3,693,918
227,526	EMC Corp.	5,940,704
605,638	Hewlett Packard Enterprise Co.	10,089,929
348,635	HP, Inc.	4,277,751
222,189	NetApp, Inc.	5,252,548
26,564	SanDisk Corp.	1,995,753
227,305	Western Digital Corp.	9,288,819
		47,473,301
	Total Common Stocks — 100.0%	496,460,965
	(Cost $521,034,871)

	Money Market Funds — 1.1%
5,090,000	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	5,090,000
482,557	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	482,557
	Total Money Market Funds — 1.1%	5,572,557
	(Cost $5,572,557)

Principal Value	Description	Value

	Repurchase Agreements — 2.9%
$785,249	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $785,265. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $805,030. (d)	785,249

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$13,555,523	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $13,555,828. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $13,907,948. (d)	$13,555,523
	Total Repurchase Agreements — 2.9%	14,340,772
	(Cost $14,340,772)

	Total Investments — 104.0%	516,374,294
	(Cost $540,948,200) (e)
	Net Other Assets and Liabilities — (4.0)%	(19,921,390)
	Net Assets — 100.0%	$496,452,904

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $17,933,418 and the total value of the collateral held by the Fund is $19,430,772.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,030,473 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,604,379.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$496,460,965	$—	$—
Money Market Funds	5,572,557	—	—
Repurchase Agreements	—	14,340,772	—
Total Investments	$502,033,522	$14,340,772	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Diversified Telecommunication Services — 19.9%
1,892,010	AT&T, Inc.	$73,447,828
2,318,840	CenturyLink, Inc.	71,768,098
10,606,062	Frontier Communications Corp.	58,969,705
1,402,239	Level 3 Communications, Inc. (a)	73,281,010
1,370,361	Verizon Communications, Inc.	69,806,189
		347,272,830

	Electric Utilities — 41.4%
199,550	Alliant Energy Corp.	14,072,266
892,853	American Electric Power Co., Inc.	56,696,166
734,885	Duke Energy Corp.	57,894,240
412,311	Edison International	29,154,511
186,979	Entergy Corp.	14,057,081
508,125	Eversource Energy	28,678,575
2,066,665	Exelon Corp.	72,519,275
1,648,264	FirstEnergy Corp.	53,716,924
1,838,383	Great Plains Energy, Inc.	57,412,701
453,238	Hawaiian Electric Industries, Inc.	14,816,350
1,360,735	ITC Holdings Corp.	59,967,591
250,506	NextEra Energy, Inc.	29,454,496
1,553,136	OGE Energy Corp.	45,957,294
744,601	PG&E Corp.	43,335,778
789,813	Pinnacle West Capital Corp.	57,379,914
778,627	PPL Corp.	29,307,520
286,519	Southern (The) Co.	14,354,602
298,773	Westar Energy, Inc.	15,419,675
708,869	Xcel Energy, Inc.	28,376,026
		722,570,985

	Gas Utilities — 3.4%
227,519	AGL Resources, Inc.	14,984,401
199,601	Atmos Energy Corp.	14,481,053
735,736	UGI Corp.	29,606,017
		59,071,471

	Independent Power and Renewable Electricity Producers — 3.4%
1,256,085	AES (The) Corp.	14,017,909
2,931,213	Calpine Corp. (a)	46,254,541
		60,272,450

	Multi-Utilities — 21.6%
887,588	Ameren Corp.	42,604,224
580,303	Consolidated Edison, Inc.	43,290,604
326,938	DTE Energy Co.	29,149,792
1,523,307	MDU Resources Group, Inc.	30,557,539
1,572,154	Public Service Enterprise Group, Inc.	72,523,464

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
1,056,431	SCANA Corp.	$72,566,245
427,321	Sempra Energy	44,163,625
879,499	Vectren Corp.	42,963,526
		377,819,019

	Wireless Telecommunication Services — 10.1%
17,036,759	Sprint Corp. (a) (b)	58,436,083
2,462,980	Telephone and Data Systems, Inc.	72,830,319
1,149,634	T-Mobile US, Inc. (a)	45,157,624
		176,424,026
	Total Common Stocks — 99.8%	1,743,430,781
	(Cost $1,680,408,355)

	Money Market Funds — 0.8%
12,463,711	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	12,463,711
949,854	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	949,854
	Total Money Market Funds — 0.8%	13,413,565
	(Cost $13,413,565)

Principal Value	Description	Value
	Repurchase Agreements — 2.0%
$1,922,814	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $1,922,853. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $1,971,250. (d)	1,922,814

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$33,192,953	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $33,193,699. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $34,055,926. (d)	$33,192,953
	Total Repurchase Agreements — 2.0%	35,115,767
	(Cost $35,115,767)

	Total Investments — 102.6%	1,791,960,113
	(Cost $1,728,937,687) (e)
	Net Other Assets and Liabilities — (2.6)%	(45,980,084)
	Net Assets — 100.0%	$1,745,980,029

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $43,827,062 and the total value of the collateral held by the Fund is $47,579,478.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,137,639 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,115,213.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,743,430,781	$—	$—
Money Market Funds	13,413,565	—	—
Repurchase Agreements	—	35,115,767	—
Total Investments	$1,756,844,346	$35,115,767	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Sector Funds

April 30, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2016 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2016 (Unaudited)

ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2016, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2016, all of the Funds have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2016 (Unaudited)

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2015 through April 30, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2016 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of the NYSE Group, Inc. or its affiliates (“NYSE”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.1%
32,307	General Dynamics Corp.	$4,539,780
25,253	Honeywell International, Inc.	2,885,660
19,159	Lockheed Martin Corp.	4,452,169
35,743	Northrop Grumman Corp.	7,372,351
34,611	Raytheon Co.	4,373,100
15,345	Rockwell Collins, Inc.	1,353,276
155,205	Textron, Inc.	6,003,329
6,420	TransDigm Group, Inc. (a)	1,462,925
14,132	United Technologies Corp.	1,474,957
		33,917,547

	Air Freight & Logistics — 0.6%
19,057	C.H. Robinson Worldwide, Inc.	1,352,475
57,967	Expeditors International of Washington, Inc.	2,875,743
8,695	FedEx Corp.	1,435,632
40,242	United Parcel Service, Inc., Class B	4,228,227
		9,892,077

	Airlines — 1.8%
51,746	Alaska Air Group, Inc.	3,644,471
172,483	American Airlines Group, Inc.	5,983,435
145,306	Delta Air Lines, Inc.	6,054,901
66,983	JetBlue Airways Corp. (a)	1,325,594
126,315	Southwest Airlines Co.	5,634,912
118,168	United Continental Holdings, Inc. (a)	5,413,276
		28,056,589

	Auto Components — 1.0%
184,209	BorgWarner, Inc.	6,616,787
85,791	Goodyear Tire & Rubber (The) Co.	2,485,365
63,628	Lear Corp.	7,325,492
		16,427,644

	Automobiles — 1.2%
523,965	Ford Motor Co.	7,104,965
225,059	General Motors Co.	7,156,876
55,122	Harley-Davidson, Inc.	2,636,485
6,156	Tesla Motors, Inc. (a)	1,482,119
		18,380,445

	Banks — 5.1%
418,551	Bank of America Corp.	6,094,103
127,566	BB&T Corp.	4,513,285
169,425	Citigroup, Inc.	7,840,989
270,112	Citizens Financial Group, Inc.	6,172,059
339,053	Fifth Third Bancorp	6,208,060
21,228	First Republic Bank	1,492,753
593,172	Huntington Bancshares, Inc.	5,967,310
95,559	JPMorgan Chase & Co.	6,039,329
512,574	KeyCorp	6,299,534
25,488	M&T Bank Corp.	3,015,740

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
66,916	PNC Financial Services Group (The), Inc.	$5,873,887
901,085	Regions Financial Corp.	8,452,177
156,841	SunTrust Banks, Inc.	6,546,543
69,708	U.S. Bancorp	2,975,835
87,759	Wells Fargo & Co.	4,386,195
		81,877,799

	Beverages — 0.9%
60,992	Coca-Cola (The) Co.	2,732,442
37,455	Constellation Brands, Inc., Class A	5,845,227
31,642	Dr Pepper Snapple Group, Inc.	2,876,574
14,707	Molson Coors Brewing Co., Class B	1,406,430
13,806	PepsiCo, Inc.	1,421,466
		14,282,139

	Biotechnology — 0.1%
24,766	AbbVie, Inc.	1,510,726

	Building Products — 0.8%
100,979	Fortune Brands Home & Security, Inc.	5,595,246
224,915	Masco Corp.	6,907,140
		12,502,386

	Capital Markets — 2.5%
17,424	Affiliated Managers Group, Inc. (a)	2,967,656
45,146	Ameriprise Financial, Inc.	4,329,501
4,153	BlackRock, Inc.	1,479,838
181,140	Franklin Resources, Inc.	6,763,768
27,034	Goldman Sachs Group (The), Inc.	4,436,550
137,930	Invesco Ltd.	4,277,209
226,262	Morgan Stanley	6,122,650
43,414	Northern Trust Corp.	3,085,867
72,525	State Street Corp.	4,518,307
19,257	T. Rowe Price Group, Inc.	1,449,860
		39,431,206

	Chemicals — 2.0%
19,643	Air Products and Chemicals, Inc.	2,865,717
78,346	Eastman Chemical Co.	5,984,068
82,656	LyondellBasell Industries N.V., Class A	6,833,172
261,982	Mosaic (The) Co.	7,332,876
12,688	PPG Industries, Inc.	1,400,628
12,363	Praxair, Inc.	1,452,158
19,877	Sherwin-Williams (The) Co.	5,710,861
		31,579,480

	Commercial Services & Supplies — 1.0%
47,256	Cintas Corp.	4,242,644
148,450	Republic Services, Inc.	6,987,541

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
71,937	Waste Management, Inc.	$4,229,176
		15,459,361

	Communications Equipment — 0.7%
248,456	Cisco Systems, Inc.	6,830,056
13,364	F5 Networks, Inc. (a)	1,399,879
110,913	Juniper Networks, Inc.	2,595,364
		10,825,299

	Construction Materials — 0.9%
44,345	Martin Marietta Materials, Inc.	7,504,505
67,002	Vulcan Materials Co.	7,211,425
		14,715,930

	Consumer Finance — 1.8%
377,859	Ally Financial, Inc. (a)	6,729,669
46,083	American Express Co.	3,015,211
102,054	Capital One Financial Corp.	7,387,689
111,132	Discover Financial Services	6,253,398
148,085	Synchrony Financial (a)	4,526,958
		27,912,925

	Containers & Packaging — 0.6%
28,528	Crown Holdings, Inc. (a)	1,510,843
68,944	International Paper Co.	2,983,207
58,935	Sealed Air Corp.	2,791,161
72,495	WestRock Co.	3,033,916
		10,319,127

	Distributors — 0.5%
14,237	Genuine Parts Co.	1,366,325
221,534	LKQ Corp. (a)	7,100,165
		8,466,490

	Diversified Financial Services — 1.3%
39,883	Berkshire Hathaway, Inc., Class B (a)	5,802,179
14,726	CME Group, Inc.	1,353,467
76,386	MSCI, Inc.	5,800,753
85,250	Nasdaq, Inc.	5,260,777
14,292	S&P Global, Inc.	1,527,100
47,524	Voya Financial, Inc.	1,543,104
		21,287,380

	Diversified Telecommunication Services — 1.7%
180,587	AT&T, Inc.	7,010,387
221,326	CenturyLink, Inc.	6,850,040
133,841	Level 3 Communications, Inc. (a)	6,994,531
130,796	Verizon Communications, Inc.	6,662,748
		27,517,706

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 4.1%
57,136	Alliant Energy Corp.	$4,029,231
85,224	American Electric Power Co., Inc.	5,411,724
70,139	Duke Energy Corp.	5,525,550
59,039	Edison International	4,174,648
53,532	Entergy Corp.	4,024,536
72,746	Eversource Energy	4,105,784
197,257	Exelon Corp.	6,921,748
157,320	FirstEnergy Corp.	5,127,059
35,864	NextEra Energy, Inc.	4,216,889
71,069	PG&E Corp.	4,136,216
75,382	Pinnacle West Capital Corp.	5,476,502
111,480	PPL Corp.	4,196,107
82,042	Southern (The) Co.	4,110,304
101,484	Xcel Energy, Inc.	4,062,405
		65,518,703

	Electrical Equipment — 1.2%
25,942	Acuity Brands, Inc.	6,326,995
113,068	Eaton Corp. PLC	7,153,812
78,046	Emerson Electric Co.	4,263,653
12,438	Rockwell Automation, Inc.	1,411,340
		19,155,800

	Electronic Equipment, Instruments & Components — 1.3%
48,937	Amphenol Corp., Class A	2,732,153
136,360	CDW Corp.	5,249,860
338,609	Corning, Inc.	6,321,830
114,234	TE Connectivity Ltd.	6,794,638
		21,098,481

	Energy Equipment & Services — 0.1%
19,181	Schlumberger Ltd.	1,541,001

	Food & Staples Retailing — 1.3%
27,278	CVS Health Corp.	2,741,439
73,973	Kroger (The) Co.	2,617,904
50,384	Walgreens Boots Alliance, Inc.	3,994,444
82,624	Wal-Mart Stores, Inc.	5,525,067
181,898	Whole Foods Market, Inc.	5,289,594
		20,168,448

	Food Products — 3.5%
194,810	Archer-Daniels-Midland Co.	7,780,711
124,822	Bunge Ltd.	7,801,375
110,887	Campbell Soup Co.	6,842,837
63,410	ConAgra Foods, Inc.	2,825,550
66,992	General Mills, Inc.	4,109,289
130,869	Hormel Foods Corp.	5,045,000
26,494	Ingredion, Inc.	3,049,194
71,107	McCormick & Co., Inc.	6,668,414
16,650	Mead Johnson Nutrition Co.	1,451,048
106,114	Tyson Foods, Inc., Class A	6,984,424

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
69,623	WhiteWave Foods (The) Co. (a)	$2,799,541
		55,357,383

	Gas Utilities — 0.4%
95,254	Atmos Energy Corp.	6,910,678

	Health Care Equipment & Supplies — 2.4%
67,643	Abbott Laboratories	2,631,313
68,877	Baxter International, Inc.	3,045,741
27,956	Becton, Dickinson and Co.	4,508,185
75,210	Boston Scientific Corp. (a)	1,648,603
22,955	DENTSPLY SIRONA, Inc.	1,368,118
64,150	Edwards Lifesciences Corp. (a)	6,813,371
9,416	Intuitive Surgical, Inc. (a)	5,897,806
37,724	Medtronic PLC	2,985,855
24,468	ResMed, Inc.	1,365,314
52,742	Stryker Corp.	5,749,405
35,361	Varian Medical Systems, Inc. (a)	2,870,606
		38,884,317

	Health Care Providers & Services — 3.1%
25,186	Aetna, Inc.	2,827,632
40,713	Anthem, Inc.	5,731,169
17,264	Cardinal Health, Inc.	1,354,533
68,933	Centene Corp. (a)	4,271,089
61,788	Express Scripts Holding Co. (a)	4,555,629
90,627	HCA Holdings, Inc. (a)	7,306,349
40,975	Henry Schein, Inc. (a)	6,912,482
24,155	Laboratory Corp. of America Holdings (a)	3,027,105
8,995	McKesson Corp.	1,509,541
79,198	Quest Diagnostics, Inc.	5,953,314
10,977	UnitedHealth Group, Inc.	1,445,451
34,026	Universal Health Services, Inc., Class B	4,548,596
		49,442,890

	Health Care Technology — 0.1%
53,287	IMS Health Holdings, Inc. (a)	1,419,566

	Hotels, Restaurants & Leisure — 1.7%
128,143	Aramark	4,294,072
26,812	Carnival Corp.	1,315,129
42,674	Darden Restaurants, Inc.	2,656,456
54,752	Las Vegas Sands Corp.	2,472,053
59,627	Marriott International, Inc., Class A	4,179,256
33,770	McDonald’s Corp.	4,271,567
25,586	Norwegian Cruise Line Holdings Ltd. (a)	1,250,900
47,396	Starbucks Corp.	2,665,077
18,509	Wyndham Worldwide Corp.	1,313,214

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
34,570	Yum! Brands, Inc.	$2,750,389
		27,168,113

	Household Durables — 2.0%
140,396	D.R. Horton, Inc.	4,220,304
141,612	Garmin Ltd.	6,036,920
117,017	Lennar Corp., Class A	5,302,040
14,821	Mohawk Industries, Inc. (a)	2,854,969
95,825	Newell Brands, Inc.	4,363,871
4,081	NVR, Inc. (a)	6,779,724
15,689	Whirlpool Corp.	2,732,082
		32,289,910

	Household Products — 1.0%
46,043	Church & Dwight Co., Inc.	4,268,186
11,220	Clorox (The) Co.	1,405,081
20,025	Colgate-Palmolive Co.	1,420,173
31,553	Kimberly-Clark Corp.	3,950,120
51,563	Procter & Gamble (The) Co.	4,131,227
		15,174,787

	Independent Power and Renewable Electricity Producers — 0.3%
359,674	AES (The) Corp.	4,013,962

	Industrial Conglomerates — 0.5%
16,979	3M Co.	2,841,945
44,744	Danaher Corp.	4,328,982
7,739	Roper Technologies, Inc.	1,362,760
		8,533,687

	Insurance — 6.1%
67,217	Aflac, Inc.	4,635,957
11,405	Alleghany Corp. (a)	5,945,198
62,997	Allstate (The) Corp.	4,097,955
78,520	American International Group, Inc.	4,382,986
19,896	Arch Capital Group Ltd. (a)	1,402,469
95,418	Arthur J. Gallagher & Co.	4,393,045
11,871	Chubb Ltd.	1,399,116
43,292	Cincinnati Financial Corp.	2,857,705
35,827	Everest Re Group, Ltd.	6,624,412
166,928	FNF Group	5,325,003
92,101	Hartford Financial Services Group (The), Inc.	4,087,442
144,356	Lincoln National Corp.	6,272,268
4,759	Markel Corp. (a)	4,278,865
93,088	Marsh & McLennan Cos., Inc.	5,878,507
96,589	MetLife, Inc.	4,356,164
107,583	Principal Financial Group, Inc.	4,591,642
40,261	Progressive (The) Corp.	1,312,509
78,357	Prudential Financial, Inc.	6,083,637
52,242	Torchmark Corp.	3,024,289
48,485	Travelers (The) Cos., Inc.	5,328,502
183,013	Unum Group	6,260,875

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
153,771	XL Group PLC	$5,032,925
		97,571,471

	Internet & Catalog Retail — 0.8%
9,533	Amazon.com, Inc. (a)	6,287,872
168,084	Liberty Interactive Corp. QVC Group, Class A (a)	4,403,801
13,840	Netflix, Inc. (a)	1,246,015
1,096	Priceline Group (The), Inc. (a)	1,472,651
		13,410,339

	Internet Software & Services — 1.4%
50,917	Akamai Technologies, Inc. (a)	2,596,258
5,561	Alphabet, Inc., Class A (a)	3,936,521
118,583	eBay, Inc. (a)	2,896,983
61,992	Facebook, Inc., Class A (a)	7,289,019
63,915	VeriSign, Inc. (a)	5,522,256
		22,241,037

	IT Services — 4.2%
61,293	Accenture PLC, Class A	6,921,206
31,540	Automatic Data Processing, Inc.	2,789,398
45,127	Cognizant Technology Solutions Corp., Class A (a)	2,634,063
22,346	Fidelity National Information Services, Inc.	1,470,367
68,958	Fiserv, Inc. (a)	6,738,576
19,018	FleetCor Technologies, Inc. (a)	2,941,704
31,668	Gartner, Inc. (a)	2,760,499
86,660	Global Payments, Inc.	6,255,119
28,025	International Business Machines Corp.	4,089,968
50,185	Jack Henry & Associates, Inc.	4,066,490
52,388	Paychex, Inc.	2,730,463
97,834	Sabre Corp.	2,832,294
59,467	Total System Services, Inc.	3,041,142
131,285	Vantiv, Inc., Class A (a)	7,160,284
36,994	Visa, Inc., Class A	2,857,417
146,678	Western Union (The) Co.	2,933,560
507,064	Xerox Corp.	4,867,814
		67,090,364

	Leisure Products — 0.5%
88,310	Hasbro, Inc.	7,474,558

	Life Sciences Tools & Services — 0.6%
35,499	Agilent Technologies, Inc.	1,452,619
8,210	Mettler-Toledo International, Inc. (a)	2,938,770
21,733	Quintiles Transnational Holdings, Inc. (a)	1,501,098
9,992	Thermo Fisher Scientific, Inc.	1,441,346

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
10,724	Waters Corp. (a)	$1,395,836
		8,729,669

	Machinery — 2.6%
36,965	Caterpillar, Inc.	2,872,920
64,339	Cummins, Inc.	7,529,593
36,752	Deere & Co.	3,091,211
87,966	Dover Corp.	5,779,366
41,429	Illinois Tool Works, Inc.	4,330,159
22,814	Ingersoll-Rand PLC	1,495,230
129,337	PACCAR, Inc.	7,619,243
25,469	Parker-Hannifin Corp.	2,954,913
26,890	Stanley Black & Decker, Inc.	3,009,529
69,176	Xylem, Inc.	2,890,173
		41,572,337

	Media — 2.6%
25,679	CBS Corp., Class B	1,435,713
27,954	Charter Communications, Inc., Class A (a)	5,932,957
69,486	Comcast Corp., Class A	4,221,969
247,067	Discovery Communications, Inc., Class A (a)	6,747,400
246,574	Interpublic Group of Cos. (The), Inc.	5,656,408
443,134	News Corp., Class A	5,503,724
358,155	Sirius XM Holdings, Inc. (a)	1,414,712
58,497	Time Warner, Inc.	4,395,465
137,087	Viacom, Inc., Class B	5,606,858
		40,915,206

	Metals & Mining — 0.7%
295,349	Alcoa, Inc.	3,299,048
159,674	Newmont Mining Corp.	5,583,800
29,909	Nucor Corp.	1,488,870
		10,371,718

	Multiline Retail — 1.4%
33,054	Dollar General Corp.	2,707,453
151,760	Kohl’s Corp.	6,722,968
128,348	Macy’s, Inc.	5,081,297
49,458	Nordstrom, Inc.	2,528,788
68,776	Target Corp.	5,467,692
		22,508,198

	Multi-Utilities — 2.8%
141,189	Ameren Corp.	6,777,072
66,669	CMS Energy Corp.	2,712,095
55,394	Consolidated Edison, Inc.	4,132,392
18,834	Dominion Resources, Inc.	1,346,066
46,816	DTE Energy Co.	4,174,115
180,139	NiSource, Inc.	4,090,957
150,052	Public Service Enterprise Group, Inc.	6,921,899

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
80,666	SCANA Corp.	$5,540,947
40,790	Sempra Energy	4,215,646
70,652	WEC Energy Group, Inc.	4,112,653
		44,023,842

	Oil, Gas & Consumable Fuels — 5.0%
284,422	Antero Resources Corp. (a)	8,049,143
59,316	Chevron Corp.	6,060,909
28,004	Concho Resources, Inc. (a)	3,253,225
105,393	ConocoPhillips	5,036,731
93,197	Continental Resources, Inc. (a)	3,472,520
21,036	EQT Corp.	1,474,624
67,696	Exxon Mobil Corp.	5,984,326
53,740	Hess Corp.	3,203,979
200,269	HollyFrontier Corp.	7,129,576
79,209	Kinder Morgan, Inc.	1,406,752
507,976	Marathon Oil Corp.	7,157,382
190,250	Marathon Petroleum Corp.	7,434,970
81,690	Phillips 66	6,707,566
82,241	Tesoro Corp.	6,553,785
110,283	Valero Energy Corp.	6,492,360
		79,417,848

	Personal Products — 0.5%
75,002	Estee Lauder (The) Cos., Inc., Class A	7,190,442

	Pharmaceuticals — 0.2%
13,076	Johnson & Johnson	1,465,558
26,740	Merck & Co., Inc.	1,466,422
		2,931,980

	Professional Services — 0.5%
49,514	Equifax, Inc.	5,954,058
35,405	Verisk Analytics, Inc. (a)	2,746,720
		8,700,778

	Real Estate Investment Trusts — 4.2%
27,637	American Tower Corp.	2,898,568
7,439	AvalonBay Communities, Inc.	1,315,141
33,647	Camden Property Trust	2,716,322
63,950	Digital Realty Trust, Inc.	5,626,321
62,763	Duke Realty Corp.	1,372,627
12,832	Equinix, Inc.	4,239,051
6,052	Essex Property Trust, Inc.	1,334,163
60,547	Extra Space Storage, Inc.	5,143,468
18,133	Federal Realty Investment Trust	2,757,667
338,854	Host Hotels & Resorts, Inc.	5,360,670
196,622	Kimco Realty Corp.	5,529,011
55,367	Mid-America Apartment Communities, Inc.	5,299,176
64,044	Prologis, Inc.	2,908,238
25,644	Public Storage	6,277,908
67,895	Realty Income Corp.	4,019,384

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
37,800	Regency Centers Corp.	$2,785,860
13,624	Simon Property Group, Inc.	2,740,740
73,432	UDR, Inc.	2,564,245
159,492	VEREIT, Inc.	1,416,289
		66,304,849

	Road & Rail — 1.3%
274,699	CSX Corp.	7,491,042
33,588	J.B. Hunt Transport Services, Inc.	2,783,773
49,669	Kansas City Southern	4,706,138
71,138	Union Pacific Corp.	6,205,368
		21,186,321

	Semiconductors & Semiconductor Equipment — 3.1%
23,904	Analog Devices, Inc.	1,346,273
333,976	Applied Materials, Inc.	6,836,489
103,310	First Solar, Inc. (a)	5,768,831
218,658	Intel Corp.	6,620,964
51,380	Lam Research Corp.	3,925,432
29,351	Microchip Technology, Inc.	1,426,165
675,598	Micron Technology, Inc. (a)	7,262,679
198,529	NVIDIA Corp.	7,053,735
110,652	QUALCOMM, Inc.	5,590,139
49,275	Texas Instruments, Inc.	2,810,646
		48,641,353

	Software — 2.2%
41,807	Activision Blizzard, Inc.	1,441,087
45,247	Adobe Systems, Inc. (a)	4,263,172
24,261	Autodesk, Inc. (a)	1,451,293
183,787	CA, Inc.	5,451,123
54,013	Citrix Systems, Inc. (a)	4,420,424
40,806	Intuit, Inc.	4,116,917
102,459	Microsoft Corp.	5,109,630
69,160	Oracle Corp.	2,756,718
19,161	salesforce.com, Inc. (a)	1,452,404
230,909	Symantec Corp.	3,843,480
29,204	Synopsys, Inc. (a)	1,387,774
		35,694,022

	Specialty Retail — 4.9%
8,825	Advance Auto Parts, Inc.	1,377,582
7,103	AutoZone, Inc. (a)	5,435,429
142,498	Bed Bath & Beyond, Inc. (a)	6,728,756
218,048	Best Buy Co., Inc.	6,994,980
27,683	CarMax, Inc. (a)	1,465,815
21,931	Foot Locker, Inc.	1,347,441
240,597	Gap (The), Inc.	5,577,038
42,411	Home Depot (The), Inc.	5,678,409
74,706	Lowe’s Cos., Inc.	5,679,150
20,678	O’Reilly Automotive, Inc. (a)	5,431,697
122,167	Ross Stores, Inc.	6,936,642
11,406	Signet Jewelers Ltd.	1,238,235

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
57,837	Tiffany & Co.	$4,126,670
90,283	TJX (The) Cos., Inc.	6,845,257
62,558	Tractor Supply Co.	5,921,740
36,510	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,604,303
		78,389,144

	Technology Hardware, Storage & Peripherals — 1.3%
12,981	Apple, Inc.	1,216,839
398,960	Hewlett Packard Enterprise Co.	6,646,674
114,832	HP, Inc.	1,408,989
103,679	NetApp, Inc.	2,450,971
123,197	Seagate Technology PLC	2,681,999
149,737	Western Digital Corp.	6,119,002
		20,524,474

	Textiles, Apparel & Luxury Goods — 1.1%
141,153	Coach, Inc.	5,684,231
23,016	NIKE, Inc., Class B	1,356,563
73,481	Ralph Lauren Corp.	6,849,164
32,283	Under Armour, Inc., Class A (a)	1,418,515
21,843	VF Corp.	1,377,201
		16,685,674

	Tobacco — 0.7%
67,731	Altria Group, Inc.	4,247,411
43,260	Philip Morris International, Inc.	4,244,671
56,237	Reynolds American, Inc.	2,789,355
		11,281,437

	Trading Companies & Distributors — 0.6%
144,356	Fastenal Co.	6,754,417
12,121	W.W. Grainger, Inc.	2,842,617
		9,597,034

	Water Utilities — 0.5%
102,621	American Water Works Co., Inc.	7,466,704

	Wireless Telecommunication Services — 0.6%
1,626,101	Sprint Corp. (a)	5,577,527
110,812	T-Mobile US, Inc. (a)	4,352,695
		9,930,222

	Total Investments — 100.0%	1,590,891,003
	(Cost $1,524,222,354) (b)
	Net Other Assets and Liabilities — 0.0%	194,994
	Net Assets — 100.0%	$1,591,085,997

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $117,264,802 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $50,596,153.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,590,891,003	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.6%
10,236	B/E Aerospace, Inc.	$497,777
12,478	Curtiss-Wright Corp.	955,565
14,737	Esterline Technologies Corp. (a)	1,011,842
31,405	HEICO Corp.	1,925,441
6,895	Huntington Ingalls Industries, Inc.	998,189
5,430	Orbital ATK, Inc.	472,410
52,039	Spirit AeroSystems Holdings, Inc., Class A (a)	2,453,639
21,425	Teledyne Technologies, Inc. (a)	1,991,454
		10,306,317

	Air Freight & Logistics — 0.4%
76,890	XPO Logistics, Inc. (a) (b)	2,317,465

	Airlines — 0.4%
2,651	Allegiant Travel Co.	425,671
49,198	Spirit Airlines, Inc. (a)	2,161,268
		2,586,939

	Auto Components — 0.9%
63,763	Cooper Tire & Rubber Co.	2,202,374
30,089	Gentex Corp.	482,628
18,330	Tenneco, Inc. (a)	976,989
29,659	Visteon Corp.	2,362,932
		6,024,923

	Automobiles — 0.3%
29,613	Thor Industries, Inc.	1,895,824

	Banks — 5.7%
78,947	Associated Banc-Corp	1,439,993
44,308	BancorpSouth, Inc.	1,040,795
13,828	Bank of Hawaii Corp.	945,974
11,248	Bank of the Ozarks, Inc.	464,542
13,708	BankUnited, Inc.	472,926
25,930	BOK Financial Corp. (b)	1,560,467
76,072	CIT Group, Inc.	2,629,809
49,865	Comerica, Inc.	2,214,006
21,005	Commerce Bancshares, Inc.	983,454
25,699	Cullen/Frost Bankers, Inc.	1,644,479
43,605	East West Bancorp, Inc.	1,634,752
36,287	F.N.B. Corp.	479,714
5,641	First Citizens BancShares, Inc., Class A	1,438,455
70,569	Fulton Financial Corp.	987,260
11,529	Home BancShares, Inc.	495,632
18,417	IBERIABANK Corp.	1,086,419
40,559	Investors Bancorp, Inc.	468,456
29,097	MB Financial, Inc.	1,011,412
59,272	People’s United Financial, Inc.	918,716
9,623	Pinnacle Financial Partners, Inc.	473,163
82,507	Popular, Inc.	2,452,108
12,231	PrivateBancorp, Inc.	508,932
40,707	Prosperity Bancshares, Inc.	2,148,108

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
29,636	Sterling Bancorp	$484,252
4,626	SVB Financial Group (a)	482,399
16,330	Synovus Financial Corp.	508,843
154,030	TCF Financial Corp.	2,100,969
9,144	UMB Financial Corp.	509,778
29,767	Umpqua Holdings Corp.	471,212
49,487	Valley National Bancorp	468,147
13,150	Webster Financial Corp.	481,816
14,143	Western Alliance Bancorp (a)	517,351
31,942	Wintrust Financial Corp.	1,661,623
58,501	Zions Bancorporation	1,609,948
		36,795,910

	Biotechnology — 0.5%
27,861	Intrexon Corp. (a) (b)	744,724
13,225	Ligand Pharmaceuticals, Inc. (a)	1,598,506
90,876	OPKO Health, Inc. (a) (b)	976,917
		3,320,147

	Building Products — 1.4%
24,747	A.O. Smith Corp.	1,910,963
7,410	Allegion PLC	484,985
13,969	Lennox International, Inc.	1,885,117
49,927	Owens Corning	2,300,137
95,144	USG Corp. (a)	2,569,839
		9,151,041

	Capital Markets — 1.9%
156,498	BGC Partners, Inc., Class A	1,421,002
28,168	Eaton Vance Corp.	972,641
32,728	Federated Investors, Inc., Class B	1,034,205
51,484	FS Investment Corp. (b)	479,316
12,007	Interactive Brokers Group, Inc., Class A	456,266
96,808	Janus Capital Group, Inc.	1,413,397
13,613	Legg Mason, Inc.	437,113
57,109	LPL Financial Holdings, Inc. (b)	1,507,678
29,748	Raymond James Financial, Inc.	1,551,953
31,899	Stifel Financial Corp. (a)	1,049,796
100,277	Waddell & Reed Financial, Inc., Class A	2,039,634
		12,363,001

	Chemicals — 2.4%
22,154	Albemarle Corp.	1,465,709
12,880	Ashland, Inc.	1,437,408
32,336	Axalta Coating Systems Ltd. (a)	920,606
46,777	FMC Corp.	2,023,573
106,489	Huntsman Corp.	1,676,137
1,191	NewMarket Corp.	483,617
54,359	Olin Corp.	1,184,482
31,214	PolyOne Corp.	1,123,080
32,438	Scotts Miracle-Gro (The) Co., Class A	2,295,962

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
7,440	Sensient Technologies Corp.	$500,340
50,983	Westlake Chemical Corp.	2,558,837
		15,669,751

	Commercial Services & Supplies — 1.6%
19,137	Clean Harbors, Inc. (a)	945,368
46,319	Copart, Inc. (a)	1,984,306
30,219	Deluxe Corp.	1,897,149
51,301	Healthcare Services Group, Inc.	1,941,743
37,134	KAR Auction Services, Inc.	1,396,238
43,835	Pitney Bowes, Inc.	919,220
28,787	R.R. Donnelley & Sons Co.	500,894
34,816	Rollins, Inc.	935,506
		10,520,424

	Communications Equipment — 0.9%
7,482	Arista Networks, Inc. (a) (b)	498,451
223,111	Brocade Communications Systems, Inc.	2,144,097
20,553	NetScout Systems, Inc. (a)	457,510
14,190	Ubiquiti Networks, Inc. (a) (b)	505,448
25,699	ViaSat, Inc. (a)	1,971,113
		5,576,619

	Construction & Engineering — 1.9%
45,999	AECOM (a)	1,494,508
21,900	Dycom Industries, Inc. (a)	1,546,140
38,856	EMCOR Group, Inc.	1,883,739
26,374	Fluor Corp.	1,441,603
32,521	Jacobs Engineering Group, Inc. (a)	1,449,786
121,990	KBR, Inc.	1,898,164
104,632	Quanta Services, Inc. (a)	2,481,871
		12,195,811

	Construction Materials — 0.2%
20,201	Eagle Materials, Inc.	1,497,298

	Consumer Finance — 1.0%
157,762	Navient Corp.	2,156,607
225,025	Santander Consumer USA Holdings, Inc. (a)	2,963,579
222,690	SLM Corp. (a)	1,507,611
		6,627,797

	Containers & Packaging — 1.8%
18,063	AptarGroup, Inc.	1,372,788
32,735	Avery Dennison Corp.	2,376,888
9,118	Bemis Co., Inc.	457,541
52,238	Berry Plastics Group, Inc. (a)	1,881,613
110,219	Graphic Packaging Holding Co.	1,463,708
31,265	Packaging Corp. of America	2,028,473
17,758	Silgan Holdings, Inc.	901,041

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
29,160	Sonoco Products Co.	$1,367,313
		11,849,365

	Distributors — 0.4%
26,903	Pool Corp.	2,351,591

	Diversified Consumer Services — 0.4%
14,575	Bright Horizons Family Solutions, Inc. (a)	956,411
19,129	Service Corp. International	510,170
25,058	ServiceMaster Global Holdings, Inc. (a)	960,223
		2,426,804

	Diversified Financial Services — 0.9%
7,226	CBOE Holdings, Inc.	447,723
87,589	Leucadia National Corp.	1,460,984
18,910	MarketAxess Holdings, Inc.	2,321,392
16,045	Morningstar, Inc.	1,334,944
		5,565,043

	Diversified Telecommunication Services — 0.3%
337,819	Frontier Communications Corp.	1,878,274

	Electric Utilities — 1.8%
33,679	ALLETE, Inc.	1,892,423
58,555	Great Plains Energy, Inc.	1,828,673
18,988	IDACORP, Inc.	1,380,997
65,959	OGE Energy Corp.	1,951,727
28,001	PNM Resources, Inc.	887,072
47,820	Portland General Electric Co.	1,899,410
28,549	Westar Energy, Inc.	1,473,414
		11,313,716

	Electrical Equipment — 0.8%
33,891	EnerSys	1,978,218
8,913	Hubbell, Inc.	942,639
29,932	Regal Beloit Corp.	1,928,219
		4,849,076

	Electronic Equipment, Instruments & Components — 3.4%
36,648	Arrow Electronics, Inc. (a)	2,275,841
53,285	Avnet, Inc.	2,191,079
12,121	Cognex Corp.	430,659
15,912	FEI Co.	1,416,486
42,983	FLIR Systems, Inc.	1,298,517
19,654	IPG Photonics Corp. (a)	1,703,412
122,495	Jabil Circuit, Inc.	2,126,513
85,094	Keysight Technologies, Inc. (a)	2,219,252
15,339	Littelfuse, Inc.	1,786,687

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
15,679	National Instruments Corp.	$432,270
20,395	SYNNEX Corp.	1,684,015
30,748	Tech Data Corp. (a)	2,112,080
17,453	Universal Display Corp. (a)	1,017,684
16,717	VeriFone Systems, Inc. (a)	475,766
13,684	Zebra Technologies Corp., Class A (a)	856,071
		22,026,332

	Energy Equipment & Services — 2.7%
4,200	Core Laboratories N.V.	561,372
43,452	Diamond Offshore Drilling, Inc.	1,054,146
38,978	Dril-Quip, Inc. (a)	2,526,554
69,021	FMC Technologies, Inc. (a)	2,104,450
85,941	Frank’s International N.V. (b)	1,430,918
40,199	Helmerich & Payne, Inc. (b)	2,657,958
205,262	Nabors Industries Ltd.	2,011,568
71,014	Oceaneering International, Inc.	2,602,663
107,174	Patterson-UTI Energy, Inc.	2,116,686
		17,066,315

	Food & Staples Retailing — 0.6%
8,332	Casey’s General Stores, Inc.	933,184
5,582	PriceSmart, Inc.	483,066
81,285	Sprouts Farmers Market, Inc. (a)	2,281,670
		3,697,920

	Food Products — 2.2%
27,124	B&G Foods, Inc.	1,117,780
45,473	Cal-Maine Foods, Inc. (b)	2,308,209
76,723	Flowers Foods, Inc.	1,470,013
22,444	Fresh Del Monte Produce, Inc.	970,927
23,080	Hain Celestial Group (The), Inc. (a)	966,129
4,360	J&J Snack Foods Corp.	440,927
12,809	Lancaster Colony Corp.	1,492,249
74,347	Pilgrim’s Pride Corp. (a) (b)	2,000,678
21,133	Pinnacle Foods, Inc.	900,054
34,324	Post Holdings, Inc. (a)	2,465,836
		14,132,802

	Gas Utilities — 1.6%
12,959	New Jersey Resources Corp.	462,377
38,634	ONE Gas, Inc.	2,258,930
28,678	Southwest Gas Corp.	1,861,489
34,841	Spire, Inc.	2,228,430
35,153	UGI Corp.	1,414,557
32,617	WGL Holdings, Inc.	2,214,368
		10,440,151

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 1.9%
14,939	ABIOMED, Inc. (a)	$1,451,174
32,474	Align Technology, Inc. (a)	2,344,298
33,079	Cantel Medical Corp.	2,215,962
3,066	Cooper (The) Cos., Inc.	469,343
12,056	IDEXX Laboratories, Inc. (a)	1,016,924
14,017	Integra LifeSciences Holdings Corp. (a)	992,684
9,377	Neogen Corp. (a)	442,970
12,027	Teleflex, Inc.	1,873,566
20,431	West Pharmaceutical Services, Inc.	1,454,687
		12,261,608

	Health Care Providers & Services — 2.2%
18,986	AmSurg Corp. (a)	1,537,486
59,459	Brookdale Senior Living, Inc. (a)	1,097,613
6,971	Chemed Corp.	904,696
127,526	Community Health Systems, Inc. (a)	2,433,196
25,092	HealthSouth Corp.	1,040,314
34,087	LifePoint Health, Inc. (a)	2,302,918
29,282	Molina Healthcare, Inc. (a)	1,515,636
23,360	Owens & Minor, Inc.	850,071
10,146	Patterson Cos., Inc.	439,829
16,319	Tenet Healthcare Corp. (a)	517,149
24,550	VCA, Inc. (a)	1,545,914
		14,184,822

	Health Care Technology — 0.3%
35,738	Allscripts Healthcare Solutions, Inc. (a)	478,889
6,804	athenahealth, Inc. (a)	906,973
18,854	Veeva Systems, Inc., Class A (a)	518,674
		1,904,536

	Hotels, Restaurants & Leisure — 3.4%
55,970	Bloomin’ Brands, Inc.	1,046,639
91,404	Boyd Gaming Corp. (a)	1,703,771
30,823	Brinker International, Inc.	1,427,721
17,785	Cheesecake Factory (The), Inc.	907,213
17,469	Choice Hotels International, Inc.	884,979
15,962	Churchill Downs, Inc.	2,141,781
3,092	Cracker Barrel Old Country Store, Inc. (b)	452,700
17,902	Domino’s Pizza, Inc.	2,163,994
20,017	Dunkin’ Brands Group, Inc.	930,790
9,219	Panera Bread Co., Class A (a)	1,977,383
25,523	Six Flags Entertainment Corp.	1,532,656
54,165	Texas Roadhouse, Inc.	2,205,599
17,656	Vail Resorts, Inc.	2,288,924
173,408	Wendy’s (The) Co.	1,883,211
		21,547,361

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 2.0%
56,505	CalAtlantic Group, Inc.	$1,829,067
21,209	Harman International Industries, Inc.	1,628,003
22,765	Helen of Troy Ltd. (a)	2,265,800
39,017	Leggett & Platt, Inc.	1,923,148
100,931	PulteGroup, Inc.	1,856,121
7,766	Tempur Sealy International, Inc. (a)	471,163
63,992	Toll Brothers, Inc. (a)	1,746,982
16,285	Tupperware Brands Corp.	945,670
		12,665,954

	Household Products — 0.7%
169,455	HRG Group, Inc. (a)	2,440,152
17,282	Spectrum Brands Holdings, Inc. (b)	1,963,235
		4,403,387

	Independent Power and Renewable Electricity Producers — 0.1%
31,121	Calpine Corp. (a)	491,089

	Industrial Conglomerates — 0.2%
14,234	Carlisle Cos., Inc.	1,450,445

	Insurance — 5.7%
13,512	Allied World Assurance Co. Holdings AG	480,757
13,418	American Financial Group, Inc.	927,318
16,350	American National Insurance Co.	1,898,562
49,487	Aspen Insurance Holdings Ltd.	2,293,722
93,301	Assured Guaranty Ltd.	2,413,697
42,563	Axis Capital Holdings Ltd.	2,267,331
52,749	Brown & Brown, Inc.	1,852,017
105,380	CNO Financial Group, Inc.	1,935,831
28,901	Endurance Specialty Holdings Ltd.	1,849,086
11,615	Enstar Group Ltd. (a)	1,840,281
49,552	First American Financial Corp.	1,784,863
20,931	Hanover Insurance Group (The), Inc.	1,795,043
109,333	National General Holdings Corp.	2,207,433
103,305	Old Republic International Corp.	1,910,109
21,204	Primerica, Inc.	1,050,870
9,330	ProAssurance Corp.	445,321
14,715	Reinsurance Group of America, Inc.	1,401,162
15,759	RenaissanceRe Holdings Ltd.	1,747,831
21,183	RLI Corp.	1,317,159
50,021	Validus Holdings Ltd.	2,305,468
25,201	W. R. Berkley Corp.	1,411,256
1,765	White Mountains Insurance Group Ltd.	1,464,950
		36,600,067

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Catalog Retail — 0.4%
9,025	HSN, Inc.	$478,596
54,616	Wayfair, Inc., Class A (a) (b)	2,061,754
		2,540,350

	Internet Software & Services — 0.9%
26,028	Cimpress N.V. (a)	2,287,080
2,509	CoStar Group, Inc. (a)	495,051
10,028	IAC/InterActiveCorp	464,697
109,333	Rackspace Hosting, Inc. (a)	2,500,446
		5,747,274

	IT Services — 2.8%
13,764	Blackhawk Network Holdings, Inc. (a)	442,237
15,591	Booz Allen Hamilton Holding Corp.	429,844
15,920	Broadridge Financial Solutions, Inc.	952,653
13,274	CACI International, Inc., Class A (a)	1,276,295
54,914	Computer Sciences Corp.	1,819,301
85,002	Convergys Corp.	2,252,553
27,211	CoreLogic, Inc. (a)	965,446
20,932	DST Systems, Inc.	2,526,074
12,645	EPAM Systems, Inc. (a)	922,200
12,740	Euronet Worldwide, Inc. (a)	982,254
69,453	Genpact Ltd. (a)	1,937,044
28,146	Leidos Holdings, Inc.	1,396,323
8,969	MAXIMUS, Inc.	474,460
8,851	Science Applications International Corp.	469,900
18,910	Syntel, Inc. (a)	804,242
		17,650,826

	Leisure Products — 0.4%
19,679	Brunswick Corp.	945,183
14,382	Polaris Industries, Inc.	1,407,710
		2,352,893

	Life Sciences Tools & Services — 1.6%
6,906	Bio-Rad Laboratories, Inc., Class A (a)	979,616
4,995	Bio-Techne Corp.	465,434
67,443	Bruker Corp.	1,908,637
12,434	Charles River Laboratories International, Inc. (a)	985,643
34,368	INC Research Holdings, Inc., Class A (a)	1,654,132
7,526	PAREXEL International Corp. (a)	459,839
9,545	PerkinElmer, Inc.	481,259
44,163	PRA Health Sciences, Inc. (a)	2,095,534

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
34,893	VWR Corp. (a)	$929,549
		9,959,643
	Machinery — 4.6%
47,495	AGCO Corp.	2,539,558
17,498	Allison Transmission Holdings, Inc.	504,117
16,339	CLARCOR, Inc.	960,243
66,051	Colfax Corp. (a)	2,142,034
35,061	Crane Co.	1,948,340
14,795	Donaldson Co., Inc.	483,501
10,631	Flowserve Corp.	518,899
28,115	Graco, Inc.	2,203,935
11,394	IDEX Corp.	933,169
63,988	ITT Corp.	2,455,219
545,151	Manitowoc (The) Co., Inc. (b)	3,107,361
8,843	Middleby (The) Corp. (a)	969,546
6,208	Nordson Corp.	476,340
57,757	Oshkosh Corp.	2,821,429
27,409	Toro (The) Co.	2,369,508
128,919	Trinity Industries, Inc.	2,515,210
4,415	WABCO Holdings, Inc. (a)	495,186
11,908	Wabtec Corp.	987,530
18,151	Woodward, Inc.	983,966
		29,415,091

	Marine — 0.4%
39,152	Kirby Corp. (a)	2,498,681

	Media — 2.7%
26,353	Cinemark Holdings, Inc.	913,131
75,688	DreamWorks Animation SKG, Inc., Class A (a)	3,021,465
38,626	John Wiley & Sons, Inc., Class A	1,915,463
16,294	Liberty Broadband Corp.,Class C (a)	932,832
37,889	New York Times (The) Co., Class A	485,737
89,329	Regal Entertainment Group,Class A (b)	1,862,510
36,038	Scripps Networks Interactive, Inc., Class A	2,246,969
46,059	Sinclair Broadcast Group, Inc., Class A	1,477,112
80,495	TEGNA, Inc.	1,880,363
61,552	Tribune Media Co., Class A	2,372,830
		17,108,412

	Metals & Mining — 1.1%
26,650	Compass Minerals International, Inc.	1,997,684
34,116	Reliance Steel & Aluminum Co.	2,523,560
18,409	Royal Gold, Inc.	1,152,772

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
39,739	Worthington Industries, Inc.	$1,500,147
		7,174,163

	Multiline Retail — 0.3%
27,800	Dillard’s, Inc., Class A	1,958,510

	Multi-Utilities — 0.7%
46,307	Avista Corp.	1,855,522
22,936	NorthWestern Corp.	1,303,682
28,012	Vectren Corp.	1,368,386
		4,527,590

	Oil, Gas & Consumable Fuels — 2.0%
72,353	CVR Energy, Inc. (b)	1,756,731
6,117	Diamondback Energy, Inc. (a)	529,610
62,668	Parsley Energy, Inc., Class A (a)	1,467,685
56,880	PBF Energy, Inc., Class A	1,830,398
7,941	PDC Energy, Inc. (a)	498,615
133,835	QEP Resources, Inc.	2,399,662
32,514	RSP Permian, Inc. (a)	995,254
81,145	Western Refining, Inc.	2,171,440
29,154	World Fuel Services Corp.	1,362,366
		13,011,761

	Personal Products — 0.3%
30,676	Herbalife Ltd. (a) (b)	1,777,674

	Pharmaceuticals — 0.6%
53,105	Catalent, Inc. (a)	1,568,191
35,370	Prestige Brands Holdings, Inc. (a)	2,008,308
		3,576,499

	Professional Services — 0.5%
23,193	ManpowerGroup, Inc.	1,786,557
12,787	On Assignment, Inc. (a)	461,099
20,271	Robert Half International, Inc.	776,582
		3,024,238

	Real Estate Investment Trusts — 10.9%
26,877	Acadia Realty Trust	905,755
5,194	Alexandria Real Estate Equities, Inc.	482,782
30,077	American Campus Communities, Inc.	1,345,946
25,341	American Capital Agency Corp.	465,514
29,692	American Homes 4 Rent, Class A	469,727
11,289	Apartment Investment & Management Co., Class A	452,237
71,495	Apple Hospitality REIT, Inc.	1,353,400

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
17,577	Blackstone Mortgage Trust, Inc., Class A	$483,016
33,650	Brandywine Realty Trust	503,068
87,948	Care Capital Properties, Inc.	2,345,573
138,956	Chimera Investment Corp.	1,973,175
38,150	Colony Starwood Homes	929,716
26,973	CoreSite Realty Corp.	2,021,087
71,967	Corporate Office Properties Trust	1,848,113
58,921	Corrections Corp. of America	1,792,377
56,709	CubeSmart	1,679,153
31,026	CyrusOne, Inc.	1,369,177
23,922	DCT Industrial Trust, Inc.	965,731
26,537	DDR Corp.	464,398
15,679	Douglas Emmett, Inc.	508,784
58,239	DuPont Fabros Technology, Inc.	2,319,077
22,698	Education Realty Trust, Inc.	902,699
21,260	EPR Properties	1,400,609
50,188	Equity Commonwealth (a)	1,400,747
25,965	Equity LifeStyle Properties, Inc.	1,778,343
16,473	Equity One, Inc.	466,186
20,761	First Industrial Realty Trust, Inc.	476,257
111,925	Forest City Realty Trust, Inc., Class A	2,325,802
40,851	GEO Group (The), Inc.	1,308,458
55,870	Gramercy Property Trust	473,219
30,567	Healthcare Realty Trust, Inc.	925,569
32,094	Healthcare Trust of America, Inc., Class A	927,196
19,749	Highwoods Properties, Inc.	922,871
71,100	Hospitality Properties Trust	1,819,449
16,324	Hudson Pacific Properties, Inc.	477,477
51,112	Kite Realty Group Trust	1,391,780
15,353	Lamar Advertising Co., Class A	952,500
93,264	LaSalle Hotel Properties	2,229,010
14,109	Liberty Property Trust	492,404
72,743	Medical Properties Trust, Inc.	968,209
344,600	MFA Financial, Inc.	2,381,186
21,292	National Health Investors, Inc.	1,449,772
30,656	National Retail Properties, Inc.	1,341,507
23,245	Piedmont Office Realty Trust, Inc., Class A	462,808
7,902	Post Properties, Inc.	453,259
14,091	PS Business Parks, Inc.	1,349,354
29,785	Retail Properties of America, Inc., Class A	476,262
103,169	RLJ Lodging Trust	2,173,771
9,171	Ryman Hospitality Properties, Inc.	472,582
79,168	Senior Housing Properties Trust	1,391,773
12,007	Sovran Self Storage, Inc.	1,275,384
83,929	Spirit Realty Capital, Inc.	959,308
74,818	Starwood Property Trust, Inc.	1,448,476
13,183	Sun Communities, Inc.	894,730

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
168,608	Sunstone Hotel Investors, Inc.	$2,159,868
25,947	Tanger Factory Outlet Centers, Inc.	910,221
297,293	Two Harbors Investment Corp.	2,327,804
54,810	Urban Edge Properties	1,421,771
12,583	Weingarten Realty Investors	464,564
		70,130,991

	Real Estate Management & Development — 0.5%
20,120	Jones Lang LaSalle, Inc.	2,317,220
26,148	Realogy Holdings Corp. (a)	934,530
		3,251,750

	Road & Rail — 1.5%
30,118	Genesee & Wyoming, Inc., Class A (a)	1,960,983
134,502	Hertz Global Holdings, Inc. (a)	1,245,488
72,214	Knight Transportation, Inc.	1,918,726
14,614	Landstar System, Inc.	957,948
20,343	Old Dominion Freight Line, Inc. (a)	1,343,655
36,439	Ryder System, Inc.	2,511,376
		9,938,176

	Semiconductors & Semiconductor Equipment — 1.9%
64,831	Cirrus Logic, Inc. (a)	2,340,399
23,097	Integrated Device Technology, Inc. (a)	445,310
32,343	M/A-COM Technology Solutions Holdings, Inc. (a)	1,322,505
91,582	Marvell Technology Group Ltd.	913,988
49,293	Microsemi Corp. (a)	1,665,611
22,255	Monolithic Power Systems, Inc.	1,389,157
196,914	ON Semiconductor Corp. (a)	1,864,776
11,841	Synaptics, Inc. (a)	847,224
65,600	Teradyne, Inc.	1,240,496
		12,029,466

	Software — 2.1%
22,520	Blackbaud, Inc.	1,391,060
60,064	Cadence Design Systems, Inc. (a)	1,392,884
26,043	Ellie Mae, Inc. (a)	2,177,195
17,800	Fair Isaac Corp.	1,899,438
69,666	Mentor Graphics Corp.	1,390,533
75,779	Nuance Communications, Inc. (a)	1,301,883
62,663	Take-Two Interactive Software, Inc. (a)	2,141,821
4,879	Ultimate Software Group (The), Inc. (a)	959,163
18,050	VMware, Inc., Class A (a) (b)	1,027,226
		13,681,203

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 4.2%
141,602	American Eagle Outfitters, Inc.	$2,026,325
40,454	AutoNation, Inc. (a)	2,048,995
41,972	Burlington Stores, Inc. (a)	2,391,145
29,088	Cabela’s, Inc. (a)	1,516,939
36,989	CST Brands, Inc.	1,397,075
40,394	Dick’s Sporting Goods, Inc.	1,871,858
74,394	GameStop Corp., Class A (b)	2,440,123
44,608	GNC Holdings, Inc., Class A	1,086,651
84,394	Michaels Cos., (The), Inc. (a)	2,399,322
13,211	Monro Muffler Brake, Inc.	914,465
23,048	Murphy USA, Inc. (a)	1,323,416
49,826	Penske Automotive Group, Inc.	1,949,691
14,580	Sally Beauty Holdings, Inc. (a)	457,812
214,009	Staples, Inc.	2,182,892
57,069	Urban Outfitters, Inc. (a)	1,730,332
25,873	Williams-Sonoma, Inc.	1,520,815
		27,257,856

	Textiles, Apparel & Luxury Goods — 1.4%
22,402	Carter’s, Inc.	2,389,621
15,713	Columbia Sportswear Co.	920,310
28,970	G-III Apparel Group Ltd. (a)	1,310,893
19,063	PVH Corp.	1,822,423
46,512	Skechers U.S.A., Inc., Class A (a)	1,537,222
25,492	Steven Madden Ltd. (a)	892,475
		8,872,944

	Thrifts & Mortgage Finance — 1.0%
307,759	MGIC Investment Corp. (a)	2,225,098
190,364	Radian Group, Inc.	2,434,755
62,530	Washington Federal, Inc.	1,518,854
		6,178,707

	Tobacco — 0.1%
20,670	Vector Group Ltd.	446,472

	Trading Companies & Distributors — 1.7%
73,490	Air Lease Corp.	2,239,975
57,559	Beacon Roofing Supply, Inc. (a)	2,459,496
42,828	HD Supply Holdings, Inc. (a)	1,468,144
12,373	MSC Industrial Direct Co., Inc., Class A	958,908
30,365	United Rentals, Inc. (a)	2,032,329
14,015	Watsco, Inc.	1,884,597
		11,043,449

	Water Utilities — 0.2%
44,510	Aqua America, Inc.	1,409,187

	Wireless Telecommunication Services — 0.7%
78,449	Telephone and Data Systems, Inc.	2,319,737

Shares	Description	Value

	Wireless Telecommunication Services (Continued)
51,664	United States Cellular Corp. (a)	$2,202,953
		4,522,690
	Total Common Stocks — 100.0%	641,042,421
	(Cost $616,238,630)

	Money Market Funds — 0.9%
5,528,433	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	5,528,433
228,324	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	228,324
	Total Money Market Funds — 0.9%	5,756,757
	(Cost $5,756,757)

Principal Value	Description	Value

	Repurchase Agreements — 2.4%
$852,888	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $852,905. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $874,372. (d)	852,888
14,723,143	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $14,723,475. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $15,105,926. (d)	14,723,143

	Total Repurchase Agreements — 2.4%	15,576,031
	(Cost $15,576,031)

	Total Investments — 103.3%	662,375,209
	(Cost $637,571,418) (e)
	Net Other Assets and Liabilities — (3.3)%	(21,314,066)
	Net Assets — 100.0%	$641,061,143

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $20,582,450 and the total value of the collateral held by the Fund is $21,104,464.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $43,283,575 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,479,784.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$641,042,421	$—	$—
Money Market Funds	5,756,757	—	—
Repurchase Agreements	—	15,576,031	—
Total Investments	$646,799,178	$15,576,031	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.1%
57,240	AAR Corp.	$1,376,050
32,527	Aerojet Rocketdyne Holdings, Inc. (a)	589,389
6,667	Cubic Corp.	277,147
76,992	DigitalGlobe, Inc. (a)	1,706,143
65,614	Mercury Systems, Inc. (a)	1,379,206
29,159	Moog, Inc., Class A (a)	1,424,709
27,142	TASER International, Inc. (a)	495,613
42,312	Triumph Group, Inc.	1,530,848
		8,779,105

	Air Freight & Logistics — 0.7%
25,209	Atlas Air Worldwide Holdings, Inc. (a)	1,006,847
9,808	Echo Global Logistics, Inc. (a)	229,213
17,634	Forward Air Corp.	803,758
19,593	Hub Group, Inc., Class A (a)	754,722
		2,794,540

	Airlines — 1.0%
28,226	Hawaiian Holdings, Inc. (a)	1,187,468
66,632	SkyWest, Inc.	1,565,852
27,634	Virgin America, Inc. (a)	1,538,937
		4,292,257

	Auto Components — 1.5%
69,238	American Axle & Manufacturing Holdings, Inc. (a)	1,073,881
14,833	Cooper-Standard Holding, Inc. (a)	1,143,773
56,720	Dana Holding Corp.	733,390
19,580	Dorman Products, Inc. (a)	1,053,208
20,663	Drew Industries, Inc.	1,339,582
30,752	Standard Motor Products, Inc.	1,092,004
		6,435,838

	Banks — 6.7%
25,100	1st Source Corp.	864,444
9,006	Ameris Bancorp	282,788
14,013	BancFirst Corp.	873,991
12,674	Banner Corp.	542,194
17,538	BBCN Bancorp, Inc.	273,943
29,720	Berkshire Hills Bancorp, Inc.	806,601
12,614	BNC Bancorp	282,049
69,798	Boston Private Financial Holdings, Inc.	852,931
48,391	Brookline Bancorp, Inc.	550,690
17,270	Capital Bank Financial Corp., Class A	522,072
22,392	Chemical Financial Corp.	861,196
16,726	City Holding Co.	821,581
8,904	Columbia Banking System, Inc.	262,579
13,944	Community Bank System, Inc.	551,764
22,547	Customers Bancorp, Inc. (a)	585,771
30,532	CVB Financial Corp.	524,540

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
16,650	Eagle Bancorp, Inc. (a)	$844,155
16,019	FCB Financial Holdings, Inc., Class A (a)	559,864
30,067	First Commonwealth Financial Corp.	276,015
29,306	First Financial Bancorp	571,467
9,006	First Financial Bankshares, Inc. (b)	291,614
29,566	First Midwest Bancorp, Inc.	546,380
10,480	Glacier Bancorp, Inc.	271,327
19,538	Great Western Bancorp, Inc.	615,838
46,410	Hancock Holding Co.	1,205,268
12,098	Hanmi Financial Corp.	279,706
34,608	Heartland Financial USA, Inc.	1,159,714
42,330	Hilltop Holdings, Inc. (a)	840,674
5,796	Independent Bank Corp.	272,586
43,211	International Bancshares Corp.	1,131,696
11,638	Lakeland Financial Corp.	550,361
9,885	NBT Bancorp, Inc.	280,141
87,414	Old National Bancorp	1,171,348
15,670	Opus Bank	566,000
2,960	Park National Corp.	271,728
8,095	Renasant Corp.	277,982
18,000	ServisFirst Bancshares, Inc. (b)	887,040
20,823	Texas Capital Bancshares, Inc. (a)	954,110
16,650	Tompkins Financial Corp.	1,087,911
13,882	TowneBank	291,522
46,269	Trustmark Corp.	1,134,053
21,632	Union Bankshares Corp.	571,301
28,846	United Community Banks, Inc.	580,670
7,138	Washington Trust Bancorp, Inc.	261,465
26,899	WesBanco, Inc.	864,265
5,469	Westamerica Bancorporation (b)	266,450
11,255	Yadkin Financial Corp.	281,600
		28,623,385

	Beverages — 0.5%
5,003	Coca-Cola Bottling Co. Consolidated	797,328
25,179	National Beverage Corp. (a)	1,176,867
		1,974,195

	Biotechnology — 1.2%
10,072	Acorda Therapeutics, Inc. (a)	260,361
41,689	ARIAD Pharmaceuticals, Inc. (a)	299,327
29,314	Emergent BioSolutions, Inc. (a)	1,129,175
66,598	Exelixis, Inc. (a) (b)	307,017
32,783	Five Prime Therapeutics, Inc. (a)	1,560,143
24,351	Ironwood Pharmaceuticals, Inc. (a)	254,468
66,877	Lexicon Pharmaceuticals, Inc. (a) (b)	923,571
30,480	MiMedx Group, Inc. (a) (b)	229,514

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
9,932	Repligen Corp. (a)	$264,589
		5,228,165

	Building Products — 2.3%
38,056	AAON, Inc.	1,009,245
14,286	American Woodmark Corp. (a)	1,040,592
18,209	Apogee Enterprises, Inc.	754,581
118,187	Builders FirstSource, Inc. (a)	1,310,694
34,484	Griffon Corp.	545,192
37,520	NCI Building Systems, Inc. (a)	553,045
94,802	Ply Gem Holdings, Inc. (a)	1,388,849
13,958	Simpson Manufacturing Co., Inc.	524,821
27,790	Trex Co., Inc. (a)	1,318,636
15,520	Universal Forest Products, Inc.	1,189,608
		9,635,263

	Capital Markets — 1.1%
6,844	Cohen & Steers, Inc.	268,764
15,443	Evercore Partners, Inc., Class A	797,477
8,476	Financial Engines, Inc. (b)	273,012
23,999	Greenhill & Co., Inc.	528,458
111,462	KCG Holdings, Inc., Class A (a)	1,527,029
21,075	New Mountain Finance Corp. (b)	263,859
16,516	TPG Specialty Lending, Inc.	271,358
10,232	Virtus Investment Partners, Inc.	800,347
		4,730,304

	Chemicals — 2.4%
29,360	A. Schulman, Inc.	818,850
8,591	Balchem Corp.	527,144
95,005	Calgon Carbon Corp.	1,557,132
10,091	Chemtura Corp. (a)	281,034
67,328	Ferro Corp. (a)	857,759
12,551	H.B. Fuller Co.	561,281
30,719	Innospec, Inc.	1,485,571
14,058	Minerals Technologies, Inc.	842,074
6,278	Quaker Chemical Corp.	559,119
19,273	Stepan Co.	1,181,242
36,185	Trinseo S.A. (a)	1,548,356
		10,219,562

	Commercial Services & Supplies — 2.8%
24,735	ABM Industries, Inc.	795,725
31,601	Covanta Holding Corp.	513,832
7,274	G&K Services, Inc., Class A	513,908
25,872	Herman Miller, Inc.	780,558
20,403	HNI Corp.	892,019
43,106	Interface, Inc.	733,664
36,914	Knoll, Inc.	861,942
15,527	Matthews International Corp., Class A	817,341
8,067	Mobile Mini, Inc.	260,161
5,510	MSA Safety, Inc.	264,976
14,980	Multi-Color Corp.	896,253

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
89,274	Steelcase, Inc., Class A	$1,362,321
17,867	Tetra Tech, Inc.	525,290
12,207	UniFirst Corp.	1,322,995
24,130	US Ecology, Inc.	1,086,574
11,674	West Corp.	250,174
		11,877,733

	Communications Equipment — 1.3%
13,175	ADTRAN, Inc.	254,541
30,074	EchoStar Corp., Class A (a)	1,230,628
29,210	Finisar Corp. (a)	480,796
19,148	InterDigital, Inc.	1,091,053
21,380	Ixia (a)	216,365
19,797	NETGEAR, Inc. (a)	839,393
13,595	Plantronics, Inc.	522,728
95,567	Polycom, Inc. (a)	1,142,026
		5,777,530

	Construction & Engineering — 0.6%
41,925	Comfort Systems USA, Inc.	1,236,368
11,146	Granite Construction, Inc.	497,000
13,162	MasTec, Inc. (a)	298,251
21,925	Primoris Services Corp.	512,826
		2,544,445

	Construction Materials — 0.8%
53,708	Headwaters, Inc. (a)	1,074,697
54,785	Summit Materials, Inc., Class A (a)	1,145,006
22,356	US Concrete, Inc. (a)	1,380,707
		3,600,410

	Consumer Finance — 1.2%
27,577	Cash America International, Inc.	1,019,246
11,567	First Cash Financial Services, Inc.	528,959
34,792	Green Dot Corp., Class A (a)	773,426
33,832	Nelnet, Inc., Class A	1,417,899
45,320	PRA Group, Inc. (a)	1,503,718
		5,243,248

	Containers & Packaging — 0.1%
16,268	Greif, Inc., Class A	564,500

	Distributors — 0.1%
3,266	Core-Mark Holding Co., Inc.	266,702

	Diversified Consumer Services — 0.6%
24,932	Grand Canyon Education, Inc. (a)	1,090,276
66,212	LifeLock, Inc. (a)	770,708
17,538	Regis Corp. (a)	239,745
9,966	Sotheby’s	271,474

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — (Continued)
18,334	Weight Watchers International, Inc. (a) (b)	$237,425
		2,609,628

	Diversified Telecommunication Services — 1.1%
79,441	8x8, Inc. (a)	900,861
7,026	Atlantic Tele-Network, Inc.	505,240
275,342	Cincinnati Bell, Inc. (a)	1,051,806
51,707	Consolidated Communications Holdings, Inc.	1,222,354
101,548	Iridium Communications, Inc. (a) (b)	819,492
		4,499,753

	Electric Utilities — 0.6%
23,225	El Paso Electric Co.	1,047,447
15,295	MGE Energy, Inc.	762,456
26,981	Otter Tail Corp.	780,291
		2,590,194

	Electrical Equipment — 0.7%
18,827	AZZ, Inc.	1,033,979
24,896	Babcock & Wilcox Enterprises, Inc. (a)	568,874
34,214	Encore Wire Corp.	1,308,685
		2,911,538

	Electronic Equipment, Instruments & Components — 4.6%
25,561	Anixter International, Inc. (a)	1,592,450
105,964	AVX Corp.	1,400,844
16,021	Badger Meter, Inc.	1,142,778
8,680	Belden, Inc.	548,055
57,786	Benchmark Electronics, Inc. (a)	1,122,204
5,798	Coherent, Inc. (a)	541,533
12,259	Dolby Laboratories, Inc., Class A	583,651
16,544	ePlus, Inc. (a)	1,329,972
41,174	Fabrinet (a)	1,316,333
61,353	II-VI, Inc. (a)	1,280,437
37,206	Insight Enterprises, Inc. (a)	919,360
6,385	Itron, Inc. (a)	262,551
36,442	Methode Electronics, Inc.	1,083,421
8,756	MTS Systems Corp.	492,262
33,704	Plexus Corp. (a)	1,407,479
79,284	QLogic Corp. (a)	1,037,828
13,349	Rogers Corp. (a)	765,699
56,970	Sanmina Corp. (a)	1,347,340
26,389	ScanSource, Inc. (a)	1,073,505
21,818	Vishay Intertechnology, Inc.	265,307
		19,513,009

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 1.0%
56,320	Bristow Group, Inc.	$1,290,854
260,531	McDermott International, Inc. (a)	1,182,811
33,806	Oil States International, Inc. (a)	1,171,040
9,785	SEACOR Holdings, Inc. (a)	575,064
		4,219,769

	Food & Staples Retailing — 1.3%
16,962	Andersons (The), Inc.	568,397
49,332	Smart & Final Stores, Inc. (a)	785,365
43,945	SpartanNash Co.	1,217,277
92,498	SUPERVALU, Inc. (a)	465,265
33,051	United Natural Foods, Inc. (a)	1,178,929
29,560	Weis Markets, Inc.	1,345,571
		5,560,804

	Food Products — 1.2%
23,343	Calavo Growers, Inc.	1,334,519
101,136	Darling Ingredients, Inc. (a)	1,465,461
15,381	Dean Foods Co.	265,014
14,770	Sanderson Farms, Inc. (b)	1,355,000
22,873	Tootsie Roll Industries, Inc.	815,194
		5,235,188

	Gas Utilities — 0.5%
12,692	Chesapeake Utilities Corp.	755,428
14,841	Northwest Natural Gas Co.	764,905
28,091	South Jersey Industries, Inc.	784,020
		2,304,353

	Health Care Equipment & Supplies — 2.1%
6,743	Analogic Corp.	532,629
2,021	Atrion Corp.	802,943
12,704	CONMED Corp.	526,200
24,152	Cynosure, Inc., Class A (a)	1,181,999
22,433	Globus Medical, Inc., Class A (a)	561,722
7,475	Greatbatch, Inc. (a)	260,130
2,559	ICU Medical, Inc. (a)	254,211
16,067	Insulet Corp. (a)	535,031
25,468	Masimo Corp. (a)	1,104,038
25,851	Meridian Bioscience, Inc.	494,013
14,408	Merit Medical Systems, Inc. (a)	291,762
14,205	Nevro Corp. (a) (b)	955,286
25,664	Orthofix International N.V. (a)	1,123,057
9,808	Zeltiq Aesthetics, Inc. (a)	293,259
		8,916,280

	Health Care Providers & Services — 3.7%
11,307	Aceto Corp.	253,616
14,389	Adeptus Health, Inc., Class A (a) (b)	980,179
14,710	Air Methods Corp. (a)	543,976
27,554	Amedisys, Inc. (a)	1,418,755

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
39,630	AMN Healthcare Services, Inc. (a)	$1,407,261
15,284	Civitas Solutions, Inc. (a)	306,291
20,274	CorVel Corp. (a)	916,385
19,445	Diplomat Pharmacy, Inc. (a) (b)	588,989
47,066	Ensign Group (The), Inc.	1,061,809
18,024	ExamWorks Group, Inc. (a)	649,765
10,798	HealthEquity, Inc. (a)	271,570
43,141	Kindred Healthcare, Inc.	636,761
14,983	LHC Group, Inc. (a)	604,414
11,765	Magellan Health, Inc. (a)	828,962
17,104	National HealthCare Corp.	1,102,353
12,048	PharMerica Corp. (a)	284,815
7,985	Premier, Inc., Class A (a)	269,973
20,865	Providence Service (The) Corp. (a)	1,039,912
90,226	Select Medical Holdings Corp. (a)	1,207,224
28,781	Surgical Care Affiliates, Inc. (a)	1,391,561
		15,764,571

	Health Care Technology — 0.5%
12,059	HealthStream, Inc. (a)	272,774
37,128	HMS Holdings Corp. (a)	627,092
14,384	Inovalon Holdings, Inc., Class A (a) (b)	245,966
19,117	Omnicell, Inc. (a)	609,068
34,960	Quality Systems, Inc.	492,237
		2,247,137

	Hotels, Restaurants & Leisure — 3.5%
28,071	Belmond Ltd., Class A (a)	257,130
12,817	BJ’s Restaurants, Inc. (a)	571,638
11,411	Bob Evans Farms, Inc.	519,657
195,877	Caesars Entertainment Corp. (a) (b)	1,337,840
13,739	Dave & Buster’s Entertainment, Inc. (a)	531,699
77,141	Denny’s Corp. (a)	762,925
21,925	Diamond Resorts International, Inc. (a) (b)	465,029
5,702	DineEquity, Inc.	490,372
24,380	Fiesta Restaurant Group, Inc. (a)	782,842
10,766	Hyatt Hotels Corp., Class A (a)	515,476
28,869	International Speedway Corp., Class A	966,823
92,242	Interval Leisure Group, Inc. (b)	1,302,457
34,175	Krispy Kreme Doughnuts, Inc. (a)	594,987
63,934	La Quinta Holdings, Inc. (a)	816,437
11,840	Marriott Vacations Worldwide Corp.	741,658
4,916	Papa John’s International, Inc.	278,196
63,845	Penn National Gaming, Inc. (a)	1,029,820
16,528	Red Robin Gourmet Burgers, Inc. (a)	1,072,006

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — (Continued)
25,298	SeaWorld Entertainment, Inc.	$504,189
37,883	Sonic Corp.	1,302,039
13,434	Speedway Motorsports, Inc.	235,364
		15,078,584

	Household Durables — 2.2%
14,252	Cavco Industries, Inc. (a)	1,249,758
33,488	Ethan Allen Interiors, Inc.	1,139,931
22,274	GoPro, Inc., Class A (a) (b)	281,543
30,186	iRobot Corp. (a)	1,128,353
74,620	KB Home (b)	1,012,593
29,887	La-Z-Boy, Inc.	773,177
31,891	M.D.C. Holdings, Inc.	784,837
36,532	Meritage Homes Corp. (a)	1,243,184
35,830	TopBuild Corp. (a)	1,118,613
45,228	TRI Pointe Group, Inc. (a)	524,645
4,297	Universal Electronics, Inc. (a)	285,364
		9,541,998

	Household Products — 0.5%
81,766	Central Garden & Pet Co., Class A (a)	1,331,968
7,399	WD-40 Co.	756,918
		2,088,886

	Independent Power and Renewable Electricity Producers — 1.2%
92,691	Dynegy, Inc. (a)	1,634,142
74,829	NRG Yield, Inc., Class C	1,210,733
19,379	Ormat Technologies, Inc.	841,049
118,397	Talen Energy Corp. (a)	1,380,509
		5,066,433

	Insurance — 3.9%
79,284	American Equity Investment Life Holding Co.	1,109,976
10,141	AMERISAFE, Inc.	546,397
23,209	Argo Group International Holdings Ltd.	1,275,799
47,334	Employers Holdings, Inc.	1,405,820
12,991	FBL Financial Group, Inc., Class A	785,566
97,580	Genworth Financial, Inc., Class A (a)	334,699
25,219	Horace Mann Educators Corp.	784,311
13,237	Infinity Property & Casualty Corp.	1,061,078
33,031	James River Group Holdings Ltd.	1,022,640
27,027	Kemper Corp.	836,756
102,934	Maiden Holdings Ltd.	1,258,883
150,505	MBIA, Inc. (a)	1,173,939
5,775	National Western Life Group, Inc., Class A	1,251,442
9,529	Navigators Group (The), Inc. (a)	787,191
29,106	Selective Insurance Group, Inc.	1,010,269

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
7,343	Stewart Information Services Corp.	$255,683
23,430	Third Point Reinsurance Ltd. (a)	266,633
24,317	United Fire Group, Inc.	1,089,888
14,966	Universal Insurance Holdings, Inc. (b)	263,551
		16,520,521

	Internet & Catalog Retail — 0.1%
12,022	Liberty TripAdvisor Holdings, Inc., Class A (a)	265,205

	Internet Software & Services — 1.1%
29,051	Bankrate, Inc. (a)	265,526
7,988	Benefitfocus, Inc. (a) (b)	302,745
16,258	Cornerstone OnDemand, Inc. (a)	558,462
10,600	GrubHub, Inc. (a)	277,932
14,775	NIC, Inc.	261,665
22,163	Q2 Holdings, Inc. (a)	529,917
10,026	Stamps.com, Inc. (a) (b)	825,742
26,881	Web.com Group, Inc. (a)	537,351
21,267	WebMD Health Corp. (a)	1,334,292
		4,893,632

	IT Services — 2.0%
29,607	Cardtronics, Inc. (a)	1,167,108
29,494	CSG Systems International, Inc.	1,308,944
25,714	ExlService Holdings, Inc. (a)	1,244,301
33,310	ManTech International Corp., Class A	1,125,878
54,145	NeuStar, Inc., Class A (a) (b)	1,271,866
24,530	Perficient, Inc. (a)	512,186
35,307	Sykes Enterprises, Inc. (a)	1,029,199
28,789	TeleTech Holdings, Inc.	800,046
7,111	Virtusa Corp. (a)	252,725
		8,712,253

	Leisure Products — 0.6%
29,210	Callaway Golf Co.	272,821
50,036	Smith & Wesson Holding Corp. (a)	1,092,286
15,583	Sturm Ruger & Co., Inc.	997,780
		2,362,887

	Life Sciences Tools & Services — 0.5%
18,163	Cambrex Corp. (a)	876,183
27,463	Luminex Corp. (a)	552,006
94,021	Pacific Biosciences of California, Inc. (a)	907,303
		2,335,492

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 4.5%
21,260	Albany International Corp., Class A	$856,565
32,703	American Railcar Industries, Inc. (b)	1,341,150
11,416	Astec Industries, Inc.	552,534
38,024	Barnes Group, Inc.	1,235,400
33,411	Briggs & Stratton Corp.	707,311
20,502	ESCO Technologies, Inc.	788,917
80,360	Federal Signal Corp.	1,100,128
24,842	Franklin Electric Co., Inc.	784,759
20,547	Gorman-Rupp (The) Co.	581,275
48,190	Greenbrier (The) Cos., Inc. (b)	1,445,218
17,789	Hillenbrand, Inc.	539,185
23,612	John Bean Technologies Corp.	1,231,130
27,165	Mueller Industries, Inc.	857,327
26,963	Mueller Water Products, Inc., Class A	289,852
13,822	Proto Labs, Inc. (a) (b)	826,970
14,545	RBC Bearings, Inc. (a)	1,066,148
39,524	Rexnord Corp. (a)	861,623
53,109	SPX FLOW, Inc. (a)	1,591,146
3,424	Standex International Corp.	262,587
16,053	Sun Hydraulics Corp.	567,955
5,175	Tennant Co.	276,397
100,907	Wabash National Corp. (a)	1,437,925
		19,201,502

	Marine — 0.2%
19,895	Matson, Inc.	773,518

	Media — 1.3%
87,977	Gannett Co., Inc.	1,482,412
16,825	Meredith Corp.	863,291
35,029	National CineMedia, Inc.	497,412
80,046	New Media Investment Group, Inc.	1,284,738
6,017	Nexstar Broadcasting Group, Inc., Class A (b)	308,853
35,643	Scholastic Corp.	1,296,692
		5,733,398

	Metals & Mining — 0.9%
31,130	Carpenter Technology Corp.	1,102,313
62,792	Commercial Metals Co.	1,125,233
95,825	Hecla Mining Co.	413,006
9,453	Kaiser Aluminum Corp.	896,428
25,013	Stillwater Mining Co. (a)	305,158
		3,842,138

	Multiline Retail — 0.3%
23,528	Big Lots, Inc.	1,078,994

	Oil, Gas & Consumable Fuels — 2.7%
129,067	Alon USA Energy, Inc.	1,355,203
70,786	CONSOL Energy, Inc. (b)	1,065,329

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
87,399	Delek US Holdings, Inc.	$1,388,770
66,765	Green Plains, Inc.	1,208,447
182,963	Oasis Petroleum, Inc. (a)	1,772,911
38,165	Rice Energy, Inc. (a)	660,636
59,463	SemGroup Corp., Class A	1,823,136
56,861	SM Energy Co. (b)	1,771,789
17,843	Targa Resources Corp.	721,928
		11,768,149

	Paper & Forest Products — 1.5%
64,284	Boise Cascade Co. (a)	1,341,607
27,457	Clearwater Paper Corp. (a)	1,640,281
96,171	KapStone Paper and Packaging Corp.	1,528,157
8,369	Neenah Paper, Inc.	544,738
42,312	Schweitzer-Mauduit International, Inc.	1,455,110
		6,509,893

	Personal Products — 1.2%
166,150	Avon Products, Inc.	782,566
38,289	Coty, Inc., Class A (b)	1,163,986
8,621	Inter Parfums, Inc.	263,975
27,858	Nu Skin Enterprises, Inc., Class A (b)	1,135,771
29,266	Revlon, Inc., Class A (a)	1,066,160
6,582	USANA Health Sciences, Inc. (a) (b)	779,572
		5,192,030

	Pharmaceuticals — 0.5%
84,636	Innoviva, Inc. (b)	1,044,408
38,748	Nektar Therapeutics (a)	607,569
41,624	TherapeuticsMD, Inc. (a) (b)	343,398
		1,995,375

	Professional Services — 1.6%
15,667	Exponent, Inc.	780,843
30,008	FTI Consulting, Inc. (a)	1,209,322
18,312	Huron Consulting Group, Inc. (a)	1,018,330
5,150	Insperity, Inc.	271,766
18,833	Korn/Ferry International	511,128
84,248	Navigant Consulting, Inc. (a)	1,344,598
18,564	TriNet Group, Inc. (a)	308,534
40,749	TrueBlue, Inc. (a)	761,599
15,791	WageWorks, Inc. (a)	850,503
		7,056,623

	Real Estate Investment Trusts — 7.8%
27,699	Agree Realty Corp.	1,074,167
6,673	American Assets Trust, Inc.	264,718
16,343	Apollo Commercial Real Estate Finance, Inc.	260,344
107,743	Capstead Mortgage Corp.	1,047,262

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
89,544	CBL & Associates Properties, Inc.	$1,045,874
40,271	Chesapeake Lodging Trust	991,875
15,885	Colony Capital, Inc., Class A	280,847
76,992	Cousins Properties, Inc.	796,867
98,179	CYS Investments, Inc.	796,232
105,294	DiamondRock Hospitality Co.	938,169
8,825	EastGroup Properties, Inc.	527,294
65,614	FelCor Lodging Trust, Inc.	469,796
125,539	Franklin Street Properties Corp.	1,333,224
14,924	Government Properties Income Trust (b)	282,362
13,860	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	268,884
37,258	Hatteras Financial Corp.	592,030
24,966	Hersha Hospitality Trust	481,594
15,624	InfraREIT, Inc.	259,046
65,614	Invesco Mortgage Capital, Inc.	843,140
146,773	Investors Real Estate Trust	883,573
154,880	Lexington Realty Trust	1,359,846
11,777	LTC Properties, Inc.	546,335
22,672	Mack-Cali Realty Corp.	579,496
54,035	Monogram Residential Trust, Inc.	547,375
51,727	New Senior Investment Group, Inc.	558,652
26,375	New York REIT, Inc.	259,266
17,011	Parkway Properties, Inc.	279,831
36,655	Pebblebrook Hotel Trust	1,013,144
12,192	Pennsylvania Real Estate Investment Trust	279,684
78,121	PennyMac Mortgage Investment Trust	1,061,664
57,351	Physicians Realty Trust	1,039,774
16,868	QTS Realty Trust, Inc., Class A	816,749
44,325	Ramco-Gershenson Properties Trust	784,996
101,832	Redwood Trust, Inc.	1,319,743
52,961	Retail Opportunity Investments Corp.	1,041,743
58,677	Rexford Industrial Realty, Inc.	1,101,367
5,024	Saul Centers, Inc.	267,176
46,229	Select Income REIT	1,070,201
39,252	STAG Industrial, Inc.	783,470
111,275	Summit Hotel Properties, Inc.	1,268,535
34,080	Terreno Realty Corp.	776,002
19,821	Tier REIT, Inc.	298,901
14,207	Universal Health Realty Income Trust	775,702
27,360	Washington Real Estate Investment Trust	784,411
85,273	Xenia Hotels & Resorts, Inc.	1,311,499
		33,362,860

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.1%
7,263	Alexander & Baldwin, Inc.	$277,737

	Road & Rail — 0.8%
57,443	Heartland Express, Inc.	1,040,293
57,197	Swift Transportation Co. (a)	950,614
49,041	Werner Enterprises, Inc.	1,242,699
		3,233,606

	Semiconductors & Semiconductor Equipment — 2.8%
30,629	Advanced Energy Industries, Inc. (a)	990,848
373,886	Advanced Micro Devices, Inc. (a) (b)	1,327,295
226,140	Amkor Technology, Inc. (a)	1,291,260
19,535	Cabot Microelectronics Corp.	818,321
53,013	Diodes, Inc. (a)	987,102
58,677	Entegris, Inc. (a)	779,817
39,951	Inphi Corp. (a)	1,185,346
71,998	MaxLinear, Inc., Class A (a)	1,205,967
21,226	MKS Instruments, Inc.	761,164
76,770	Photronics, Inc. (a)	812,227
10,729	Power Integrations, Inc.	517,674
77,496	Rambus, Inc. (a)	900,504
5,925	Silicon Laboratories, Inc. (a)	277,290
13,675	Veeco Instruments, Inc. (a)	251,757
		12,106,572

	Software — 2.5%
26,211	Bottomline Technologies (de), Inc. (a)	643,742
33,010	BroadSoft, Inc. (a)	1,292,837
31,942	Callidus Software, Inc. (a)	584,539
32,654	Ebix, Inc.	1,571,310
42,939	Gigamon, Inc. (a)	1,399,382
6,107	HubSpot, Inc. (a)	270,479
5,275	Imperva, Inc. (a)	245,182
31,157	Infoblox, Inc. (a)	521,257
11,137	Monotype Imaging Holdings, Inc.	245,348
14,966	Paycom Software, Inc. (a)	571,851
16,273	Paylocity Holding Corp. (a)	622,768
31,489	Pegasystems, Inc.	830,995
38,348	RealPage, Inc. (a)	843,272
16,914	RingCentral, Inc., Class A (a)	322,719
12,989	Rovi Corp. (a)	228,866
8,237	Synchronoss Technologies, Inc. (a)	255,923
28,012	TiVo, Inc. (a)	279,560
		10,730,030

	Specialty Retail — 4.8%
53,066	Aaron’s, Inc.	1,390,860
25,339	Abercrombie & Fitch Co., Class A	677,312

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
13,355	Asbury Automotive Group, Inc. (a)	$809,580
64,659	Barnes & Noble, Inc.	759,743
31,461	Buckle (The), Inc. (b)	910,481
37,666	Caleres, Inc.	949,560
20,731	Cato (The) Corp., Class A	758,547
6,383	Children’s Place (The), Inc.	497,300
38,552	DSW, Inc., Class A	947,223
49,770	Express, Inc. (a)	904,819
25,251	Finish Line (The), Inc., Class A	498,707
32,220	Five Below, Inc. (a)	1,343,574
69,518	Francesca’s Holdings Corp. (a)	1,153,999
18,435	Genesco, Inc. (a)	1,275,333
18,156	Group 1 Automotive, Inc.	1,195,391
56,770	Guess?, Inc.	1,041,730
29,682	Hibbett Sports, Inc. (a) (b)	1,071,520
6,101	Lithia Motors, Inc., Class A	506,505
12,569	Mattress Firm Holding Corp. (a) (b)	490,442
41,216	Select Comfort Corp. (a)	1,017,211
71,467	Tile Shop Holdings, Inc. (a) (b)	1,274,971
43,022	Vitamin Shoppe, Inc. (a)	1,177,512
		20,652,320

	Technology Hardware, Storage & Peripherals — 0.3%
9,215	Diebold, Inc.	242,078
15,937	Lexmark International, Inc., Class A	615,168
23,450	Super Micro Computer, Inc. (a)	631,040
		1,488,286

	Textiles, Apparel & Luxury Goods — 1.0%
22,233	Deckers Outdoor Corp. (a)	1,285,290
29,986	Fossil Group, Inc. (a)	1,214,433
7,925	Oxford Industries, Inc.	526,378
57,849	Wolverine World Wide, Inc.	1,096,239
		4,122,340

	Thrifts & Mortgage Finance — 2.8%
38,918	Beneficial Bancorp, Inc. (a)	540,571
12,483	BofI Holding, Inc. (a) (b)	254,279
40,180	Capitol Federal Financial, Inc.	533,992
12,807	Essent Group Ltd. (a)	261,519
70,614	EverBank Financial Corp.	1,064,859
62,067	Flagstar Bancorp, Inc. (a)	1,469,126
64,711	Kearny Financial Corp.	816,653
13,622	LendingTree, Inc. (a) (b)	1,218,760
38,275	Meridian Bancorp, Inc.	559,581
80,725	Nationstar Mortgage Holdings, Inc. (a) (b)	935,603
48,612	Northfield Bancorp, Inc.	770,986
39,437	Northwest Bancshares, Inc.	552,907

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — (Continued)
62,792	Oritani Financial Corp.	$1,088,185
21,244	PHH Corp. (a)	272,561
26,389	Provident Financial Services, Inc.	527,252
32,929	Walker & Dunlop, Inc. (a)	726,084
16,383	WSFS Financial Corp.	559,316
		12,152,234

	Tobacco — 0.3%
23,446	Universal Corp.	1,278,979

	Trading Companies & Distributors — 1.5%
35,934	Aircastle Ltd.	779,768
18,414	Applied Industrial Technologies, Inc.	843,914
28,042	GATX Corp.	1,288,249
18,720	Kaman Corp.	787,925
73,024	Rush Enterprises, Inc., Class A (a)	1,437,842
24,364	WESCO International, Inc. (a) (b)	1,432,360
		6,570,058

	Water Utilities — 0.4%
6,768	American States Water Co.	282,158
19,940	California Water Service Group	556,924
29,314	SJW Corp.	1,008,695
		1,847,777
	Wireless Telecommunication Services — 0.3%
49,793	Shenandoah Telecommunications Co.	1,428,561
	Total Common Stocks — 100.0%	428,228,277
	(Cost $399,987,556)

Shares	Description	Value

	Money Market Funds — 1.6%
6,773,710	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	$6,773,710
126,794	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	126,794
	Total Money Market Funds — 1.6%	6,900,504
	(Cost $6,900,504)

Principal Value	Description	Value

	Repurchase Agreements — 4.5%
$1,045,000	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $1,045,022. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $1,071,324. (d)	1,045,000
18,039,525	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $18,039,931. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $18,508,528. (d)	18,039,525
	Total Repurchase Agreements — 4.5%	19,084,525
	(Cost $19,084,525)

	Total Investments — 106.1%	454,213,306
	(Cost $425,972,585) (e)
	Net Other Assets and Liabilities — (6.1)%	(26,036,682)
	Net Assets — 100.0%	$428,176,624

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $25,152,997 and the total value of the collateral held by the Fund is $25,858,235.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,508,671 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,267,950.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$428,228,277	$—	$—
Money Market Funds	6,900,504	—	—
Repurchase Agreements	—	19,084,525	—
Total Investments	$435,128,781	$19,084,525	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.5%
22,837	General Dynamics Corp.	$3,209,055
13,035	Honeywell International, Inc.	1,489,510
164,565	Textron, Inc.	6,365,374
14,590	United Technologies Corp.	1,522,758
		12,586,697

	Air Freight & Logistics — 0.2%
29,923	Expeditors International of Washington, Inc.	1,484,480

	Airlines — 2.2%
182,884	American Airlines Group, Inc.	6,344,246
154,069	Delta Air Lines, Inc.	6,420,055
125,294	United Continental Holdings, Inc. (a)	5,739,718
		18,504,019

	Auto Components — 1.7%
156,252	BorgWarner, Inc.	5,612,572
90,965	Goodyear Tire & Rubber (The) Co.	2,635,256
53,972	Lear Corp.	6,213,796
		14,461,624

	Automobiles — 2.1%
555,562	Ford Motor Co.	7,533,421
238,629	General Motors Co.	7,588,402
58,446	Harley-Davidson, Inc.	2,795,472
		17,917,295

	Banks — 10.4%
443,792	Bank of America Corp.	6,461,611
131,698	BB&T Corp.	4,659,475
179,643	Citigroup, Inc.	8,313,878
286,399	Citizens Financial Group, Inc.	6,544,217
449,376	Fifth Third Bancorp	8,228,075
628,938	Huntington Bancshares, Inc.	6,327,116
101,319	JPMorgan Chase & Co.	6,403,361
543,485	KeyCorp	6,679,431
13,158	M&T Bank Corp.	1,556,855
70,949	PNC Financial Services Group (The), Inc.	6,227,903
955,425	Regions Financial Corp.	8,961,886
207,874	SunTrust Banks, Inc.	8,676,661
73,911	U.S. Bancorp	3,155,261
90,604	Wells Fargo & Co.	4,528,388
		86,724,118

	Capital Markets — 4.2%
18,473	Affiliated Managers Group, Inc. (a)	3,146,321
31,912	Ameriprise Financial, Inc.	3,060,361
192,063	Franklin Resources, Inc.	7,171,633
27,912	Goldman Sachs Group (The), Inc.	4,580,638
142,399	Invesco Ltd.	4,415,793
239,907	Morgan Stanley	6,491,883
22,412	Northern Trust Corp.	1,593,045

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
74,874	State Street Corp.	$4,664,650
		35,124,324

	Chemicals — 2.7%
10,139	Air Products and Chemicals, Inc.	1,479,179
83,069	Eastman Chemical Co.	6,344,810
70,111	LyondellBasell Industries N.V., Class A	5,796,077
277,781	Mosaic (The) Co.	7,775,090
12,761	Praxair, Inc.	1,498,907
		22,894,063

	Communications Equipment — 0.7%
210,751	Cisco Systems, Inc.	5,793,545

	Consumer Finance — 3.3%
400,646	Ally Financial, Inc. (a)	7,135,505
48,861	American Express Co.	3,196,975
108,210	Capital One Financial Corp.	7,833,322
86,049	Discover Financial Services	4,841,977
152,883	Synchrony Financial (a)	4,673,634
		27,681,413

	Containers & Packaging — 0.8%
73,100	International Paper Co.	3,163,037
76,865	WestRock Co.	3,216,800
		6,379,837

	Diversified Financial Services — 0.7%
30,883	Berkshire Hathaway, Inc., Class B (a)	4,492,859
49,060	Voya Financial, Inc.	1,592,978
		6,085,837

	Diversified Telecommunication Services — 2.5%
153,180	AT&T, Inc.	5,946,448
234,671	CenturyLink, Inc.	7,263,067
141,913	Level 3 Communications, Inc. (a)	7,416,373
		20,625,888

	Electric Utilities — 6.2%
40,388	Alliant Energy Corp.	2,848,162
65,989	American Electric Power Co., Inc.	4,190,302
54,309	Duke Energy Corp.	4,278,463
60,949	Edison International	4,309,704
55,267	Entergy Corp.	4,154,973
51,423	Eversource Energy	2,902,314
209,149	Exelon Corp.	7,339,038
166,808	FirstEnergy Corp.	5,436,273
73,370	PG&E Corp.	4,270,134
79,925	Pinnacle West Capital Corp.	5,806,551
78,803	PPL Corp.	2,966,145

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
71,737	Xcel Energy, Inc.	$2,871,632
		51,373,691

	Electrical Equipment — 1.3%
95,909	Eaton Corp. PLC	6,068,162
55,168	Emerson Electric Co.	3,013,828
12,840	Rockwell Automation, Inc.	1,456,955
		10,538,945

	Electronic Equipment, Instruments & Components — 1.5%
287,223	Corning, Inc.	5,362,453
121,125	TE Connectivity Ltd.	7,204,515
		12,566,968

	Food & Staples Retailing — 1.5%
14,080	CVS Health Corp.	1,415,040
78,433	Kroger (The) Co.	2,775,744
63,975	Wal-Mart Stores, Inc.	4,278,008
140,843	Whole Foods Market, Inc.	4,095,715
		12,564,507

	Food Products — 2.4%
206,558	Archer-Daniels-Midland Co.	8,249,927
132,347	Bunge Ltd.	8,271,687
28,093	Ingredion, Inc.	3,233,223
		19,754,837

	Health Care Equipment & Supplies — 0.5%
34,916	Abbott Laboratories	1,358,233
35,554	Baxter International, Inc.	1,572,198
18,252	Varian Medical Systems, Inc. (a)	1,481,697
		4,412,128

	Health Care Providers & Services — 2.2%
13,000	Aetna, Inc.	1,459,510
31,525	Anthem, Inc.	4,437,774
63,788	Express Scripts Holding Co. (a)	4,703,089
12,469	Laboratory Corp. of America Holdings (a)	1,562,615
83,976	Quest Diagnostics, Inc.	6,312,476
		18,475,464

	Hotels, Restaurants & Leisure — 0.5%
22,029	Darden Restaurants, Inc.	1,371,305
28,261	Las Vegas Sands Corp.	1,275,984
19,109	Wyndham Worldwide Corp.	1,355,784
		4,003,073

	Household Durables — 1.6%
109,651	Garmin Ltd.	4,674,422
124,071	Lennar Corp., Class A	5,621,657

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
16,635	Whirlpool Corp.	$2,896,819
		13,192,898

	Household Products — 0.3%
36,448	Procter & Gamble (The) Co.	2,920,214

	Independent Power and Renewable Electricity Producers — 0.3%
254,241	AES (The) Corp.	2,837,330

	Insurance — 10.1%
47,514	Aflac, Inc.	3,277,041
8,830	Alleghany Corp. (a)	4,602,902
65,038	Allstate (The) Corp.	4,230,722
81,066	American International Group, Inc.	4,525,104
20,542	Arch Capital Group Ltd. (a)	1,448,006
67,447	Arthur J. Gallagher & Co.	3,105,260
22,346	Cincinnati Financial Corp.	1,475,059
37,988	Everest Re Group, Ltd.	7,023,981
129,251	FNF Group	4,123,107
95,087	Hartford Financial Services Group (The), Inc.	4,219,961
153,062	Lincoln National Corp.	6,650,544
99,719	MetLife, Inc.	4,497,327
111,067	Principal Financial Group, Inc.	4,740,339
41,564	Progressive (The) Corp.	1,354,986
103,851	Prudential Financial, Inc.	8,062,992
55,392	Torchmark Corp.	3,206,643
51,410	Travelers (The) Cos., Inc.	5,649,959
194,051	Unum Group	6,638,485
163,046	XL Group PLC	5,336,496
		84,168,914

	Internet & Catalog Retail — 0.4%
118,813	Liberty Interactive Corp. QVC Group, Class A (a)	3,112,901

	Internet Software & Services — 0.3%
26,283	Akamai Technologies, Inc. (a)	1,340,170
61,213	eBay, Inc. (a)	1,495,434
		2,835,604

	IT Services — 1.7%
23,070	Fidelity National Information Services, Inc.	1,518,006
28,931	International Business Machines Corp.	4,222,190
155,522	Western Union (The) Co.	3,110,440
537,641	Xerox Corp.	5,161,354
		14,011,990

	Machinery — 3.0%
19,082	Caterpillar, Inc.	1,483,053
54,576	Cummins, Inc.	6,387,029
38,967	Deere & Co.	3,277,514
68,112	Dover Corp.	4,474,959

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
109,711	PACCAR, Inc.	$6,463,075
13,149	Parker-Hannifin Corp.	1,525,547
35,711	Xylem, Inc.	1,492,006
		25,103,183

	Media — 3.2%
71,736	Comcast Corp., Class A	4,358,680
261,965	Discovery Communications, Inc., Class A (a)	7,154,264
469,857	News Corp., Class A	5,835,624
41,352	Time Warner, Inc.	3,107,189
145,351	Viacom, Inc., Class B	5,944,856
		26,400,613

	Metals & Mining — 1.1%
313,156	Alcoa, Inc.	3,497,952
164,847	Newmont Mining Corp.	5,764,700
		9,262,652

	Multiline Retail — 2.3%
17,063	Dollar General Corp.	1,397,630
160,912	Kohl’s Corp.	7,128,402
99,379	Macy’s, Inc.	3,934,415
52,439	Nordstrom, Inc.	2,681,206
53,253	Target Corp.	4,233,613
		19,375,266

	Multi-Utilities — 3.3%
34,415	CMS Energy Corp.	1,400,002
57,187	Consolidated Edison, Inc.	4,266,150
33,092	DTE Energy Co.	2,950,483
127,336	NiSource, Inc.	2,891,801
159,103	Public Service Enterprise Group, Inc.	7,339,421
85,532	SCANA Corp.	5,875,193
28,832	Sempra Energy	2,979,787
		27,702,837

	Oil, Gas & Consumable Fuels — 9.0%
301,572	Antero Resources Corp. (a)	8,534,488
62,894	Chevron Corp.	6,426,509
14,455	Concho Resources, Inc. (a)	1,679,237
108,807	ConocoPhillips	5,199,886
48,107	Continental Resources, Inc. (a)	1,792,467
52,419	Exxon Mobil Corp.	4,633,840
27,740	Hess Corp.	1,653,859
212,347	HollyFrontier Corp.	7,559,553
81,777	Kinder Morgan, Inc.	1,452,359
538,606	Marathon Oil Corp.	7,588,958
201,724	Marathon Petroleum Corp.	7,883,374
86,616	Phillips 66	7,112,040
87,200	Tesoro Corp.	6,948,968
116,934	Valero Energy Corp.	6,883,905
		75,349,443

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts — 0.7%
359,285	Host Hotels & Resorts, Inc.	$5,683,889

	Road & Rail — 2.1%
233,013	CSX Corp.	6,354,265
35,613	J.B. Hunt Transport Services, Inc.	2,951,605
35,108	Kansas City Southern	3,326,483
55,080	Union Pacific Corp.	4,804,628
		17,436,981

	Semiconductors & Semiconductor Equipment — 3.0%
109,539	First Solar, Inc. (a)	6,116,658
231,842	Intel Corp.	7,020,176
716,341	Micron Technology, Inc. (a)	7,700,665
85,679	QUALCOMM, Inc.	4,328,503
		25,166,002

	Software — 1.2%
142,306	CA, Inc.	4,220,796
35,701	Oracle Corp.	1,423,042
163,223	Symantec Corp.	2,716,847
30,151	Synopsys, Inc. (a)	1,432,775
		9,793,460

	Specialty Retail — 2.5%
151,090	Bed Bath & Beyond, Inc. (a)	7,134,470
184,959	Best Buy Co., Inc.	5,933,485
204,084	Gap (The), Inc.	4,730,667
40,883	Tiffany & Co.	2,917,002
		20,715,624

	Technology Hardware, Storage & Peripherals — 2.5%
423,016	Hewlett Packard Enterprise Co.	7,047,447
243,509	HP, Inc.	2,987,855
53,519	NetApp, Inc.	1,265,189
127,188	Seagate Technology PLC	2,768,883
158,765	Western Digital Corp.	6,487,932
		20,557,306

	Textiles, Apparel & Luxury Goods — 1.2%
74,833	Coach, Inc.	3,013,525
62,332	Ralph Lauren Corp.	5,809,966
22,554	VF Corp.	1,422,029
		10,245,520

	Trading Companies & Distributors — 0.2%
6,257	W.W. Grainger, Inc.	1,467,392

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.9%
2,155,198	Sprint Corp. (a)	$7,392,329
	Total Common Stocks — 100.0%	834,685,101
	(Cost $834,487,884)

	Money Market Funds — 0.0%
151,182	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	151,182
	(Cost $151,182)

	Total Investments — 100.0%	834,836,283
	(Cost $834,639,066) (c)
	Net Other Assets and Liabilities — (0.0)%	(174,904)
	Net Assets — 100.0%	$834,661,379

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2016.
(c)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,017,924 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,820,707.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$834,685,101	$—	$—
Money Market Funds	151,182	—	—
Total Investments	$834,836,283	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.6%
14,826	Lockheed Martin Corp.	$3,445,266
28,400	Northrop Grumman Corp.	5,857,784
26,780	Raytheon Co.	3,383,653
24,383	Rockwell Collins, Inc.	2,150,337
4,969	TransDigm Group, Inc. (a)	1,132,286
		15,969,326

	Air Freight & Logistics — 0.7%
42,632	United Parcel Service, Inc., Class B	4,479,344

	Airlines — 1.7%
54,822	Alaska Air Group, Inc.	3,861,114
106,455	JetBlue Airways Corp. (a)	2,106,744
100,369	Southwest Airlines Co.	4,477,461
		10,445,319

	Automobiles — 0.2%
4,766	Tesla Motors, Inc. (a)	1,147,462

	Banks — 0.6%
33,741	First Republic Bank	2,372,667
8,042	Signature Bank (a)	1,108,429
		3,481,096

	Beverages — 2.7%
11,115	Brown-Forman Corp., Class B	1,070,597
70,788	Coca-Cola (The) Co.	3,171,302
29,761	Constellation Brands, Inc., Class A	4,644,502
36,721	Dr Pepper Snapple Group, Inc.	3,338,306
23,378	Molson Coors Brewing Co., Class B	2,235,638
21,937	PepsiCo, Inc.	2,258,634
		16,718,979

	Biotechnology — 0.3%
19,163	AbbVie, Inc.	1,168,943
11,916	Gilead Sciences, Inc.	1,051,110
		2,220,053

	Building Products — 1.8%
100,302	Fortune Brands Home & Security, Inc.	5,557,734
178,723	Masco Corp.	5,488,583
		11,046,317

	Capital Markets — 0.2%
14,897	T. Rowe Price Group, Inc.	1,121,595

	Chemicals — 0.7%
15,796	Sherwin-Williams (The) Co.	4,538,349

	Commercial Services & Supplies — 2.3%
36,564	Cintas Corp.	3,282,716
117,964	Republic Services, Inc.	5,552,565

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
8,678	Stericycle, Inc. (a)	$829,270
76,216	Waste Management, Inc.	4,480,739
		14,145,290

	Communications Equipment — 1.0%
21,241	F5 Networks, Inc. (a)	2,224,995
128,724	Juniper Networks, Inc.	3,012,141
6,709	Palo Alto Networks, Inc. (a)	1,012,187
		6,249,323

	Construction Materials — 1.9%
35,238	Martin Marietta Materials, Inc.	5,963,327
53,240	Vulcan Materials Co.	5,730,221
		11,693,548

	Containers & Packaging — 0.7%
22,074	Crown Holdings, Inc. (a)	1,169,039
68,398	Sealed Air Corp.	3,239,329
		4,408,368

	Distributors — 0.9%
176,034	LKQ Corp. (a)	5,641,890

	Diversified Financial Services — 1.9%
11,396	CME Group, Inc.	1,047,406
60,703	MSCI, Inc.	4,609,786
84,676	Nasdaq, Inc.	5,225,356
11,057	S&P Global, Inc.	1,181,441
		12,063,989

	Diversified Telecommunication Services — 0.8%
103,938	Verizon Communications, Inc.	5,294,602

	Electric Utilities — 1.4%
37,996	NextEra Energy, Inc.	4,467,570
86,923	Southern (The) Co.	4,354,842
		8,822,412

	Electrical Equipment — 0.8%
20,611	Acuity Brands, Inc.	5,026,817

	Electronic Equipment, Instruments & Components — 1.0%
56,795	Amphenol Corp., Class A	3,170,865
79,123	CDW Corp.	3,046,235
		6,217,100

	Food & Staples Retailing — 0.5%
38,977	Walgreens Boots Alliance, Inc.	3,090,096

	Food Products — 5.6%
88,116	Campbell Soup Co.	5,437,639
73,595	ConAgra Foods, Inc.	3,279,393
70,982	General Mills, Inc.	4,354,036

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
129,991	Hormel Foods Corp.	$5,011,153
56,503	McCormick & Co., Inc.	5,298,851
26,461	Mead Johnson Nutrition Co.	2,306,076
84,318	Tyson Foods, Inc., Class A	5,549,811
80,801	WhiteWave Foods (The) Co. (a)	3,249,008
		34,485,967

	Gas Utilities — 0.9%
75,693	Atmos Energy Corp.	5,491,527

	Health Care Equipment & Supplies — 4.6%
29,621	Becton, Dickinson and Co.	4,776,683
119,532	Boston Scientific Corp. (a)	2,620,141
36,480	DENTSPLY SIRONA, Inc.	2,174,208
50,975	Edwards Lifesciences Corp. (a)	5,414,055
7,481	Intuitive Surgical, Inc. (a)	4,685,799
43,783	Medtronic PLC	3,465,424
18,931	ResMed, Inc.	1,056,350
41,910	Stryker Corp.	4,568,609
		28,761,269

	Health Care Providers & Services — 3.3%
53,333	Centene Corp. (a)	3,304,513
72,016	HCA Holdings, Inc. (a)	5,805,930
32,558	Henry Schein, Inc. (a)	5,492,534
16,941	MEDNAX, Inc. (a)	1,207,724
36,055	Universal Health Services, Inc., Class B	4,819,832
		20,630,533

	Health Care Technology — 0.4%
84,683	IMS Health Holdings, Inc. (a)	2,255,955

	Hotels, Restaurants & Leisure — 3.5%
99,146	Aramark	3,322,383
20,743	Carnival Corp.	1,017,444
48,602	Hilton Worldwide Holdings, Inc.	1,071,674
46,134	Marriott International, Inc., Class A	3,233,532
35,780	McDonald’s Corp.	4,525,812
40,664	Norwegian Cruise Line Holdings Ltd. (a)	1,988,063
55,007	Starbucks Corp.	3,093,044
40,118	Yum! Brands, Inc.	3,191,788
		21,443,740

	Household Durables — 2.3%
108,628	D.R. Horton, Inc.	3,265,357
11,781	Mohawk Industries, Inc. (a)	2,269,374
74,144	Newell Brands, Inc.	3,376,518
3,241	NVR, Inc. (a)	5,384,241
		14,295,490

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 1.6%
35,620	Church & Dwight Co., Inc.	$3,301,974
8,680	Clorox (The) Co.	1,086,996
15,492	Colgate-Palmolive Co.	1,098,693
33,430	Kimberly-Clark Corp.	4,185,102
		9,672,765

	Industrial Conglomerates — 1.2%
19,708	3M Co.	3,298,725
34,614	Danaher Corp.	3,348,905
5,990	Roper Technologies, Inc.	1,054,779
		7,702,409

	Insurance — 1.3%
3,684	Markel Corp. (a)	3,312,321
73,968	Marsh & McLennan Cos., Inc.	4,671,079
		7,983,400

	Internet & Catalog Retail — 1.5%
7,577	Amazon.com, Inc. (a)	4,997,714
21,992	Netflix, Inc. (a)	1,979,940
1,743	Priceline Group (The), Inc. (a)	2,341,999
		9,319,653

	Internet Software & Services — 2.3%
5,892	Alphabet, Inc., Class A (a)	4,170,829
49,264	Facebook, Inc., Class A (a)	5,792,461
50,788	VeriSign, Inc. (a)	4,388,083
		14,351,373

	IT Services — 8.1%
48,708	Accenture PLC, Class A	5,500,107
36,607	Automatic Data Processing, Inc.	3,237,523
52,374	Cognizant Technology Solutions Corp., Class A (a)	3,057,070
54,791	Fiserv, Inc. (a)	5,354,176
15,117	FleetCor Technologies, Inc. (a)	2,338,298
36,751	Gartner, Inc. (a)	3,203,585
86,079	Global Payments, Inc.	6,213,182
53,173	Jack Henry & Associates, Inc.	4,308,608
41,626	Paychex, Inc.	2,169,547
113,549	Sabre Corp.	3,287,244
69,019	Total System Services, Inc.	3,529,632
104,320	Vantiv, Inc., Class A (a)	5,689,613
29,394	Visa, Inc., Class A	2,270,393
		50,158,978

	Leisure Products — 1.0%
70,172	Hasbro, Inc.	5,939,358

	Life Sciences Tools & Services — 1.1%
6,522	Mettler-Toledo International, Inc. (a)	2,334,550
16,813	Quintiles Transnational Holdings, Inc. (a)	1,161,274

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
15,881	Thermo Fisher Scientific, Inc.	$2,290,834
8,298	Waters Corp. (a)	1,080,068
		6,866,726

	Machinery — 1.3%
43,899	Illinois Tool Works, Inc.	4,588,323
6,972	Snap-on, Inc.	1,110,500
21,367	Stanley Black & Decker, Inc.	2,391,395
		8,090,218

	Media — 1.6%
22,212	Charter Communications, Inc., Class A (a)	4,714,275
143,086	Interpublic Group of Cos. (The), Inc.	3,282,393
569,196	Sirius XM Holdings, Inc. (a)	2,248,324
		10,244,992

	Multi-Utilities — 1.6%
112,194	Ameren Corp.	5,385,312
74,857	WEC Energy Group, Inc.	4,357,426
		9,742,738

	Oil, Gas & Consumable Fuels — 0.2%
7,777	Pioneer Natural Resources Co.	1,291,760

	Personal Products — 0.9%
59,600	Estee Lauder (The) Cos., Inc., Class A	5,713,852

	Pharmaceuticals — 0.4%
20,781	Johnson & Johnson	2,329,134

	Professional Services — 1.3%
39,344	Equifax, Inc.	4,731,116
41,085	Verisk Analytics, Inc. (a)	3,187,374
		7,918,490

	Real Estate Investment Trusts — 8.5%
32,076	American Tower Corp.	3,364,131
5,757	AvalonBay Communities, Inc.	1,017,780
26,739	Camden Property Trust	2,158,640
50,817	Digital Realty Trust, Inc.	4,470,880
48,565	Duke Realty Corp.	1,062,117
13,600	Equinix, Inc.	4,492,760
4,681	Essex Property Trust, Inc.	1,031,926
48,111	Extra Space Storage, Inc.	4,087,029
14,405	Federal Realty Investment Trust	2,190,712
36,819	General Growth Properties, Inc.	1,032,037
156,244	Kimco Realty Corp.	4,393,581
54,995	Mid-America Apartment Communities, Inc.	5,263,571
50,893	Prologis, Inc.	2,311,051
20,375	Public Storage	4,988,004
52,530	Realty Income Corp.	3,109,776

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
30,037	Regency Centers Corp.	$2,213,727
10,824	Simon Property Group, Inc.	2,177,464
58,355	UDR, Inc.	2,037,757
123,406	VEREIT, Inc.	1,095,845
		52,498,788

	Real Estate Management & Development — 0.2%
37,978	CBRE Group, Inc., Class A (a)	1,125,288

	Road & Rail — 0.2%
3,062	AMERCO	1,077,824

	Semiconductors & Semiconductor Equipment — 3.6%
37,983	Analog Devices, Inc.	2,139,203
265,382	Applied Materials, Inc.	5,432,370
54,440	Lam Research Corp.	4,159,216
22,707	Microchip Technology, Inc.	1,103,333
157,756	NVIDIA Corp.	5,605,071
14,053	Skyworks Solutions, Inc.	939,021
39,157	Texas Instruments, Inc.	2,233,515
23,079	Xilinx, Inc.	994,243
		22,605,972

	Software — 3.4%
32,345	Activision Blizzard, Inc.	1,114,932
35,009	Adobe Systems, Inc. (a)	3,298,548
18,775	Autodesk, Inc. (a)	1,123,121
57,224	Citrix Systems, Inc. (a)	4,683,212
31,570	Intuit, Inc.	3,185,097
81,419	Microsoft Corp.	4,060,366
30,450	salesforce.com, Inc. (a)	2,308,110
14,245	Workday, Inc., Class A (a)	1,068,090
		20,841,476

	Specialty Retail — 7.9%
14,023	Advance Auto Parts, Inc.	2,188,990
7,057	AutoZone, Inc. (a)	5,400,228
34,855	Foot Locker, Inc.	2,141,491
42,123	Home Depot (The), Inc.	5,639,849
12,466	L Brands, Inc.	975,963
43,353	Lowe’s Cos., Inc.	3,295,695
20,541	O’Reilly Automotive, Inc. (a)	5,395,710
97,077	Ross Stores, Inc.	5,512,032
18,127	Signet Jewelers Ltd.	1,967,867
71,740	TJX (The) Cos., Inc.	5,439,327
49,708	Tractor Supply Co.	4,705,359
29,013	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,042,828
		48,705,339

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.3%
20,627	Apple, Inc.	$1,933,575

	Textiles, Apparel & Luxury Goods — 0.9%
38,624	Hanesbrands, Inc.	1,121,255
36,578	NIKE, Inc., Class B	2,155,907
51,315	Under Armour, Inc., Class A (a)	2,254,781
		5,531,943

	Tobacco — 2.0%
71,764	Altria Group, Inc.	4,500,320
45,832	Philip Morris International, Inc.	4,497,036
65,271	Reynolds American, Inc.	3,237,442
		12,234,798

	Trading Companies & Distributors — 0.9%
114,710	Fastenal Co.	5,367,281

	Water Utilities — 0.9%
81,543	American Water Works Co., Inc.	5,933,069

	Wireless Telecommunication Services — 0.5%
85,738	T-Mobile US, Inc. (a)	3,367,789

	Total Investments — 100.0%	619,734,744
	(Cost $584,966,670) (b)
	Net Other Assets and Liabilities — 0.0%	25,789
	Net Assets — 100.0%	$619,760,533

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,775,713 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,007,639.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$619,734,744	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.9%
5,902	AAR Corp.	$141,884
1,032	B/E Aerospace, Inc.	50,186
675	Cubic Corp.	28,060
629	Curtiss-Wright Corp.	48,169
7,939	DigitalGlobe, Inc. (a)	175,928
743	Esterline Technologies Corp. (a)	51,014
1,469	General Dynamics Corp.	206,424
839	Honeywell International, Inc.	95,873
348	Huntington Ingalls Industries, Inc.	50,380
2,405	Moog, Inc., Class A (a)	117,508
5,248	Spirit AeroSystems Holdings, Inc., Class A (a)	247,443
2,161	Teledyne Technologies, Inc. (a)	200,865
10,589	Textron, Inc.	409,583
4,363	Triumph Group, Inc.	157,853
939	United Technologies Corp.	98,004
		2,079,174

	Air Freight & Logistics — 0.3%
2,599	Atlas Air Worldwide Holdings, Inc. (a)	103,804
1,925	Expeditors International of Washington, Inc.	95,499
1,212	Forward Air Corp.	55,243
1,347	Hub Group, Inc., Class A (a)	51,887
		306,433

	Airlines — 1.4%
11,767	American Airlines Group, Inc.	408,197
9,913	Delta Air Lines, Inc.	413,075
6,871	SkyWest, Inc.	161,469
3,969	Spirit Airlines, Inc. (a)	174,358
8,062	United Continental Holdings, Inc. (a)	369,320
		1,526,419

	Auto Components — 1.7%
7,140	American Axle & Manufacturing Holdings, Inc. (a)	110,741
10,054	BorgWarner, Inc.	361,140
6,431	Cooper Tire & Rubber Co.	222,127
5,738	Dana Holding Corp.	74,192
5,853	Goodyear Tire & Rubber (The) Co.	169,561
3,473	Lear Corp.	399,847
2,333	Standard Motor Products, Inc.	82,845
2,773	Tenneco, Inc. (a)	147,801
2,991	Visteon Corp.	238,293
		1,806,547

	Automobiles — 1.2%
35,746	Ford Motor Co.	484,716
15,354	General Motors Co.	488,257
3,761	Harley-Davidson, Inc.	179,888

Shares	Description	Value

	Common Stocks (Continued)
	Automobiles (Continued)
2,240	Thor Industries, Inc.	$143,405
		1,296,266

	Banks — 8.4%
2,539	1st Source Corp.	87,443
7,962	Associated Banc-Corp.	145,227
963	BancFirst Corp.	60,062
4,469	BancorpSouth, Inc.	104,977
28,555	Bank of America Corp.	415,761
641	Banner Corp.	27,422
8,474	BB&T Corp.	299,810
2,043	Berkshire Hills Bancorp, Inc.	55,447
2,615	BOK Financial Corp.	157,371
4,798	Boston Private Financial Holdings, Inc.	58,632
7,672	CIT Group, Inc.	265,221
11,559	Citigroup, Inc.	534,950
18,428	Citizens Financial Group, Inc.	421,080
1,150	City Holding Co.	56,488
3,772	Comerica, Inc.	167,477
705	Community Bank System, Inc.	27,897
1,728	Cullen/Frost Bankers, Inc.	110,575
2,932	East West Bancorp, Inc.	109,921
28,914	Fifth Third Bancorp	529,415
569	First Citizens BancShares, Inc., Class A	145,095
1,496	First Midwest Bancorp, Inc.	27,646
7,117	Fulton Financial Corp.	99,567
3,522	Hancock Holding Co.	91,466
2,626	Heartland Financial USA, Inc.	87,997
4,282	Hilltop Holdings, Inc. (a)	85,041
40,468	Huntington Bancshares, Inc.	407,108
929	IBERIABANK Corp.	54,802
4,456	International Bancshares Corp.	116,703
6,519	JPMorgan Chase & Co.	412,001
34,969	KeyCorp	429,769
847	M&T Bank Corp.	100,217
9,014	Old National Bancorp	120,788
2,989	People’s United Financial, Inc.	46,329
4,565	PNC Financial Services Group (The), Inc.	400,716
8,321	Popular, Inc.	247,300
3,079	Prosperity Bancshares, Inc.	162,479
61,475	Regions Financial Corp.	576,635
13,375	SunTrust Banks, Inc.	558,272
15,535	TCF Financial Corp.	211,897
1,431	Texas Capital Bancshares, Inc. (a)	65,568
3,511	Trustmark Corp.	86,055
4,756	U.S. Bancorp	203,034
2,975	United Community Banks, Inc.	59,887
5,830	Wells Fargo & Co.	291,383
1,849	WesBanco, Inc.	59,408
3,222	Wintrust Financial Corp.	167,608

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
5,900	Zions Bancorporation	$162,368
		9,112,315

	Building Products — 0.5%
1,898	NCI Building Systems, Inc. (a)	27,977
4,028	Owens Corning	185,570
1,439	Simpson Manufacturing Co., Inc.	54,106
9,596	USG Corp. (a)	259,188
		526,841

	Capital Markets — 3.1%
1,189	Affiliated Managers Group, Inc. (a)	202,510
2,053	Ameriprise Financial, Inc.	196,883
693	Cohen & Steers, Inc.	27,214
1,420	Eaton Vance Corp.	49,033
1,650	Federated Investors, Inc., Class B	52,140
12,358	Franklin Resources, Inc.	461,448
1,796	Goldman Sachs Group (The), Inc.	294,742
1,214	Greenhill & Co., Inc.	26,732
9,162	Invesco Ltd.	284,114
6,509	Janus Capital Group, Inc.	95,031
11,494	KCG Holdings, Inc., Class A (a)	157,468
1,373	Legg Mason, Inc.	44,087
5,760	LPL Financial Holdings, Inc.	152,064
15,436	Morgan Stanley	417,698
2,132	New Mountain Finance Corp.	26,693
1,442	Northern Trust Corp.	102,497
2,000	Raymond James Financial, Inc.	104,340
4,818	State Street Corp.	300,161
3,217	Stifel Financial Corp. (a)	105,871
1,035	Virtus Investment Partners, Inc.	80,958
10,113	Waddell & Reed Financial, Inc., Class A	205,698
		3,387,382

	Chemicals — 3.0%
2,018	A. Schulman, Inc.	56,282
652	Air Products and Chemicals, Inc.	95,120
1,490	Albemarle Corp.	98,578
866	Ashland, Inc.	96,646
7,837	Calgon Carbon Corp.	128,449
5,345	Eastman Chemical Co.	408,251
6,812	Ferro Corp. (a)	86,785
4,718	FMC Corp.	204,101
1,294	H.B. Fuller Co.	57,868
7,160	Huntsman Corp.	112,698
3,168	Innospec, Inc.	153,205
4,511	LyondellBasell Industries N.V., Class A	372,924
1,422	Minerals Technologies, Inc.	85,178
17,873	Mosaic (The) Co.	500,265
120	NewMarket Corp.	48,727
2,741	Olin Corp.	59,726
3,148	PolyOne Corp.	113,265
821	Praxair, Inc.	96,435

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
647	Quaker Chemical Corp.	$57,622
1,987	Stepan Co.	121,783
5,142	Westlake Chemical Corp.	258,077
		3,211,985

	Commercial Services & Supplies — 0.8%
1,700	ABM Industries, Inc.	54,689
965	Clean Harbors, Inc. (a)	47,671
1,599	Covanta Holding Corp.	26,000
2,286	Deluxe Corp.	143,515
750	G&K Services, Inc., Class A	52,988
1,779	Herman Miller, Inc.	53,672
1,403	HNI Corp.	61,339
2,963	Interface, Inc.	50,430
557	MSA Safety, Inc.	26,786
1,516	Multi-Color Corp.	90,702
2,903	R.R. Donnelley & Sons Co.	50,512
7,365	Steelcase, Inc., Class A	112,390
904	Tetra Tech, Inc.	26,578
1,007	UniFirst Corp.	109,139
		906,411

	Communications Equipment — 0.9%
22,502	Brocade Communications Systems, Inc.	216,244
13,560	Cisco Systems, Inc.	372,765
3,101	EchoStar Corp., Class A (a)	126,893
1,478	Finisar Corp. (a)	24,328
1,361	NETGEAR, Inc. (a)	57,706
1,402	Plantronics, Inc.	53,907
9,855	Polycom, Inc. (a)	117,767
		969,610

	Construction & Engineering — 0.9%
3,093	AECOM (a)	100,492
2,939	EMCOR Group, Inc.	142,483
1,773	Fluor Corp.	96,912
564	Granite Construction, Inc.	25,149
2,187	Jacobs Engineering Group, Inc. (a)	97,496
12,303	KBR, Inc.	191,435
1,109	Primoris Services Corp.	25,939
10,553	Quanta Services, Inc. (a)	250,317
		930,223

	Construction Materials — 0.2%
1,358	Eagle Materials, Inc.	100,655
5,649	Summit Materials, Inc., Class A (a)	118,064
		218,719

	Consumer Finance — 2.7%
25,779	Ally Financial, Inc. (a)	459,124
3,144	American Express Co.	205,712
6,963	Capital One Financial Corp.	504,052
2,844	Cash America International, Inc.	105,114

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
5,537	Discover Financial Services	$311,567
1,193	First Cash Financial Services, Inc.	54,556
2,392	Green Dot Corp., Class A (a)	53,174
19,889	Navient Corp.	271,883
3,489	Nelnet, Inc., Class A	146,224
4,673	PRA Group, Inc. (a)	155,050
22,695	Santander Consumer USA Holdings, Inc. (a)	298,893
14,973	SLM Corp. (a)	101,367
9,837	Synchrony Financial (a)	300,717
		2,967,433

	Containers & Packaging — 0.9%
920	Bemis Co., Inc.	46,166
11,116	Graphic Packaging Holding Co.	147,620
823	Greif, Inc., Class A	28,558
4,704	International Paper Co.	203,542
3,153	Packaging Corp. of America	204,567
896	Silgan Holdings, Inc.	45,463
1,961	Sonoco Products Co.	91,951
4,946	WestRock Co.	206,990
		974,857

	Diversified Consumer Services — 0.0%
1,774	Regis Corp. (a)	24,251
1,855	Weight Watchers International, Inc. (a)	24,022
		48,273

	Diversified Financial Services — 0.5%
1,987	Berkshire Hathaway, Inc., Class B (a)	289,069
8,834	Leucadia National Corp.	147,351
3,157	Voya Financial, Inc.	102,508
		538,928

	Diversified Telecommunication Services — 1.5%
9,856	AT&T, Inc.	382,610
355	Atlantic Tele-Network, Inc.	25,528
15,099	CenturyLink, Inc.	467,314
34,071	Frontier Communications Corp.	189,435
10,274	Iridium Communications, Inc. (a)	82,911
9,131	Level 3 Communications, Inc. (a)	477,186
		1,624,984

	Electric Utilities — 4.0%
3,397	ALLETE, Inc.	190,877
2,599	Alliant Energy Corp.	183,282
4,246	American Electric Power Co., Inc.	269,621
3,494	Duke Energy Corp.	275,257
3,922	Edison International	277,325
1,762	El Paso Electric Co.	79,466
3,556	Entergy Corp.	267,340
3,309	Eversource Energy	186,760

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
13,457	Exelon Corp.	$472,206
10,733	FirstEnergy Corp.	349,788
5,906	Great Plains Energy, Inc.	184,444
4,989	OGE Energy Corp.	147,625
2,730	Otter Tail Corp.	78,952
4,721	PG&E Corp.	274,762
5,143	Pinnacle West Capital Corp.	373,639
1,412	PNM Resources, Inc.	44,732
4,823	Portland General Electric Co.	191,570
5,070	PPL Corp.	190,835
1,920	Westar Energy, Inc.	99,091
4,616	Xcel Energy, Inc.	184,779
		4,322,351

	Electrical Equipment — 1.1%
1,259	Babcock & Wilcox Enterprises, Inc. (a)	28,768
6,171	Eaton Corp. PLC	390,439
3,550	Emerson Electric Co.	193,936
2,822	Encore Wire Corp.	107,942
2,564	EnerSys	149,661
450	Hubbell, Inc.	47,592
3,019	Regal Beloit Corp.	194,484
826	Rockwell Automation, Inc.	93,726
		1,206,548

	Electronic Equipment, Instruments & Components — 3.1%
2,109	Anixter International, Inc. (a)	131,391
2,957	Arrow Electronics, Inc. (a)	183,630
5,374	Avnet, Inc.	220,979
10,927	AVX Corp.	144,455
439	Belden, Inc.	27,718
5,959	Benchmark Electronics, Inc. (a)	115,724
293	Coherent, Inc. (a)	27,366
18,481	Corning, Inc.	345,040
1,264	Dolby Laboratories, Inc., Class A	60,179
1,365	ePlus, Inc. (a)	109,732
2,890	FLIR Systems, Inc.	87,307
3,836	Insight Enterprises, Inc. (a)	94,788
12,354	Jabil Circuit, Inc.	214,465
6,866	Keysight Technologies, Inc. (a)	179,065
3,758	Methode Electronics, Inc.	111,725
903	MTS Systems Corp.	50,767
2,780	Plexus Corp. (a)	116,093
6,016	QLogic Corp. (a)	78,749
918	Rogers Corp. (a)	52,657
5,875	Sanmina Corp. (a)	138,944
2,002	ScanSource, Inc. (a)	81,441
1,543	SYNNEX Corp.	127,406
7,794	TE Connectivity Ltd.	463,587
3,101	Tech Data Corp. (a)	213,008
		3,376,216

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 1.8%
5,808	Bristow Group, Inc.	$133,119
4,382	Diamond Offshore Drilling, Inc.	106,307
3,931	Dril-Quip, Inc. (a)	254,807
6,961	FMC Technologies, Inc. (a)	212,241
5,778	Frank’s International N.V.	96,204
4,054	Helmerich & Payne, Inc.	268,051
19,769	McDermott International, Inc. (a)	89,751
20,702	Nabors Industries Ltd.	202,880
7,162	Oceaneering International, Inc.	262,487
2,565	Oil States International, Inc. (a)	88,852
10,809	Patterson-UTI Energy, Inc.	213,478
1,009	SEACOR Holdings, Inc. (a)	59,299
		1,987,476

	Food & Staples Retailing — 1.1%
1,749	Andersons (The), Inc.	58,609
906	CVS Health Corp.	91,053
5,047	Kroger (The) Co.	178,613
9,538	SUPERVALU, Inc. (a)	47,976
2,727	United Natural Foods, Inc. (a)	97,272
4,116	Wal-Mart Stores, Inc.	275,237
3,048	Weis Markets, Inc.	138,745
9,062	Whole Foods Market, Inc.	263,523
		1,151,028

	Food Products — 1.8%
13,290	Archer-Daniels-Midland Co.	530,803
8,516	Bunge Ltd.	532,250
10,429	Darling Ingredients, Inc. (a)	151,116
5,159	Flowers Foods, Inc.	98,847
1,132	Fresh Del Monte Produce, Inc.	48,970
1,164	Hain Celestial Group (The), Inc. (a)	48,725
1,808	Ingredion, Inc.	208,083
7,498	Pilgrim's Pride Corp. (a)	201,771
1,523	Sanderson Farms, Inc.	139,720
		1,960,285

	Gas Utilities — 0.3%
1,020	Northwest Natural Gas Co.	52,571
2,842	South Jersey Industries, Inc.	79,320
2,169	Southwest Gas Corp.	140,790
2,364	UGI Corp.	95,127
		367,808

	Health Care Equipment & Supplies — 0.3%
2,247	Abbott Laboratories	87,408
341	Analogic Corp.	26,936
2,288	Baxter International, Inc.	101,176
643	CONMED Corp.	26,633
1,174	Varian Medical Systems, Inc. (a)	95,305
		337,458

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.2%
836	Aetna, Inc.	$93,858
2,028	Anthem, Inc.	285,482
5,997	Brookdale Senior Living, Inc. (a)	110,705
12,862	Community Health Systems, Inc. (a)	245,407
4,104	Express Scripts Holding Co. (a)	302,588
1,265	HealthSouth Corp.	52,447
4,449	Kindred Healthcare, Inc.	65,667
802	Laboratory Corp. of America Holdings (a)	100,507
3,438	LifePoint Health, Inc. (a)	232,271
809	Magellan Health, Inc. (a)	57,002
1,764	National HealthCare Corp.	113,690
1,178	Owens & Minor, Inc.	42,867
2,152	Providence Service (The) Corp. (a)	107,256
5,403	Quest Diagnostics, Inc.	406,143
9,304	Select Medical Holdings Corp. (a)	124,487
1,646	Tenet Healthcare Corp. (a)	52,162
		2,392,539

	Health Care Technology — 0.1%
1,878	HMS Holdings Corp. (a)	31,719
967	Omnicell, Inc. (a)	30,809
		62,528

	Hotels, Restaurants & Leisure — 1.4%
2,840	Belmond Ltd., Class A (a)	26,014
5,645	Bloomin’ Brands, Inc.	105,561
1,177	Bob Evans Farms, Inc.	53,601
3,109	Brinker International, Inc.	144,009
20,198	Caesars Entertainment Corp. (a)	137,952
1,794	Cheesecake Factory (The), Inc.	91,512
312	Cracker Barrel Old Country Store, Inc.	45,680
1,417	Darden Restaurants, Inc.	88,208
1,417	Dave & Buster’s Entertainment, Inc. (a)	54,838
1,676	Fiesta Restaurant Group, Inc. (a)	53,816
545	Hyatt Hotels Corp., Class A (a)	26,095
2,191	International Speedway Corp., Class A	73,377
7,609	Interval Leisure Group, Inc.	107,439
1,729	Krispy Kreme Doughnuts, Inc. (a)	30,102
4,395	La Quinta Holdings, Inc. (a)	56,124
1,818	Las Vegas Sands Corp.	82,083
814	Marriott Vacations Worldwide Corp.	50,989
1,704	Red Robin Gourmet Burgers, Inc. (a)	110,521
1,280	SeaWorld Entertainment, Inc.	25,510
1,359	Speedway Motorsports, Inc.	23,810
1,230	Wyndham Worldwide Corp.	87,269
		1,474,510

	Household Durables — 2.1%
4,274	CalAtlantic Group, Inc.	138,349

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
3,453	Ethan Allen Interiors, Inc.	$117,540
7,055	Garmin Ltd.	300,755
2,253	GoPro, Inc., Class A (a)	28,478
2,139	Harman International Industries, Inc.	164,190
7,695	KB Home	104,421
3,024	La-Z-Boy, Inc.	78,231
7,983	Lennar Corp., Class A	361,710
3,226	M.D.C. Holdings, Inc.	79,392
3,767	Meritage Homes Corp. (a)	128,191
10,179	PulteGroup, Inc.	187,192
6,454	Toll Brothers, Inc. (a)	176,194
3,695	TopBuild Corp. (a)	115,358
821	Tupperware Brands Corp.	47,675
435	Universal Electronics, Inc. (a)	28,888
1,070	Whirlpool Corp.	186,330
		2,242,894

	Household Products — 0.2%
2,345	Procter & Gamble (The) Co.	187,881

	Independent Power and Renewable Electricity Producers — 0.5%
16,358	AES (The) Corp.	182,555
9,558	Dynegy, Inc. (a)	168,508
5,678	NRG Yield, Inc., Class C	91,870
12,209	Talen Energy Corp. (a)	142,357
		585,290

	Industrial Conglomerates — 0.1%
957	Carlisle Cos., Inc.	97,518

	Insurance — 8.6%
3,057	Aflac, Inc.	210,841
568	Alleghany Corp. (a)	296,087
1,363	Allied World Assurance Co. Holdings AG	48,496
4,185	Allstate (The) Corp.	272,234
8,176	American Equity Investment Life Holding Co.	114,464
677	American Financial Group, Inc.	46,787
5,216	American International Group, Inc.	291,157
1,237	American National Insurance Co.	143,640
1,322	Arch Capital Group Ltd. (a)	93,188
2,393	Argo Group International Holdings Ltd.	131,543
4,340	Arthur J. Gallagher & Co.	199,814
4,991	Aspen Insurance Holdings Ltd.	231,333
9,410	Assured Guaranty Ltd.	243,437
4,293	Axis Capital Holdings Ltd.	228,688
1,438	Cincinnati Financial Corp.	94,922
13,285	CNO Financial Group, Inc.	244,045
3,905	Employers Holdings, Inc.	115,979
2,915	Endurance Specialty Holdings Ltd.	186,502
2,444	Everest Re Group, Ltd.	451,896
893	FBL Financial Group, Inc., Class A	54,000
3,748	First American Financial Corp.	135,003

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
8,316	FNF Group	$265,280
9,872	Genworth Financial, Inc., Class A (a)	33,861
1,583	Hanover Insurance Group (The), Inc.	135,758
6,118	Hartford Financial Services Group (The), Inc.	271,517
1,734	Horace Mann Educators Corp.	53,927
1,004	Infinity Property & Casualty Corp.	80,481
2,734	Kemper Corp.	84,645
9,849	Lincoln National Corp.	427,939
10,614	Maiden Holdings Ltd.	129,809
15,520	MBIA, Inc. (a)	121,056
6,416	MetLife, Inc.	289,362
596	National Western Life Group, Inc., Class A	129,153
964	Navigators Group (The), Inc. (a)	79,636
7,814	Old Republic International Corp.	144,481
1,069	Primerica, Inc.	52,980
7,146	Principal Financial Group, Inc.	304,991
941	ProAssurance Corp.	44,914
2,674	Progressive (The) Corp.	87,172
6,682	Prudential Financial, Inc.	518,791
989	Reinsurance Group of America, Inc.	94,173
1,589	RenaissanceRe Holdings Ltd.	176,236
2,209	Selective Insurance Group, Inc.	76,674
3,564	Torchmark Corp.	206,320
3,308	Travelers (The) Cos., Inc.	363,549
1,845	United Fire Group, Inc.	82,693
12,486	Unum Group	427,146
4,036	Validus Holdings Ltd.	186,019
1,695	W. R. Berkley Corp.	94,920
178	White Mountains Insurance Group Ltd.	147,740
10,491	XL Group PLC	343,370
		9,288,649

	Internet & Catalog Retail — 0.2%
910	HSN, Inc.	48,257
7,645	Liberty Interactive Corp. QVC Group, Class A (a)	200,299
		248,556

	Internet Software & Services — 0.4%
1,691	Akamai Technologies, Inc. (a)	86,224
2,939	Bankrate, Inc. (a)	26,862
3,939	eBay, Inc. (a)	96,230
11,027	Rackspace Hosting, Inc. (a)	252,188
		461,504

	IT Services — 1.6%
1,572	Booz Allen Hamilton Holding Corp.	43,340
893	CACI International, Inc., Class A (a)	85,862
5,538	Computer Sciences Corp.	183,474
1,689	DST Systems, Inc.	203,828

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
1,484	Fidelity National Information Services, Inc.	$97,647
1,862	International Business Machines Corp.	271,740
1,892	Leidos Holdings, Inc.	93,862
2,527	ManTech International Corp., Class A	85,413
5,583	NeuStar, Inc., Class A (a)	131,145
1,241	Perficient, Inc. (a)	25,912
10,007	Western Union (The) Co.	200,140
34,593	Xerox Corp.	332,093
		1,754,456

	Leisure Products — 0.2%
992	Brunswick Corp.	47,646
1,450	Polaris Industries, Inc.	141,926
		189,572

	Life Sciences Tools & Services — 0.1%
348	Bio-Rad Laboratories, Inc., Class A (a)	49,364
1,760	VWR Corp. (a)	46,886
		96,250

	Machinery — 4.3%
3,832	AGCO Corp.	204,897
3,372	American Railcar Industries, Inc.	138,286
1,177	Astec Industries, Inc.	56,967
3,137	Barnes Group, Inc.	101,921
3,380	Briggs & Stratton Corp.	71,555
1,228	Caterpillar, Inc.	95,440
1,648	CLARCOR, Inc.	96,853
4,996	Colfax Corp. (a)	162,020
2,652	Crane Co.	147,372
3,512	Cummins, Inc.	411,009
2,507	Deere & Co.	210,864
4,382	Dover Corp.	287,897
1,409	ESCO Technologies, Inc.	54,218
8,286	Federal Signal Corp.	113,435
1,708	Franklin Electric Co., Inc.	53,956
2,119	Gorman-Rupp (The) Co.	59,946
4,969	Greenbrier (The) Cos., Inc.	149,020
1,834	Hillenbrand, Inc.	55,589
6,454	ITT Corp.	247,640
54,982	Manitowoc (The) Co., Inc.	313,397
1,867	Mueller Industries, Inc.	58,923
2,728	Mueller Water Products, Inc., Class A	29,326
4,660	Oshkosh Corp.	227,641
7,059	PACCAR, Inc.	415,846
846	Parker-Hannifin Corp.	98,153
5,476	SPX FLOW, Inc. (a)	164,061
812	Sun Hydraulics Corp.	28,729
524	Tennant Co.	27,987
13,002	Trinity Industries, Inc.	253,669
10,405	Wabash National Corp. (a)	148,271

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
600	Wabtec Corp.	$49,758
915	Woodward, Inc.	49,602
2,298	Xylem, Inc.	96,010
		4,680,258

	Marine — 0.2%
3,949	Kirby Corp. (a)	252,025

	Media — 2.7%
2,658	Cinemark Holdings, Inc.	92,100
4,616	Comcast Corp., Class A	280,468
16,856	Discovery Communications, Inc., Class A (a)	460,337
9,072	Gannett Co., Inc.	152,863
2,922	John Wiley & Sons, Inc., Class A	144,902
1,702	Meredith Corp.	87,330
8,254	New Media Investment Group, Inc.	132,477
30,232	News Corp., Class A	375,481
3,675	Scholastic Corp.	133,697
8,118	TEGNA, Inc.	189,636
2,661	Time Warner, Inc.	199,948
6,208	Tribune Media Co., Class A	239,318
9,352	Viacom, Inc., Class B	382,497
		2,871,054

	Metals & Mining — 1.2%
20,149	Alcoa, Inc.	225,064
2,362	Carpenter Technology Corp.	83,639
6,475	Commercial Metals Co.	116,032
2,016	Compass Minerals International, Inc.	151,119
9,695	Hecla Mining Co.	41,786
10,607	Newmont Mining Corp.	370,927
2,753	Reliance Steel & Aluminum Co.	203,639
928	Royal Gold, Inc.	58,111
2,672	Worthington Industries, Inc.	100,868
		1,351,185

	Multiline Retail — 1.4%
1,785	Big Lots, Inc.	81,860
2,804	Dillard’s, Inc., Class A	197,542
1,098	Dollar General Corp.	89,937
10,353	Kohl’s Corp.	458,638
6,394	Macy’s, Inc.	253,138
3,374	Nordstrom, Inc.	172,513
3,426	Target Corp.	272,367
		1,525,995

	Multi-Utilities — 1.9%
3,503	Avista Corp.	140,365
2,214	CMS Energy Corp.	90,066
3,680	Consolidated Edison, Inc.	274,528
2,129	DTE Energy Co.	189,822
8,193	NiSource, Inc.	186,063
10,237	Public Service Enterprise Group, Inc.	472,233
5,503	SCANA Corp.	378,001

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
1,855	Sempra Energy	$191,714
2,825	Vectren Corp.	138,001
		2,060,793

	Oil, Gas & Consumable Fuels — 6.4%
13,309	Alon USA Energy, Inc.	139,744
19,404	Antero Resources Corp. (a)	549,133
4,047	Chevron Corp.	413,522
930	Concho Resources, Inc. (a)	108,038
7,001	ConocoPhillips	334,578
7,162	CONSOL Energy, Inc.	107,788
3,095	Continental Resources, Inc. (a)	115,320
7,297	CVR Energy, Inc.	177,171
9,012	Delek US Holdings, Inc.	143,201
3,373	Exxon Mobil Corp.	298,173
6,885	Green Plains, Inc.	124,619
1,785	Hess Corp.	106,422
13,663	HollyFrontier Corp.	486,403
5,262	Kinder Morgan, Inc.	93,453
34,655	Marathon Oil Corp.	488,289
12,979	Marathon Petroleum Corp.	507,219
18,867	Oasis Petroleum, Inc. (a)	182,821
4,303	PBF Energy, Inc., Class A	138,471
5,573	Phillips 66	457,599
16,873	QEP Resources, Inc.	302,533
6,132	SemGroup Corp., Class A	188,007
5,863	SM Energy Co.	182,691
903	Targa Resources Corp.	36,535
5,611	Tesoro Corp.	447,141
7,524	Valero Energy Corp.	442,938
8,184	Western Refining, Inc.	219,004
1,960	World Fuel Services Corp.	91,591
		6,882,404

	Paper & Forest Products — 0.6%
6,629	Boise Cascade Co. (a)	138,347
2,265	Clearwater Paper Corp. (a)	135,311
9,917	KapStone Paper and Packaging Corp.	157,581
863	Neenah Paper, Inc.	56,173
4,363	Schweitzer-Mauduit International, Inc.	150,044
		637,456

	Personal Products — 0.1%
872	Inter Parfums, Inc.	26,700
2,114	Nu Skin Enterprises, Inc., Class A	86,188
		112,888

	Pharmaceuticals — 0.1%
3,571	Catalent, Inc. (a)	105,452

	Professional Services — 0.6%
2,277	FTI Consulting, Inc. (a)	91,763
1,390	Huron Consulting Group, Inc. (a)	77,298

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
1,942	Korn/Ferry International	$52,706
1,754	ManpowerGroup, Inc.	135,111
8,687	Navigant Consulting, Inc. (a)	138,644
1,022	Robert Half International, Inc.	39,153
4,202	TrueBlue, Inc. (a)	78,535
		613,210

	Real Estate Investment Trusts — 4.4%
2,556	American Capital Agency Corp.	46,954
4,807	Apple Hospitality REIT, Inc.	90,997
3,394	Brandywine Realty Trust	50,740
11,110	Capstead Mortgage Corp.	107,989
7,096	Care Capital Properties, Inc.	189,250
9,233	CBL & Associates Properties, Inc.	107,841
3,056	Chesapeake Lodging Trust	75,269
14,014	Chimera Investment Corp.	198,999
5,444	Corporate Office Properties Trust	139,802
5,942	Corrections Corp. of America	180,756
10,858	DiamondRock Hospitality Co.	96,745
3,375	Equity Commonwealth (a)	94,196
11,288	Forest City Realty Trust, Inc., Class A	234,565
10,356	Franklin Street Properties Corp.	109,981
2,747	GEO Group (The), Inc.	87,986
7,171	Hospitality Properties Trust	183,506
23,117	Host Hotels & Resorts, Inc.	365,711
1,581	InfraREIT, Inc.	26,213
6,638	Invesco Mortgage Capital, Inc.	85,298
11,137	Investors Real Estate Trust	67,045
7,525	LaSalle Hotel Properties	179,848
12,777	Lexington Realty Trust	112,182
34,755	MFA Financial, Inc.	240,157
3,780	Pebblebrook Hotel Trust	104,479
8,056	Pennymac Mortgage Investment Trust	109,481
8,401	Redwood Trust, Inc.	108,877
10,405	RLJ Lodging Trust	219,233
4,767	Select Income REIT	110,356
7,985	Senior Housing Properties Trust	140,376
7,546	Starwood Property Trust, Inc.	146,091
11,474	Summit Hotel Properties, Inc.	130,804
17,005	Sunstone Hotel Investors, Inc.	217,834
2,005	Tier REIT, Inc.	30,235
29,984	Two Harbors Investment Corp.	234,775
8,793	Xenia Hotels & Resorts, Inc.	135,236
		4,759,807

	Real Estate Management & Development — 0.3%
735	Alexander & Baldwin, Inc.	28,106
2,029	Jones Lang LaSalle, Inc.	233,680
1,319	Realogy Holdings Corp. (a)	47,141
		308,927

	Road & Rail — 2.1%
14,993	CSX Corp.	408,859

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
3,038	Genesee & Wyoming, Inc., Class A (a)	$197,804
5,923	Heartland Express, Inc.	107,266
13,565	Hertz Global Holdings, Inc. (a)	125,612
2,291	J.B. Hunt Transport Services, Inc.	189,878
2,259	Kansas City Southern	214,040
7,283	Knight Transportation, Inc.	193,509
737	Landstar System, Inc.	48,310
1,368	Old Dominion Freight Line, Inc. (a)	90,357
2,940	Ryder System, Inc.	202,625
4,340	Swift Transportation Co. (a)	72,131
3,544	Union Pacific Corp.	309,143
5,057	Werner Enterprises, Inc.	128,144
		2,287,678

	Semiconductors & Semiconductor Equipment — 2.1%
23,319	Amkor Technology, Inc. (a)	133,151
1,343	Cabot Microelectronics Corp.	56,258
5,467	Diodes, Inc. (a)	101,796
7,048	First Solar, Inc. (a)	393,560
14,917	Intel Corp.	451,687
13,855	Marvell Technology Group Ltd.	138,273
46,091	Micron Technology, Inc. (a)	495,478
19,860	ON Semiconductor Corp. (a)	188,074
543	Power Integrations, Inc.	26,200
5,513	QUALCOMM, Inc.	278,517
		2,262,994

	Software — 0.7%
9,156	CA, Inc.	271,567
4,684	Mentor Graphics Corp.	93,493
1,127	Monotype Imaging Holdings, Inc.	24,828
2,297	Oracle Corp.	91,558
10,502	Symantec Corp.	174,806
1,940	Synopsys, Inc. (a)	92,189
910	VMware, Inc., Class A (a)	51,788
		800,229

	Specialty Retail — 4.3%
5,472	Aaron’s, Inc.	143,421
1,742	Abercrombie & Fitch Co., Class A	46,564
11,425	American Eagle Outfitters, Inc.	163,492
1,351	Asbury Automotive Group, Inc. (a)	81,898
4,080	AutoNation, Inc. (a)	206,652
6,542	Barnes & Noble, Inc.	76,868
9,721	Bed Bath & Beyond, Inc. (a)	459,026
11,901	Best Buy Co., Inc.	381,784
2,387	Buckle (The), Inc.	69,080
1,956	Cabela’s, Inc. (a)	102,005
2,858	Caleres, Inc.	72,050
2,097	Cato (The) Corp., Class A	76,729
658	Children's Place (The), Inc.	51,265
2,487	CST Brands, Inc.	93,934
3,055	Dick’s Sporting Goods, Inc.	141,569

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
2,925	DSW, Inc., Class A	$71,867
5,132	Express, Inc. (a)	93,300
1,277	Finish Line (The), Inc., Class A	25,221
7,503	GameStop Corp., Class A	246,098
13,131	Gap (The), Inc.	304,377
1,521	Genesco, Inc. (a)	105,223
4,499	GNC Holdings, Inc., Class A	109,596
1,378	Group 1 Automotive, Inc.	90,727
5,854	Guess?, Inc.	107,421
3,061	Hibbett Sports, Inc. (a)	110,502
636	Mattress Firm Holding Corp. (a)	24,817
2,325	Murphy USA, Inc. (a)	133,501
5,025	Penske Automotive Group, Inc.	196,628
4,170	Select Comfort Corp. (a)	102,916
17,267	Staples, Inc.	176,123
2,631	Tiffany & Co.	187,722
4,317	Urban Outfitters, Inc. (a)	130,891
4,436	Vitamin Shoppe, Inc. (a)	121,413
2,610	Williams-Sonoma, Inc.	153,416
		4,658,096

	Technology Hardware, Storage & Peripherals — 1.3%
932	Diebold, Inc.	24,483
27,218	Hewlett Packard Enterprise Co.	453,452
15,668	HP, Inc.	192,246
1,643	Lexmark International, Inc., Class A	63,420
3,444	NetApp, Inc.	81,416
8,184	Seagate Technology PLC	178,166
1,612	Super Micro Computer, Inc. (a)	43,379
10,215	Western Digital Corp.	417,436
		1,453,998

	Textiles, Apparel & Luxury Goods — 1.3%
4,815	Coach, Inc.	193,900
792	Columbia Sportswear Co.	46,387
2,293	Deckers Outdoor Corp. (a)	132,558
3,092	Fossil Group, Inc. (a)	125,226
1,948	G-III Apparel Group Ltd. (a)	88,147
1,923	PVH Corp.	183,839
4,011	Ralph Lauren Corp.	373,865
1,285	Steven Madden Ltd. (a)	44,988
1,451	VF Corp.	91,486
4,390	Wolverine World Wide, Inc.	83,191
		1,363,587

	Thrifts & Mortgage Finance — 0.9%
5,358	EverBank Financial Corp.	80,799
6,400	Flagstar Bancorp, Inc. (a)	151,488
31,039	MGIC Investment Corp. (a)	224,412
8,167	Nationstar Mortgage Holdings, Inc. (a)	94,655
1,995	Northwest Bancshares, Inc.	27,970
10,911	Ocwen Financial Corp. (a)	24,659

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
2,149	PHH Corp. (a)	$27,572
19,199	Radian Group, Inc.	245,555
4,204	Washington Federal, Inc.	102,115
		979,225

	Tobacco — 0.1%
2,418	Universal Corp.	131,902

	Trading Companies & Distributors — 1.0%
7,412	Air Lease Corp.	225,918
1,863	Applied Industrial Technologies, Inc.	85,381
2,892	GATX Corp.	132,858
1,287	Kaman Corp.	54,170
624	MSC Industrial Direct Co., Inc., Class A	48,360
7,530	Rush Enterprises, Inc., Class A (a)	148,266
2,297	United Rentals, Inc. (a)	153,738
403	W.W. Grainger, Inc.	94,512
2,512	WESCO International, Inc. (a)	147,680
		1,090,883

	Water Utilities — 0.0%
1,009	California Water Service Group	28,181

	Wireless Telecommunication Services — 0.9%
138,671	Sprint Corp. (a)	475,641
7,912	Telephone and Data Systems, Inc.	233,958
5,211	United States Cellular Corp. (a)	222,197
		931,796
	Total Common Stocks — 100.0%	108,374,140
	(Cost $106,713,201)

	Money Market Funds — 0.0%
35,749	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	35,749
	(Cost $35,749)

	Total Investments — 100.0%	108,409,889
	(Cost $106,748,950) (c)
	Net Other Assets and Liabilities — (0.0)%	(51,243)
	Net Assets — 100.0%	$108,358,646

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2016.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,971,820 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,310,881.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$108,374,140	$—	$—
Money Market Funds	35,749	—	—
Total Investments	$108,409,889	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Aerospace & Defense — 1.8%
3,013	Aerojet Rocketdyne Holdings, Inc. (a)	$54,596
2,845	HEICO Corp.	174,427
978	Hexcel Corp.	44,274
1,143	Lockheed Martin Corp.	265,610
6,077	Mercury Systems, Inc. (a)	127,739
2,190	Northrop Grumman Corp.	451,709
2,065	Raytheon Co.	260,913
1,880	Rockwell Collins, Inc.	165,797
2,514	TASER International, Inc. (a)	45,906
383	TransDigm Group, Inc. (a)	87,274
		1,678,245

	Air Freight & Logistics — 0.6%
3,288	United Parcel Service, Inc., Class B	345,470
6,966	XPO Logistics, Inc. (a)	209,955
		555,425

	Airlines — 1.2%
4,228	Alaska Air Group, Inc.	297,778
480	Allegiant Travel Co.	77,074
2,614	Hawaiian Holdings, Inc. (a)	109,971
8,210	JetBlue Airways Corp. (a)	162,476
7,741	Southwest Airlines Co.	345,326
3,199	Virgin America, Inc. (a)	178,152
		1,170,777

	Auto Components — 0.5%
1,374	Cooper-Standard Holding, Inc. (a)	105,949
1,814	Dorman Products, Inc. (a)	97,575
1,914	Drew Industries, Inc.	124,085
5,452	Gentex Corp.	87,450
582	Gentherm, Inc. (a)	21,383
		436,442

	Automobiles — 0.1%
367	Tesla Motors, Inc. (a)	88,359

	Banks — 3.1%
1,668	Ameris Bancorp	52,375
1,879	Bank of Hawaii Corp.	128,542
1,019	Bank of the Ozarks, Inc.	42,085
2,484	BankUnited, Inc.	85,698
1,594	BBCN Bancorp, Inc.	24,898
1,146	BNC Bancorp	25,625
6,596	Brookline Bancorp, Inc.	75,062
2,354	Capital Bank Financial Corp., Class A	71,161
2,765	Chemical Financial Corp.	106,342
809	Columbia Banking System, Inc.	23,857
2,854	Commerce Bancshares, Inc.	133,624
2,088	Customers Bancorp, Inc. (a)	54,246
2,828	CVB Financial Corp.	48,585
1,513	Eagle Bancorp, Inc. (a)	76,709
3,287	F.N.B. Corp.	43,454

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,184	FCB Financial Holdings, Inc., Class A (a)	$76,331
5,570	First Commonwealth Financial Corp.	51,133
2,714	First Financial Bancorp	52,923
818	First Financial Bankshares, Inc.	26,487
2,602	First Republic Bank	182,973
952	Glacier Bancorp, Inc.	24,647
2,663	Great Western Bancorp, Inc.	83,938
2,241	Hanmi Financial Corp.	51,812
2,089	Home BancShares, Inc.	89,806
527	Independent Bank Corp.	24,785
3,674	Investors Bancorp, Inc.	42,435
1,078	Lakeland Financial Corp.	50,979
1,232	LegacyTexas Financial Group, Inc.	30,381
3,954	MB Financial, Inc.	137,441
1,831	NBT Bancorp, Inc.	51,891
1,451	Opus Bank	52,410
548	Park National Corp.	50,306
872	Pinnacle Financial Partners, Inc.	42,876
2,216	PrivateBancorp, Inc.	92,208
1,500	Renasant Corp.	51,510
1,636	ServisFirst Bancshares, Inc.	80,622
620	Signature Bank (a)	85,455
2,685	Sterling Bancorp	43,873
1,479	Synovus Financial Corp.	46,086
1,542	Tompkins Financial Corp.	100,754
2,572	TowneBank	54,012
5,393	Umpqua Holdings Corp.	85,371
2,004	Union Bankshares Corp.	52,926
649	Washington Trust Bancorp, Inc.	23,773
1,191	Webster Financial Corp.	43,638
2,562	Western Alliance Bancorp (a)	93,718
2,085	Yadkin Financial Corp.	52,167
		3,021,930

	Beverages — 1.6%
131	Boston Beer (The) Co., Inc., Class A (a)	20,446
857	Brown-Forman Corp., Class B	82,546
5,459	Coca-Cola (The) Co.	244,563
618	Coca-Cola Bottling Co. Consolidated	98,491
2,295	Constellation Brands, Inc., Class A	358,158
2,832	Dr Pepper Snapple Group, Inc.	257,457
1,803	Molson Coors Brewing Co., Class B	172,421
2,332	National Beverage Corp. (a)	108,998
1,692	PepsiCo, Inc.	174,208
		1,517,288

	Biotechnology — 1.3%
1,478	AbbVie, Inc.	90,158
915	Acorda Therapeutics, Inc. (a)	23,653
1,035	AMAG Pharmaceuticals, Inc. (a)	27,448
7,723	ARIAD Pharmaceuticals, Inc. (a)	55,451
3,394	Emergent BioSolutions, Inc. (a)	130,737

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
6,052	Exelixis, Inc. (a)	$27,900
3,036	Five Prime Therapeutics, Inc. (a)	144,483
977	Genomic Health, Inc. (a)	25,676
919	Gilead Sciences, Inc.	81,065
2,524	Intrexon Corp. (a)	67,466
4,511	Ironwood Pharmaceuticals, Inc. (a)	47,140
8,259	Lexicon Pharmaceuticals, Inc. (a)	114,057
1,198	Ligand Pharmaceuticals, Inc. (a)	144,802
930	Medivation, Inc. (a)	53,754
5,646	MiMedx Group, Inc. (a)	42,514
1,143	Myriad Genetics, Inc. (a)	41,148
12,349	OPKO Health, Inc. (a)	132,752
903	Repligen Corp. (a)	24,056
		1,274,260

	Building Products — 2.2%
2,242	A.O. Smith Corp.	173,127
3,525	AAON, Inc.	93,483
1,343	Allegion PLC	87,899
1,654	American Woodmark Corp. (a)	120,478
1,655	Apogee Enterprises, Inc.	68,583
10,947	Builders FirstSource, Inc. (a)	121,402
7,735	Fortune Brands Home & Security, Inc.	428,596
3,194	Griffon Corp.	50,497
1,265	Lennox International, Inc.	170,712
13,783	Masco Corp.	423,276
8,781	Ply Gem Holdings, Inc. (a)	128,642
2,574	Trex Co., Inc. (a)	122,136
1,438	Universal Forest Products, Inc.	110,223
		2,099,054

	Capital Markets — 0.5%
785	Artisan Partners Asset Management, Inc., Class A	25,363
18,903	BGC Partners, Inc., Class A	171,639
1,907	Evercore Partners, Inc., Class A	98,478
770	Financial Engines, Inc.	24,802
879	HFF, Inc., Class A	27,979
1,088	Interactive Brokers Group, Inc., Class A	41,344
1,149	T. Rowe Price Group, Inc.	86,508
1,501	TPG Specialty Lending, Inc.	24,661
		500,774

	Chemicals — 1.0%
4,394	Axalta Coating Systems Ltd. (a)	125,097
1,171	Balchem Corp.	71,853
1,869	Chemtura Corp. (a)	52,052
2,815	Platform Specialty Products Corp. (a)	28,994
2,939	Scotts Miracle-Gro (The) Co., Class A	208,022
1,218	Sherwin-Williams (The) Co.	349,944
3,352	Trinseo S.A. (a)	143,432
		979,394

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 2.2%
2,820	Cintas Corp.	$253,179
4,196	Copart, Inc. (a)	179,757
4,647	Healthcare Services Group, Inc.	175,889
3,364	KAR Auction Services, Inc.	126,486
4,559	Knoll, Inc.	106,453
1,918	Matthews International Corp., Class A	100,963
3,971	Pitney Bowes, Inc.	83,272
9,097	Republic Services, Inc.	428,196
3,154	Rollins, Inc.	84,748
669	Stericycle, Inc. (a)	63,930
2,794	US Ecology, Inc.	125,814
5,878	Waste Management, Inc.	345,567
2,162	West Corp.	46,332
		2,120,586

	Communications Equipment — 1.0%
678	Arista Networks, Inc. (a)	45,168
1,638	F5 Networks, Inc. (a)	171,580
1,774	InterDigital, Inc.	101,083
9,927	Juniper Networks, Inc.	232,292
517	Palo Alto Networks, Inc. (a)	78,000
2,468	Ruckus Wireless, Inc. (a)	33,910
2,571	Ubiquiti Networks, Inc. (a)	91,579
2,328	ViaSat, Inc. (a)	178,558
		932,170

	Construction & Engineering — 0.3%
3,883	Comfort Systems USA, Inc.	114,510
2,645	Dycom Industries, Inc. (a)	186,737
		301,247

	Construction Materials — 1.2%
6,218	Headwaters, Inc. (a)	124,422
2,718	Martin Marietta Materials, Inc.	459,967
2,071	US Concrete, Inc. (a)	127,905
4,106	Vulcan Materials Co.	441,929
		1,154,223

	Containers & Packaging — 0.9%
2,182	AptarGroup, Inc.	165,832
2,966	Avery Dennison Corp.	215,361
4,732	Berry Plastics Group, Inc. (a)	170,447
1,702	Crown Holdings, Inc. (a)	90,138
5,275	Sealed Air Corp.	249,824
		891,602

	Distributors — 0.7%
13,575	LKQ Corp. (a)	435,079
2,437	Pool Corp.	213,018
		648,097

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 0.5%
1,981	Bright Horizons Family Solutions, Inc. (a)	$129,993
2,309	Grand Canyon Education, Inc. (a)	100,973
8,177	LifeLock, Inc. (a)	95,180
1,733	Service Corp. International	46,219
3,405	ServiceMaster Global Holdings, Inc. (a)	130,480
		502,845

	Diversified Financial Services — 1.4%
655	CBOE Holdings, Inc.	40,584
879	CME Group, Inc.	80,789
1,713	MarketAxess Holdings, Inc.	210,288
1,938	Morningstar, Inc.	161,242
4,681	MSCI, Inc.	355,475
6,530	Nasdaq, Inc.	402,966
853	S&P Global, Inc.	91,143
		1,342,487

	Diversified Telecommunication Services — 0.9%
9,811	8x8, Inc. (a)	111,257
31,879	Cincinnati Bell, Inc. (a)	121,778
4,789	Consolidated Communications Holdings, Inc.	113,212
8,015	Verizon Communications, Inc.	408,284
5,297	Vonage Holdings Corp. (a)	24,737
1,764	Zayo Group Holdings, Inc. (a)	45,793
		825,061

	Electric Utilities — 1.0%
2,294	IDACORP, Inc.	166,843
1,889	MGE Energy, Inc.	94,167
2,930	NextEra Energy, Inc.	344,509
6,704	Southern (The) Co.	335,870
		941,389

	Electrical Equipment — 0.5%
1,590	Acuity Brands, Inc.	387,785
2,180	AZZ, Inc.	119,726
		507,511

	Electronic Equipment, Instruments & Components — 1.8%
4,380	Amphenol Corp., Class A	244,535
1,484	Badger Meter, Inc.	105,854
6,102	CDW Corp.	234,927
1,098	Cognex Corp.	39,012
3,814	Fabrinet (a)	121,934
1,922	FEI Co.	171,097
5,683	II-VI, Inc. (a)	118,604
1,781	IPG Photonics Corp. (a)	154,359
1,737	Littelfuse, Inc.	202,326
2,841	National Instruments Corp.	78,326

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,581	Universal Display Corp. (a)	$92,188
3,029	VeriFone Systems, Inc. (a)	86,205
1,860	Zebra Technologies Corp., Class A (a)	116,362
		1,765,729

	Energy Equipment & Services — 0.1%
380	Core Laboratories N.V.	50,791

	Food & Staples Retailing — 0.8%
1,132	Casey’s General Stores, Inc.	126,784
4,483	Smart & Final Stores, Inc. (a)	71,369
4,070	SpartanNash Co.	112,739
7,364	Sprouts Farmers Market, Inc. (a)	206,707
3,006	Walgreens Boots Alliance, Inc.	238,316
		755,915

	Food Products — 3.9%
3,686	B&G Foods, Inc.	151,900
2,162	Calavo Growers, Inc.	123,602
4,119	Cal-Maine Foods, Inc.	209,080
6,795	Campbell Soup Co.	419,319
5,675	ConAgra Foods, Inc.	252,878
5,474	General Mills, Inc.	335,775
10,025	Hormel Foods Corp.	386,464
395	J&J Snack Foods Corp.	39,946
1,547	Lancaster Colony Corp.	180,226
4,357	McCormick & Co., Inc.	408,599
2,041	Mead Johnson Nutrition Co.	177,873
2,872	Pinnacle Foods, Inc.	122,319
3,110	Post Holdings, Inc. (a)	223,422
2,079	Tootsie Roll Industries, Inc.	74,096
6,503	Tyson Foods, Inc., Class A	428,027
6,231	WhiteWave Foods (The) Co. (a)	250,549
		3,784,075

	Gas Utilities — 1.2%
5,837	Atmos Energy Corp.	423,474
1,567	Chesapeake Utilities Corp.	93,268
3,500	ONE Gas, Inc.	204,645
3,156	Spire, Inc.	201,858
2,955	WGL Holdings, Inc.	200,615
		1,123,860

	Health Care Equipment & Supplies — 4.6%
1,353	ABIOMED, Inc. (a)	131,430
2,942	Align Technology, Inc. (a)	212,383
184	Atrion Corp.	73,103
2,284	Becton, Dickinson and Co.	368,318
9,218	Boston Scientific Corp. (a)	202,059
2,997	Cantel Medical Corp.	200,769
2,796	Cynosure, Inc., Class A (a)	136,836
2,813	DENTSPLY SIRONA, Inc.	167,655
3,931	Edwards Lifesciences Corp. (a)	417,512

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
2,078	Globus Medical, Inc., Class A (a)	$52,033
233	ICU Medical, Inc. (a)	23,146
1,638	IDEXX Laboratories, Inc. (a)	138,165
1,488	Insulet Corp. (a)	49,550
1,905	Integra LifeSciences Holdings Corp. (a)	134,912
577	Intuitive Surgical, Inc. (a)	361,410
2,359	Masimo Corp. (a)	102,263
3,376	Medtronic PLC	267,210
3,524	Meridian Bioscience, Inc.	67,344
2,669	Merit Medical Systems, Inc. (a)	54,047
630	Natus Medical, Inc. (a)	20,078
1,699	Neogen Corp. (a)	80,261
1,291	Nevro Corp. (a)	86,820
879	NuVasive, Inc. (a)	46,534
2,377	Orthofix International N.V. (a)	104,018
1,460	ResMed, Inc.	81,468
3,232	Stryker Corp.	352,320
1,362	Teleflex, Inc.	212,172
2,468	West Pharmaceutical Services, Inc.	175,722
1,817	Zeltiq Aesthetics, Inc. (a)	54,328
		4,373,866

	Health Care Providers & Services — 3.5%
776	Acadia Healthcare Co., Inc. (a)	49,035
1,028	Aceto Corp.	23,058
1,777	Adeptus Health, Inc., Class A (a)	121,049
1,362	Air Methods Corp. (a)	50,367
2,552	Amedisys, Inc. (a)	131,403
3,671	AMN Healthcare Services, Inc. (a)	130,357
2,293	AmSurg Corp. (a)	185,687
4,113	Centene Corp. (a)	254,842
947	Chemed Corp.	122,902
2,504	CorVel Corp. (a)	113,181
1,801	Diplomat Pharmacy, Inc. (a)	54,552
4,359	Ensign Group (The), Inc.	98,339
2,096	Envision Healthcare Holdings, Inc. (a)	47,433
1,669	ExamWorks Group, Inc. (a)	60,167
5,554	HCA Holdings, Inc. (a)	447,763
981	HealthEquity, Inc. (a)	24,672
2,511	Henry Schein, Inc. (a)	423,606
1,388	LHC Group, Inc. (a)	55,992
1,306	MEDNAX, Inc. (a)	93,105
2,653	Molina Healthcare, Inc. (a)	137,319
726	Premier, Inc., Class A (a)	24,546
2,666	Surgical Care Affiliates, Inc. (a)	128,901
2,780	Universal Health Services, Inc., Class B	371,630
2,965	VCA, Inc. (a)	186,706
		3,336,612

	Health Care Technology — 0.6%
6,475	Allscripts Healthcare Solutions, Inc. (a)	86,765

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology (Continued)
616	athenahealth, Inc. (a)	$82,113
2,234	HealthStream, Inc. (a)	50,533
6,531	IMS Health Holdings, Inc. (a)	173,986
1,307	Inovalon Holdings, Inc., Class A (a)	22,350
4,765	Quality Systems, Inc.	67,091
1,708	Veeva Systems, Inc., Class A (a)	46,987
		529,825

	Hotels, Restaurants & Leisure — 4.3%
7,646	Aramark	256,217
1,747	BJ’s Restaurants, Inc. (a)	77,916
10,351	Boyd Gaming Corp. (a)	192,943
289	Buffalo Wild Wings, Inc. (a)	38,628
1,600	Carnival Corp.	78,480
2,374	Choice Hotels International, Inc.	120,267
1,446	Churchill Downs, Inc.	194,024
1,724	ClubCorp Holdings, Inc.	23,015
7,010	Denny’s Corp. (a)	69,329
2,989	Diamond Resorts International, Inc. (a)	63,397
777	DineEquity, Inc.	66,822
1,622	Domino’s Pizza, Inc.	196,067
2,720	Dunkin’ Brands Group, Inc.	126,480
3,748	Hilton Worldwide Holdings, Inc.	82,643
3,558	Marriott International, Inc., Class A	249,380
2,759	McDonald’s Corp.	348,986
3,136	Norwegian Cruise Line Holdings Ltd. (a)	153,319
1,044	Panera Bread Co., Class A (a)	223,928
911	Papa John’s International, Inc.	51,554
5,913	Penn National Gaming, Inc. (a)	95,377
465	Popeyes Louisiana Kitchen, Inc. (a)	24,998
3,083	Six Flags Entertainment Corp.	185,134
3,509	Sonic Corp.	120,604
4,242	Starbucks Corp.	238,528
4,907	Texas Roadhouse, Inc.	199,813
1,599	Vail Resorts, Inc.	207,294
19,637	Wendy’s (The) Co.	213,258
3,094	Yum! Brands, Inc.	246,159
		4,144,560

	Household Durables — 1.9%
1,320	Cavco Industries, Inc. (a)	115,751
8,377	D.R. Horton, Inc.	251,812
2,062	Helen of Troy Ltd. (a)	205,231
3,495	iRobot Corp. (a)	130,643
3,535	Leggett & Platt, Inc.	174,240
908	Mohawk Industries, Inc. (a)	174,908
5,718	Newell Brands, Inc.	260,398
250	NVR, Inc. (a)	415,322
704	Tempur Sealy International, Inc. (a)	42,712
6,165	TRI Pointe Group, Inc. (a)	71,514
		1,842,531

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 1.4%
7,573	Central Garden & Pet Co., Class A (a)	$123,364
2,747	Church & Dwight Co., Inc.	254,647
670	Clorox (The) Co.	83,904
1,195	Colgate-Palmolive Co.	84,750
12,281	HRG Group, Inc. (a)	176,846
2,578	Kimberly-Clark Corp.	322,740
1,957	Spectrum Brands Holdings, Inc.	222,315
914	WD-40 Co.	93,502
		1,362,068

	Independent Power and Renewable Electricity Producers — 0.2%
2,819	Calpine Corp. (a)	44,484
2,393	Ormat Technologies, Inc.	103,856
		148,340

	Industrial Conglomerates — 0.6%
1,520	3M Co.	254,418
2,670	Danaher Corp.	258,322
462	Roper Technologies, Inc.	81,354
		594,094

	Insurance — 1.6%
1,382	AMERISAFE, Inc.	74,462
4,779	Brown & Brown, Inc.	167,791
1,052	Enstar Group Ltd. (a)	166,679
3,824	James River Group Holdings Ltd.	118,391
284	Markel Corp. (a)	255,347
5,704	Marsh & McLennan Cos., Inc.	360,207
9,905	National General Holdings Corp.	199,982
2,559	RLI Corp.	159,119
1,360	Universal Insurance Holdings, Inc.	23,950
		1,525,928

	Internet & Catalog Retail — 1.0%
584	Amazon.com, Inc. (a)	385,200
2,227	Liberty Tripadvisor Holdings, Inc., Class A (a)	49,128
1,696	Netflix, Inc. (a)	152,691
135	Priceline Group (The), Inc. (a)	181,394
4,948	Wayfair, Inc., Class A (a)	186,787
		955,200

	Internet Software & Services — 2.0%
455	Alphabet, Inc., Class A (a)	322,085
1,480	Benefitfocus, Inc. (a)	56,092
2,358	Cimpress N.V. (a)	207,198
2,216	Cornerstone OnDemand, Inc. (a)	76,120
227	CoStar Group, Inc. (a)	44,789
2,299	Endurance International Group Holdings, Inc. (a)	24,622
3,799	Facebook, Inc., Class A (a)	446,686
1,964	GrubHub, Inc. (a)	51,496
1,343	NIC, Inc.	23,785
2,053	Q2 Holdings, Inc. (a)	49,087

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
1,161	Stamps.com, Inc. (a)	$95,620
3,917	VeriSign, Inc. (a)	338,429
2,490	Web.com Group, Inc. (a)	49,775
1,970	WebMD Health Corp. (a)	123,598
1,218	Yelp, Inc. (a)	25,578
		1,934,960

	IT Services — 5.8%
3,756	Accenture PLC, Class A	424,128
2,823	Automatic Data Processing, Inc.	249,666
2,494	Blackhawk Network Holdings, Inc. (a)	80,132
2,163	Broadridge Financial Solutions, Inc.	129,434
2,742	Cardtronics, Inc. (a)	108,090
4,039	Cognizant Technology Solutions Corp., Class A (a)	235,756
7,700	Convergys Corp.	204,050
2,465	CoreLogic, Inc. (a)	87,458
2,732	CSG Systems International, Inc.	121,246
1,718	EPAM Systems, Inc. (a)	125,294
1,731	Euronet Worldwide, Inc. (a)	133,460
2,382	ExlService Holdings, Inc. (a)	115,265
4,226	Fiserv, Inc. (a)	412,965
1,166	FleetCor Technologies, Inc. (a)	180,357
2,834	Gartner, Inc. (a)	247,040
7,865	Genpact Ltd. (a)	219,355
6,638	Global Payments, Inc.	479,131
4,100	Jack Henry & Associates, Inc.	332,223
1,625	MAXIMUS, Inc.	85,962
3,210	Paychex, Inc.	167,305
8,756	Sabre Corp.	253,486
3,270	Sykes Enterprises, Inc. (a)	95,321
2,570	Syntel, Inc. (a)	109,302
3,555	TeleTech Holdings, Inc.	98,793
5,322	Total System Services, Inc.	272,167
8,045	Vantiv, Inc., Class A (a)	438,774
646	Virtusa Corp. (a)	22,959
2,267	Visa, Inc., Class A	175,103
		5,604,222

	Leisure Products — 0.7%
5,412	Hasbro, Inc.	458,072
4,635	Smith & Wesson Holding Corp. (a)	101,182
1,804	Sturm Ruger & Co., Inc.	115,510
		674,764

	Life Sciences Tools & Services — 1.8%
452	Bio-Techne Corp.	42,117
7,637	Bruker Corp.	216,127
1,651	Cambrex Corp. (a)	79,644
1,690	Charles River Laboratories International, Inc. (a)	133,966
4,151	INC Research Holdings, Inc., Class A (a)	199,788

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
3,744	Luminex Corp. (a)	$75,255
503	Mettler-Toledo International, Inc. (a)	180,049
11,611	Pacific Biosciences of California, Inc. (a)	112,046
1,364	PAREXEL International Corp. (a)	83,341
865	PerkinElmer, Inc.	43,613
4,001	PRA Health Sciences, Inc. (a)	189,848
1,297	Quintiles Transnational Holdings, Inc. (a)	89,584
1,225	Thermo Fisher Scientific, Inc.	176,706
640	Waters Corp. (a)	83,302
		1,705,386

	Machinery — 1.8%
1,932	Albany International Corp., Class A	77,840
2,547	Graco, Inc.	199,659
1,548	IDEX Corp.	126,781
3,385	Illinois Tool Works, Inc.	353,800
2,187	John Bean Technologies Corp.	114,030
801	Middleby (The) Corp. (a)	87,822
1,280	Proto Labs, Inc. (a)	76,583
1,684	RBC Bearings, Inc. (a)	123,437
3,592	Rexnord Corp. (a)	78,306
538	Snap-on, Inc.	85,693
634	Standex International Corp.	48,622
1,648	Stanley Black & Decker, Inc.	184,444
2,483	Toro (The) Co.	214,655
		1,771,672

	Marine — 0.1%
1,808	Matson, Inc.	70,295

	Media — 2.0%
659	AMC Networks, Inc., Class A (a)	42,987
1,713	Charter Communications, Inc., Class A (a)	363,567
8,571	DreamWorks Animation SKG, Inc., Class A (a)	342,154
11,034	Interpublic Group of Cos. (The), Inc.	253,120
1,476	Liberty Broadband Corp., Class C (a)	84,501
4,775	National CineMedia, Inc.	67,805
1,115	Nexstar Broadcasting Group, Inc., Class A	57,233
8,092	Regal Entertainment Group, Class A	168,718
3,265	Scripps Networks Interactive, Inc., Class A	203,573
5,563	Sinclair Broadcast Group, Inc., Class A	178,406
43,895	Sirius XM Holdings, Inc. (a)	173,385
		1,935,449

	Metals & Mining — 0.1%
1,167	Kaiser Aluminum Corp.	110,667

	Multi-Utilities — 0.9%
8,652	Ameren Corp.	415,296

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
2,770	NorthWestern Corp.	$157,447
5,773	WEC Energy Group, Inc.	336,046
		908,789

	Oil, Gas & Consumable Fuels — 0.7%
1,108	Diamondback Energy, Inc. (a)	95,931
7,570	Parsley Energy, Inc., Class A (a)	177,289
1,439	PDC Energy, Inc. (a)	90,355
600	Pioneer Natural Resources Co.	99,660
5,202	Rice Energy, Inc. (a)	90,046
4,418	RSP Permian, Inc. (a)	135,235
		688,516

	Personal Products — 1.1%
20,519	Avon Products, Inc.	96,644
4,433	Coty, Inc., Class A	134,763
4,596	Estee Lauder (The) Cos., Inc., Class A	440,619
3,474	Herbalife Ltd. (a)	201,318
2,711	Revlon, Inc., Class A (a)	98,762
598	USANA Health Sciences, Inc. (a)	70,827
		1,042,933

	Pharmaceuticals — 0.7%
1,336	Impax Laboratories, Inc. (a)	44,555
7,839	Innoviva, Inc.	96,733
1,603	Johnson & Johnson	179,664
5,282	Nektar Therapeutics (a)	82,822
807	Pacira Pharmaceuticals, Inc. (a)	43,667
4,005	Prestige Brands Holdings, Inc. (a)	227,404
3,783	TherapeuticsMD, Inc. (a)	31,210
		706,055

	Professional Services — 1.0%
661	CEB, Inc.	40,777
3,034	Equifax, Inc.	364,839
1,424	Exponent, Inc.	70,972
2,317	On Assignment, Inc. (a)	83,551
1,687	TriNet Group, Inc. (a)	28,038
3,169	Verisk Analytics, Inc. (a)	245,851
1,950	WageWorks, Inc. (a)	105,027
		939,055

	Real Estate Investment Trusts — 10.8%
2,435	Acadia Realty Trust	82,059
2,566	Agree Realty Corp.	99,509
471	Alexandria Real Estate Equities, Inc.	43,779
606	American Assets Trust, Inc.	24,040
2,725	American Campus Communities, Inc.	121,944
5,380	American Homes 4 Rent, Class A	85,112
2,474	American Tower Corp.	259,473
1,023	Apartment Investment & Management Co., Class A	40,981

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
1,485	Apollo Commercial Real Estate Finance, Inc.	$23,656
1,124	ARMOUR Residential REIT, Inc.	23,919
444	AvalonBay Communities, Inc.	78,495
3,185	Blackstone Mortgage Trust, Inc., Class A	87,524
2,062	Camden Property Trust	166,465
1,130	Chatham Lodging Trust	24,080
2,943	Colony Capital, Inc., Class A	52,032
5,184	Colony Starwood Homes	126,334
2,444	CoreSite Realty Corp.	183,129
6,997	Cousins Properties, Inc.	72,419
5,137	CubeSmart	152,107
3,748	CyrusOne, Inc.	165,399
12,125	CYS Investments, Inc.	98,334
2,167	DCT Industrial Trust, Inc.	87,482
4,808	DDR Corp.	84,140
3,919	Digital Realty Trust, Inc.	344,794
2,841	Douglas Emmett, Inc.	92,190
3,745	Duke Realty Corp.	81,903
5,276	DuPont Fabros Technology, Inc.	210,090
817	EastGroup Properties, Inc.	48,816
3,084	Education Realty Trust, Inc.	122,651
1,926	EPR Properties	126,885
1,049	Equinix, Inc.	346,537
2,352	Equity LifeStyle Properties, Inc.	161,088
2,985	Equity One, Inc.	84,476
361	Essex Property Trust, Inc.	79,582
3,710	Extra Space Storage, Inc.	315,165
1,111	Federal Realty Investment Trust	168,961
8,944	FelCor Lodging Trust, Inc.	64,039
3,762	First Industrial Realty Trust, Inc.	86,300
2,839	General Growth Properties, Inc.	79,577
2,765	Government Properties Income Trust	52,314
10,123	Gramercy Property Trust	85,742
1,260	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,444
5,079	Hatteras Financial Corp.	80,705
4,154	Healthcare Realty Trust, Inc.	125,783
4,361	Healthcare Trust of America, Inc., Class A	125,989
3,403	Hersha Hospitality Trust	65,644
2,684	Highwoods Properties, Inc.	125,423
2,958	Hudson Pacific Properties, Inc.	86,522
2,506	iStar, Inc. (a)	24,559
12,049	Kimco Realty Corp.	338,818
4,630	Kite Realty Group Trust	126,075
2,086	Lamar Advertising Co., Class A	129,415
1,278	Liberty Property Trust	44,602
1,091	LTC Properties, Inc.	50,611
3,091	Mack-Cali Realty Corp.	79,006
6,590	Medical Properties Trust, Inc.	87,713
4,241	Mid-America Apartment Communities, Inc.	405,906

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
7,366	Monogram Residential Trust, Inc.	$74,618
1,929	National Health Investors, Inc.	131,346
2,777	National Retail Properties, Inc.	121,522
7,051	New Senior Investment Group, Inc.	76,151
2,397	New York REIT, Inc.	23,563
3,260	NorthStar Realty Finance Corp.	41,695
3,151	Parkway Properties, Inc.	51,834
2,259	Pennsylvania Real Estate Investment Trust	51,821
5,312	Physicians Realty Trust	96,307
716	Post Properties, Inc.	41,070
3,925	Prologis, Inc.	178,234
1,702	PS Business Parks, Inc.	162,984
1,572	Public Storage	384,841
1,533	QTS Realty Trust, Inc., Class A	74,228
4,028	Ramco-Gershenson Properties Trust	71,336
4,051	Realty Income Corp.	239,819
2,316	Regency Centers Corp.	170,689
4,905	Retail Opportunity Investments Corp.	96,481
5,397	Retail Properties of America, Inc., Class A	86,298
5,435	Rexford Industrial Realty, Inc.	102,015
1,662	Ryman Hospitality Properties, Inc.	85,643
457	Saul Centers, Inc.	24,303
835	Simon Property Group, Inc.	167,977
1,088	Sovran Self Storage, Inc.	115,567
7,603	Spirit Realty Capital, Inc.	86,902
3,567	STAG Industrial, Inc.	71,197
1,792	Sun Communities, Inc.	121,623
2,351	Tanger Factory Outlet Centers, Inc.	82,473
4,209	Terreno Realty Corp.	95,839
4,500	UDR, Inc.	157,140
1,291	Universal Health Realty Income Trust	70,489
4,965	Urban Edge Properties	128,792
9,517	VEREIT, Inc.	84,511
2,486	Washington Real Estate Investment Trust	71,274
2,280	Weingarten Realty Investors	84,178
2,551	WP Glimcher, Inc.	26,760
		10,406,257

	Real Estate Management & Development — 0.2%
2,929	CBRE Group, Inc., Class A (a)	86,786
1,953	Kennedy-Wilson Holdings, Inc.	42,205
953	Marcus & Millichap, Inc. (a)	23,901
		152,892

	Road & Rail — 0.1%
236	AMERCO	83,072

	Semiconductors & Semiconductor Equipment — 3.8%
3,546	Advanced Energy Industries, Inc. (a)	114,713
34,630	Advanced Micro Devices, Inc. (a)	122,937

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
2,929	Analog Devices, Inc.	$164,961
20,466	Applied Materials, Inc.	418,939
5,873	Cirrus Logic, Inc. (a)	212,015
7,246	Entegris, Inc. (a)	96,299
3,700	Inphi Corp. (a)	109,779
4,185	Integrated Device Technology, Inc. (a)	80,687
4,198	Lam Research Corp.	320,727
3,907	M/A-COM Technology Solutions Holdings, Inc. (a)	159,757
6,669	MaxLinear, Inc., Class A (a)	111,706
1,751	Microchip Technology, Inc.	85,081
4,466	Microsemi Corp. (a)	150,906
2,621	MKS Instruments, Inc.	93,989
2,688	Monolithic Power Systems, Inc.	167,785
12,166	NVIDIA Corp.	432,258
9,481	Photronics, Inc. (a)	100,309
848	Qorvo, Inc. (a)	38,186
7,178	Rambus, Inc. (a)	83,408
1,084	Skyworks Solutions, Inc.	72,433
1,609	Synaptics, Inc. (a)	115,124
7,924	Teradyne, Inc.	149,843
3,020	Texas Instruments, Inc.	172,261
1,780	Xilinx, Inc.	76,682
		3,650,785

	Software — 4.3%
2,057	ACI Worldwide, Inc. (a)	41,120
2,494	Activision Blizzard, Inc.	85,968
2,700	Adobe Systems, Inc. (a)	254,394
1,184	Aspen Technology, Inc. (a)	45,028
1,448	Autodesk, Inc. (a)	86,619
2,040	Blackbaud, Inc.	126,011
3,237	Bottomline Technologies (de), Inc. (a)	79,501
3,057	BroadSoft, Inc. (a)	119,727
7,255	Cadence Design Systems, Inc. (a)	168,244
2,959	Callidus Software, Inc. (a)	54,150
4,413	Citrix Systems, Inc. (a)	361,160
3,025	Ebix, Inc.	145,563
2,359	Ellie Mae, Inc. (a)	197,212
2,016	Fair Isaac Corp.	215,127
1,396	Fortinet, Inc. (a)	45,384
3,977	Gigamon, Inc. (a)	129,610
555	HubSpot, Inc. (a)	24,581
479	Imperva, Inc. (a)	22,264
4,247	Infoblox, Inc. (a)	71,052
2,435	Intuit, Inc.	245,667
752	Manhattan Associates, Inc. (a)	45,526
6,279	Microsoft Corp.	313,134
135	MicroStrategy, Inc., Class A (a)	24,208
9,153	Nuance Communications, Inc. (a)	157,249
2,040	Paycom Software, Inc. (a)	77,948
2,218	Paylocity Holding Corp. (a)	84,883
2,862	Pegasystems, Inc.	75,528
4,736	RealPage, Inc. (a)	104,145

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
1,537	RingCentral, Inc., Class A (a)	$29,326
2,348	salesforce.com, Inc. (a)	177,978
1,526	Synchronoss Technologies, Inc. (a)	47,413
5,677	Take-Two Interactive Software, Inc. (a)	194,040
663	Ultimate Software Group (The), Inc. (a)	130,339
1,099	Workday, Inc., Class A (a)	82,403
2,043	Zendesk, Inc. (a)	46,172
		4,108,674

	Specialty Retail — 4.9%
1,081	Advance Auto Parts, Inc.	168,744
544	AutoZone, Inc. (a)	416,285
3,802	Burlington Stores, Inc. (a)	216,600
2,984	Five Below, Inc. (a)	124,433
2,688	Foot Locker, Inc.	165,151
6,439	Francesca’s Holdings Corp. (a)	106,887
3,249	Home Depot (The), Inc.	435,008
961	L Brands, Inc.	75,237
832	Lithia Motors, Inc., Class A	69,073
3,343	Lowe’s Cos., Inc.	254,135
7,645	Michaels Cos., (The), Inc. (a)	217,347
1,795	Monro Muffler Brake, Inc.	124,250
1,584	O’Reilly Automotive, Inc. (a)	416,085
7,486	Ross Stores, Inc.	425,055
1,398	Signet Jewelers Ltd.	151,767
6,620	Tile Shop Holdings, Inc. (a)	118,101
5,532	TJX (The) Cos., Inc.	419,436
3,833	Tractor Supply Co.	362,832
2,237	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	465,922
		4,732,348

	Technology Hardware, Storage & Peripherals — 0.2%
1,591	Apple, Inc.	149,140

	Textiles, Apparel & Luxury Goods — 0.9%
2,029	Carter’s, Inc.	216,433
2,978	Hanesbrands, Inc.	86,451
2,821	NIKE, Inc., Class B	166,270
734	Oxford Industries, Inc.	48,752
5,618	Skechers U.S.A., Inc., Class A (a)	185,675
3,957	Under Armour, Inc., Class A (a)	173,871
		877,452

	Thrifts & Mortgage Finance — 0.9%
3,605	Beneficial Bancorp, Inc. (a)	50,074
2,312	BofI Holding, Inc. (a)	47,095
3,722	Capitol Federal Financial, Inc.	49,465
1,164	Essent Group Ltd. (a)	23,769
5,881	Kearny Financial Corp.	74,218
1,262	LendingTree, Inc. (a)	112,911
3,545	Meridian Bancorp, Inc.	51,828
4,418	Northfield Bancorp, Inc.	70,070

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
7,270	Oritani Financial Corp.	$125,989
3,597	Provident Financial Services, Inc.	71,868
2,462	TFS Financial Corp.	44,070
4,067	Walker & Dunlop, Inc. (a)	89,677
2,233	WSFS Financial Corp.	76,235
		887,269

	Tobacco — 1.1%
5,534	Altria Group, Inc.	347,037
3,535	Philip Morris International, Inc.	346,854
5,033	Reynolds American, Inc.	249,637
3,745	Vector Group Ltd.	80,892
		1,024,420

	Trading Companies & Distributors — 1.1%
3,266	Aircastle Ltd.	70,872
5,214	Beacon Roofing Supply, Inc. (a)	222,794
8,846	Fastenal Co.	413,904
5,173	HD Supply Holdings, Inc. (a)	177,331
1,270	Watsco, Inc.	170,777
		1,055,678

	Water Utilities — 0.7%
615	American States Water Co.	25,639
6,288	American Water Works Co., Inc.	457,515
4,032	Aqua America, Inc.	127,653
2,715	SJW Corp.	93,423
		704,230

	Wireless Telecommunication Services — 0.4%
4,612	Shenandoah Telecommunications Co.	132,318
6,612	T-Mobile US, Inc. (a)	259,720
		392,038
	Total Common Stocks — 100.1%	96,099,578
	(Cost $89,523,790)

	Money Market Funds — 0.0%
42,002	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (b)	42,002
	(Cost $42,002)

	Total Investments — 100.1%	96,141,580
	(Cost $89,565,792) (c)
	Net Other Assets and Liabilities — (0.1)%	(52,800)
	Net Assets — 100.0%	$96,088,780

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2016.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,469,631 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $893,843.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$96,099,578	$—	$—
Money Market Funds	42,002	—	—
Total Investments	$96,141,580	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.0%
1,627	B/E Aerospace, Inc.	$79,121
995	Curtiss-Wright Corp.	76,197
1,175	Esterline Technologies Corp. (a)	80,676
547	Huntington Ingalls Industries, Inc.	79,189
8,280	Spirit AeroSystems Holdings, Inc., Class A (a)	390,402
3,411	Teledyne Technologies, Inc. (a)	317,052
		1,022,637

	Airlines — 0.5%
6,262	Spirit Airlines, Inc. (a)	275,090

	Auto Components — 1.9%
10,146	Cooper Tire & Rubber Co.	350,443
4,371	Tenneco, Inc. (a)	232,974
4,718	Visteon Corp.	375,883
		959,300

	Automobiles — 0.4%
3,533	Thor Industries, Inc.	226,183

	Banks — 7.2%
12,561	Associated Banc-Corp.	229,113
7,051	BancorpSouth, Inc.	165,628
4,128	BOK Financial Corp. (b)	248,423
12,102	CIT Group, Inc.	418,366
5,949	Comerica, Inc.	264,135
2,728	Cullen/Frost Bankers, Inc.	174,565
4,622	East West Bancorp, Inc.	173,279
898	First Citizens BancShares, Inc., Class A	228,990
11,228	Fulton Financial Corp.	157,080
1,467	IBERIABANK Corp.	86,538
4,715	People’s United Financial, Inc.	73,082
13,129	Popular, Inc.	390,194
4,858	Prosperity Bancshares, Inc.	256,357
24,508	TCF Financial Corp.	334,289
5,081	Wintrust Financial Corp.	264,314
9,310	Zions Bancorporation	256,211
		3,720,564

	Building Products — 1.4%
6,358	Owens Corning	292,913
15,134	USG Corp. (a)	408,769
		701,682

	Capital Markets — 2.5%
2,239	Eaton Vance Corp.	77,313
2,602	Federated Investors, Inc., Class B	82,223
10,267	Janus Capital Group, Inc.	149,898
2,165	Legg Mason, Inc.	69,518
9,084	LPL Financial Holdings, Inc. (b)	239,818
3,157	Raymond James Financial, Inc.	164,701
5,075	Stifel Financial Corp. (a)	167,018

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
15,953	Waddell & Reed Financial, Inc., Class A	$324,484
		1,274,973

	Chemicals — 3.0%
2,348	Albemarle Corp.	155,344
1,366	Ashland, Inc.	152,445
7,444	FMC Corp.	322,027
11,296	Huntsman Corp.	177,799
188	NewMarket Corp.	76,339
4,324	Olin Corp.	94,220
4,966	PolyOne Corp.	178,677
8,109	Westlake Chemical Corp.	406,991
		1,563,842

	Commercial Services & Supplies — 0.7%
1,521	Clean Harbors, Inc. (a)	75,137
3,605	Deluxe Corp.	226,322
4,579	R.R. Donnelley & Sons Co.	79,675
		381,134

	Communications Equipment — 0.7%
35,497	Brocade Communications Systems, Inc.	341,126

	Construction & Engineering — 2.7%
4,882	AECOM (a)	158,616
4,638	EMCOR Group, Inc.	224,850
2,799	Fluor Corp.	152,993
3,451	Jacobs Engineering Group, Inc. (a)	153,846
19,408	KBR, Inc.	301,989
16,645	Quanta Services, Inc. (a)	394,819
		1,387,113

	Construction Materials — 0.3%
2,146	Eagle Materials, Inc.	159,061

	Consumer Finance — 2.1%
31,378	Navient Corp.	428,937
35,799	Santander Consumer USA Holdings, Inc. (a)	471,473
23,619	SLM Corp. (a)	159,901
		1,060,311

	Containers & Packaging — 1.6%
1,449	Bemis Co., Inc.	72,711
17,535	Graphic Packaging Holding Co.	232,865
4,973	Packaging Corp. of America	322,648
1,411	Silgan Holdings, Inc.	71,594
3,093	Sonoco Products Co.	145,031
		844,849

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.4%
13,935	Leucadia National Corp.	$232,436

	Diversified Telecommunication Services — 0.6%
53,747	Frontier Communications Corp.	298,833

	Electric Utilities — 2.6%
5,359	ALLETE, Inc.	301,122
9,317	Great Plains Energy, Inc.	290,970
7,873	OGE Energy Corp.	232,962
2,228	PNM Resources, Inc.	70,583
7,606	Portland General Electric Co.	302,110
3,027	Westar Energy, Inc.	156,224
		1,353,971

	Electrical Equipment — 1.2%
4,042	EnerSys	235,932
711	Hubbell, Inc.	75,195
4,760	Regal Beloit Corp.	306,639
		617,766

	Electronic Equipment, Instruments & Components — 3.8%
4,667	Arrow Electronics, Inc. (a)	289,821
8,475	Avnet, Inc.	348,492
4,561	FLIR Systems, Inc.	137,788
19,487	Jabil Circuit, Inc.	338,294
10,832	Keysight Technologies, Inc. (a)	282,499
2,436	SYNNEX Corp.	201,140
4,893	Tech Data Corp. (a)	336,100
		1,934,134

	Energy Equipment & Services — 5.0%
6,913	Diamond Offshore Drilling, Inc.	167,709
6,200	Dril-Quip, Inc. (a)	401,884
10,981	FMC Technologies, Inc. (a)	334,811
9,114	Frank’s International N.V.	151,748
6,398	Helmerich & Payne, Inc. (b)	423,036
32,656	Nabors Industries Ltd.	320,029
11,299	Oceaneering International, Inc.	414,108
17,054	Patterson-UTI Energy, Inc.	336,817
		2,550,142

	Food Products — 1.2%
8,137	Flowers Foods, Inc.	155,905
1,788	Fresh Del Monte Produce, Inc.	77,349
1,836	Hain Celestial Group (The), Inc. (a)	76,855
11,831	Pilgrim’s Pride Corp. (a)	318,372
		628,481

	Gas Utilities — 0.7%
3,422	Southwest Gas Corp.	222,122
3,731	UGI Corp.	150,135
		372,257

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.3%
9,461	Brookdale Senior Living, Inc. (a)	$174,650
20,292	Community Health Systems, Inc. (a)	387,171
1,993	HealthSouth Corp.	82,630
5,425	LifePoint Health, Inc. (a)	366,513
1,861	Owens & Minor, Inc.	67,722
2,596	Tenet Healthcare Corp. (a)	82,267
		1,160,953

	Hotels, Restaurants & Leisure — 1.2%
8,903	Bloomin’ Brands, Inc.	166,486
4,903	Brinker International, Inc.	227,107
2,832	Cheesecake Factory (The), Inc.	144,460
494	Cracker Barrel Old Country Store, Inc.	72,327
		610,380

	Household Durables — 2.2%
6,741	CalAtlantic Group, Inc.	218,206
3,376	Harman International Industries, Inc.	259,142
16,058	PulteGroup, Inc.	295,307
10,182	Toll Brothers, Inc. (a)	277,968
1,296	Tupperware Brands Corp.	75,259
		1,125,882

	Industrial Conglomerates — 0.3%
1,510	Carlisle Cos., Inc.	153,869

	Insurance — 7.9%
2,151	Allied World Assurance Co. Holdings AG	76,533
1,069	American Financial Group, Inc.	73,879
1,950	American National Insurance Co.	226,434
7,875	Aspen Insurance Holdings Ltd.	365,006
14,842	Assured Guaranty Ltd.	383,963
6,771	Axis Capital Holdings Ltd.	360,691
20,957	CNO Financial Group, Inc.	384,980
4,600	Endurance Specialty Holdings Ltd.	294,308
5,911	First American Financial Corp.	212,914
2,495	Hanover Insurance Group (The), Inc.	213,971
12,324	Old Republic International Corp.	227,871
1,688	Primerica, Inc.	83,657
1,483	ProAssurance Corp.	70,784
1,559	Reinsurance Group of America, Inc.	148,448
2,509	RenaissanceRe Holdings Ltd.	278,273
6,368	Validus Holdings Ltd.	293,501
2,672	W. R. Berkley Corp.	149,632
282	White Mountains Insurance Group Ltd.	234,060
		4,078,905

	Internet & Catalog Retail — 0.1%
1,437	HSN, Inc.	76,204

	Internet Software & Services — 0.8%
17,394	Rackspace Hosting, Inc. (a)	397,801

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 1.9%
2,481	Booz Allen Hamilton Holding Corp.	$68,401
1,407	CACI International, Inc., Class A (a)	135,283
8,738	Computer Sciences Corp.	289,490
2,664	DST Systems, Inc.	321,492
2,986	Leidos Holdings, Inc.	148,135
		962,801

	Leisure Products — 0.6%
1,563	Brunswick Corp.	75,071
2,291	Polaris Industries, Inc.	224,243
		299,314

	Life Sciences Tools & Services — 0.3%
548	Bio-Rad Laboratories, Inc., Class A (a)	77,734
2,775	VWR Corp. (a)	73,926
		151,660

	Machinery — 5.4%
6,046	AGCO Corp.	323,280
2,598	CLARCOR, Inc.	152,684
7,882	Colfax Corp. (a)	255,613
4,182	Crane Co.	232,394
10,182	ITT Corp.	390,683
86,732	Manitowoc (The) Co., Inc. (b)	494,372
7,350	Oshkosh Corp.	359,048
20,513	Trinity Industries, Inc.	400,209
945	Wabtec Corp.	78,369
1,443	Woodward, Inc.	78,225
		2,764,877

	Marine — 0.8%
6,229	Kirby Corp. (a)	397,535

	Media — 2.0%
4,190	Cinemark Holdings, Inc.	145,184
4,609	John Wiley & Sons, Inc., Class A	228,560
12,808	TEGNA, Inc.	299,195
9,793	Tribune Media Co., Class A	377,520
		1,050,459

	Metals & Mining — 1.6%
3,178	Compass Minerals International, Inc.	238,223
4,345	Reliance Steel & Aluminum Co.	321,400
1,466	Royal Gold, Inc.	91,801
4,215	Worthington Industries, Inc.	159,116
		810,540

	Multiline Retail — 0.6%
4,424	Dillard’s, Inc., Class A	311,671

	Multi-Utilities — 0.9%
5,523	Avista Corp.	221,307
4,458	Vectren Corp.	217,773
		439,080

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 2.8%
11,513	CVR Energy, Inc. (b)	$279,536
6,790	PBF Energy, Inc., Class A	218,502
26,614	QEP Resources, Inc.	477,189
12,913	Western Refining, Inc.	345,552
3,093	World Fuel Services Corp.	144,536
		1,465,315

	Pharmaceuticals — 0.3%
5,630	Catalent, Inc. (a)	166,254

	Professional Services — 0.5%
2,768	ManpowerGroup, Inc.	213,219
1,614	Robert Half International, Inc.	61,832
		275,051

	Real Estate Investment Trusts — 8.8%
4,032	American Capital Agency Corp.	74,068
7,585	Apple Hospitality REIT, Inc. (b)	143,584
5,355	Brandywine Realty Trust	80,057
11,194	Care Capital Properties, Inc.	298,544
22,107	Chimera Investment Corp.	313,919
8,590	Corporate Office Properties Trust	220,591
9,372	Corrections Corp. of America	285,096
5,324	Equity Commonwealth (a)	148,593
17,809	Forest City Realty Trust, Inc., Class A	370,071
4,331	GEO Group (The), Inc.	138,722
11,311	Hospitality Properties Trust	289,449
11,872	LaSalle Hotel Properties	283,741
54,826	MFA Financial, Inc.	378,848
16,415	RLJ Lodging Trust	345,864
12,596	Senior Housing Properties Trust	221,438
11,906	Starwood Property Trust, Inc.	230,500
26,825	Sunstone Hotel Investors, Inc.	343,628
47,300	Two Harbors Investment Corp.	370,359
		4,537,072

	Real Estate Management & Development — 0.9%
3,202	Jones Lang LaSalle, Inc.	368,774
2,081	Realogy Holdings Corp. (a)	74,375
		443,149

	Road & Rail — 2.6%
4,791	Genesee & Wyoming, Inc., Class A (a)	311,942
21,397	Hertz Global Holdings, Inc. (a)	198,136
11,488	Knight Transportation, Inc.	305,236
1,161	Landstar System, Inc.	76,104
2,158	Old Dominion Freight Line, Inc. (a)	142,536
4,639	Ryder System, Inc.	319,720
		1,353,674

	Semiconductors & Semiconductor Equipment — 1.0%
21,855	Marvell Technology Group Ltd.	218,113

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
31,328	ON Semiconductor Corp. (a)	$296,676
		514,789

	Software — 0.4%
7,388	Mentor Graphics Corp.	147,464
1,437	VMware, Inc., Class A (a)	81,780
		229,244

	Specialty Retail — 5.7%
18,025	American Eagle Outfitters, Inc.	257,938
6,438	AutoNation, Inc. (a)	326,085
3,087	Cabela’s, Inc. (a)	160,987
3,923	CST Brands, Inc.	148,172
4,821	Dick’s Sporting Goods, Inc.	223,405
11,837	GameStop Corp., Class A (b)	388,254
7,096	GNC Holdings, Inc., Class A	172,858
3,668	Murphy USA, Inc. (a)	210,616
7,926	Penske Automotive Group, Inc.	310,144
27,241	Staples, Inc.	277,858
6,809	Urban Outfitters, Inc. (a)	206,449
4,114	Williams-Sonoma, Inc.	241,821
		2,924,587

	Textiles, Apparel & Luxury Goods — 1.1%
1,252	Columbia Sportswear Co.	73,330
3,071	G-III Apparel Group Ltd. (a)	138,963
3,031	PVH Corp.	289,763
2,026	Steven Madden Ltd. (a)	70,930
		572,986

	Thrifts & Mortgage Finance — 1.8%
48,964	MGIC Investment Corp. (a)	354,010
30,285	Radian Group, Inc.	387,345
6,631	Washington Federal, Inc.	161,067
		902,422

	Trading Companies & Distributors — 1.3%
11,694	Air Lease Corp.	356,433
982	MSC Industrial Direct Co., Inc., Class A	76,105
3,625	United Rentals, Inc. (a)	242,621
		675,159

	Wireless Telecommunication Services — 1.4%
12,483	Telephone and Data Systems, Inc.	369,122

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
8,218	United States Cellular Corp. (a)	$350,416
		719,538
	Total Common Stocks — 100.0%	51,477,056
	(Cost $50,487,648)

	Money Market Funds — 0.6%
312,103	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	312,103
	(Cost $312,103)

Principal Value	Description	Value

	Repurchase Agreements — 1.7%
$48,149	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $48,150. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $49,362. (d)	48,149
831,183	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $831,201. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $852,792. (d)	831,183
	Total Repurchase Agreements — 1.7%	879,332
	(Cost $879,332)

	Total Investments — 102.3%	52,668,491
	(Cost $51,679,083) (e)
	Net Other Assets and Liabilities — (2.3)%	(1,170,648)
	Net Assets — 100.0%	$51,497,843

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,169,206 and the total value of the collateral held by the Fund is $1,191,435.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,636,816 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,647,408.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$51,477,056	$—	$—
Money Market Funds	312,103	—	—
Repurchase Agreements	—	879,332	—
Total Investments	$51,789,159	$879,332	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.8%
7,711	HEICO Corp.	$472,761
2,652	Hexcel Corp.	120,056
		592,817

	Air Freight & Logistics — 0.7%
18,879	XPO Logistics, Inc. (a) (b)	569,013

	Airlines — 0.3%
1,302	Allegiant Travel Co.	209,062

	Auto Components — 0.3%
14,776	Gentex Corp.	237,007

	Banks — 4.0%
5,093	Bank of Hawaii Corp.	348,412
2,762	Bank of the Ozarks, Inc.	114,071
6,731	BankUnited, Inc.	232,219
7,737	Commerce Bancshares, Inc.	362,246
8,910	F.N.B. Corp.	117,790
5,661	Home BancShares, Inc.	243,366
9,959	Investors Bancorp, Inc.	115,026
10,717	MB Financial, Inc.	372,523
2,362	Pinnacle Financial Partners, Inc.	116,140
6,006	PrivateBancorp, Inc.	249,910
7,276	Sterling Bancorp	118,890
4,010	Synovus Financial Corp.	124,952
14,617	Umpqua Holdings Corp.	231,387
3,229	Webster Financial Corp.	118,311
6,945	Western Alliance Bancorp (b)	254,048
		3,119,291

	Biotechnology — 1.5%
6,840	Intrexon Corp. (a) (b)	182,833
3,247	Ligand Pharmaceuticals, Inc. (b)	392,465
2,521	Medivation, Inc. (b)	145,714
3,097	Myriad Genetics, Inc. (b)	111,492
33,470	OPKO Health, Inc. (a) (b)	359,802
		1,192,306

	Building Products — 1.5%
6,076	A.O. Smith Corp.	469,189
3,639	Allegion PLC	238,173
3,429	Lennox International, Inc.	462,743
		1,170,105

	Capital Markets — 0.7%
51,234	BGC Partners, Inc., Class A	465,205
2,948	Interactive Brokers Group, Inc., Class A	112,024
		577,229

	Chemicals — 1.2%
11,909	Axalta Coating Systems Ltd. (b)	339,049

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
7,965	Scotts Miracle-Gro (The) Co., Class A	$563,763
		902,812

	Commercial Services & Supplies — 2.3%
11,372	Copart, Inc. (b)	487,177
12,597	Healthcare Services Group, Inc.	476,796
9,118	KAR Auction Services, Inc.	342,837
10,763	Pitney Bowes, Inc.	225,700
8,549	Rollins, Inc.	229,712
		1,762,222

	Communications Equipment — 1.1%
1,837	Arista Networks, Inc. (a) (b)	122,381
6,968	Ubiquiti Networks, Inc. (a) (b)	248,200
6,310	ViaSat, Inc. (b)	483,977
		854,558

	Construction & Engineering — 0.6%
7,170	Dycom Industries, Inc. (b)	506,202

	Containers & Packaging — 1.9%
5,913	AptarGroup, Inc.	449,388
8,037	Avery Dennison Corp.	583,567
12,826	Berry Plastics Group, Inc. (b)	461,992
		1,494,947

	Distributors — 0.7%
6,606	Pool Corp.	577,430

	Diversified Consumer Services — 1.1%
5,369	Bright Horizons Family Solutions, Inc. (b)	352,314
4,697	Service Corp. International	125,269
9,229	ServiceMaster Global Holdings, Inc. (b)	353,655
		831,238

	Diversified Financial Services — 1.4%
1,774	CBOE Holdings, Inc.	109,917
4,643	MarketAxess Holdings, Inc.	569,975
5,253	Morningstar, Inc.	437,049
		1,116,941

	Diversified Telecommunication Services — 0.2%
4,782	Zayo Group Holdings, Inc. (b)	124,141

	Electric Utilities — 0.6%
6,216	IDACORP, Inc.	452,090

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 3.3%
2,976	Cognex Corp.	$105,737
5,210	FEI Co.	463,794
4,826	IPG Photonics Corp. (b)	418,269
4,708	Littelfuse, Inc.	548,388
7,699	National Instruments Corp.	212,262
4,286	Universal Display Corp. (b)	249,917
8,209	VeriFone Systems, Inc. (b)	233,628
5,040	Zebra Technologies Corp., Class A (b)	315,302
		2,547,297

	Energy Equipment & Services — 0.2%
1,031	Core Laboratories N.V.	137,803

	Food & Staples Retailing — 1.2%
3,069	Casey’s General Stores, Inc.	343,728
19,958	Sprouts Farmers Market, Inc. (b)	560,221
		903,949

	Food Products — 3.2%
9,990	B&G Foods, Inc.	411,688
11,165	Cal-Maine Foods, Inc. (a)	566,735
1,070	J&J Snack Foods Corp.	108,209
4,193	Lancaster Colony Corp.	488,484
7,783	Pinnacle Foods, Inc.	331,478
8,428	Post Holdings, Inc. (b)	605,468
		2,512,062

	Gas Utilities — 2.1%
9,486	ONE Gas, Inc.	554,646
8,555	Spire, Inc.	547,178
8,009	WGL Holdings, Inc.	543,731
		1,645,555

	Health Care Equipment & Supplies — 4.6%
3,668	ABIOMED, Inc. (b)	356,309
7,973	Align Technology, Inc. (b)	575,571
8,122	Cantel Medical Corp.	544,093
4,440	IDEXX Laboratories, Inc. (b)	374,514
5,162	Integra LifeSciences Holdings Corp. (b)	365,573
4,605	Neogen Corp. (b)	217,540
2,383	NuVasive, Inc. (b)	126,156
3,692	Teleflex, Inc.	575,140
6,689	West Pharmaceutical Services, Inc.	476,257
		3,611,153

	Health Care Providers & Services — 2.5%
2,103	Acadia Healthcare Co., Inc. (b)	132,889
6,216	AmSurg Corp. (b)	503,372
2,567	Chemed Corp.	333,145

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
5,682	Envision Healthcare Holdings, Inc. (b)	$128,584
7,190	Molina Healthcare, Inc. (b)	372,154
8,037	VCA, Inc. (b)	506,090
		1,976,234

	Health Care Technology — 0.8%
17,550	Allscripts Healthcare Solutions, Inc. (b)	235,170
1,670	athenahealth, Inc. (b)	222,611
4,629	Veeva Systems, Inc., Class A (b)	127,344
		585,125

	Hotels, Restaurants & Leisure — 6.6%
28,053	Boyd Gaming Corp. (b)	522,908
783	Buffalo Wild Wings, Inc. (b)	104,656
6,434	Choice Hotels International, Inc.	325,946
3,919	Churchill Downs, Inc.	525,851
4,396	Domino’s Pizza, Inc.	531,389
7,372	Dunkin’ Brands Group, Inc.	342,798
2,830	Panera Bread Co., Class A (b)	607,007
8,356	Six Flags Entertainment Corp.	501,778
13,300	Texas Roadhouse, Inc.	541,576
4,335	Vail Resorts, Inc.	561,989
53,222	Wendy’s (The) Co.	577,991
		5,143,889

	Household Durables — 1.5%
5,589	Helen of Troy Ltd. (b)	556,273
9,580	Leggett & Platt, Inc.	472,198
1,907	Tempur Sealy International, Inc. (b)	115,698
		1,144,169

	Household Products — 1.4%
33,286	HRG Group, Inc. (b)	479,319
5,304	Spectrum Brands Holdings, Inc. (a)	602,534
		1,081,853

	Independent Power and Renewable Electricity Producers — 0.2%
7,641	Calpine Corp. (b)	120,575

	Insurance — 2.4%
12,952	Brown & Brown, Inc.	454,745
2,852	Enstar Group Ltd. (b)	451,871
26,845	National General Holdings Corp.	542,000
6,935	RLI Corp.	431,218
		1,879,834

	Internet & Catalog Retail — 0.6%
13,410	Wayfair, Inc., Class A (a) (b)	506,228

	Internet Software & Services — 0.9%
6,391	Cimpress N.V. (b)	561,577

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
616	CoStar Group, Inc. (b)	$121,543
		683,120

	IT Services — 4.1%
6,759	Blackhawk Network Holdings, Inc. (b)	217,167
5,863	Broadridge Financial Solutions, Inc.	350,842
20,871	Convergys Corp.	553,081
6,681	CoreLogic, Inc. (b)	237,042
4,657	EPAM Systems, Inc. (b)	339,635
4,692	Euronet Worldwide, Inc. (b)	361,753
21,316	Genpact Ltd. (b)	594,503
4,404	MAXIMUS, Inc.	232,972
6,965	Syntel, Inc. (b)	296,221
		3,183,216

	Life Sciences Tools & Services — 3.2%
1,226	Bio-Techne Corp.	114,239
20,700	Bruker Corp.	585,810
4,579	Charles River Laboratories International, Inc. (b)	362,977
11,252	INC Research Holdings, Inc., Class A (b)	541,559
3,696	PAREXEL International Corp. (b)	225,826
2,344	PerkinElmer, Inc.	118,184
10,843	PRA Health Sciences, Inc. (b)	514,500
		2,463,095

	Machinery — 2.2%
6,903	Graco, Inc.	541,126
4,196	IDEX Corp.	343,652
2,172	Middleby (The) Corp. (b)	238,138
6,730	Toro (The) Co.	581,809
		1,704,725

	Media — 3.5%
1,785	AMC Networks, Inc., Class A (b)	116,436
23,230	DreamWorks Animation SKG, Inc., Class A (b)	927,342
4,001	Liberty Broadband Corp., Class C (b)	229,057
21,933	Regal Entertainment Group, Class A (a)	457,303
8,849	Scripps Networks Interactive, Inc., Class A	551,735
15,079	Sinclair Broadcast Group, Inc., Class A	483,583
		2,765,456

	Multi-Utilities — 0.5%
7,509	NorthWestern Corp.	426,812

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 1.7%
3,003	Diamondback Energy, Inc. (b)	$260,000
20,516	Parsley Energy, Inc., Class A (b)	480,484
3,900	PDC Energy, Inc. (b)	244,881
11,975	RSP Permian, Inc. (b)	366,555
		1,351,920

	Personal Products — 0.7%
9,415	Herbalife Ltd. (a) (b)	545,599

	Pharmaceuticals — 1.1%
3,620	Impax Laboratories, Inc. (b)	120,727
2,187	Pacira Pharmaceuticals, Inc. (b)	118,338
10,856	Prestige Brands Holdings, Inc. (b)	616,404
		855,469

	Professional Services — 0.4%
1,791	CEB, Inc.	110,487
6,280	On Assignment, Inc. (b)	226,457
		336,944

	Real Estate Investment Trusts — 15.2%
6,600	Acadia Realty Trust	222,420
1,275	Alexandria Real Estate Equities, Inc.	118,511
7,385	American Campus Communities, Inc.	330,479
14,581	American Homes 4 Rent, Class A	230,671
2,772	Apartment Investment & Management Co., Class A	111,046
8,631	Blackstone Mortgage Trust, Inc., Class A	237,180
14,051	Colony Starwood Homes	342,423
6,623	CoreSite Realty Corp.	496,261
13,924	CubeSmart	412,290
10,157	CyrusOne, Inc.	448,228
5,873	DCT Industrial Trust, Inc.	237,093
13,032	DDR Corp.	228,060
7,699	Douglas Emmett, Inc.	249,833
14,300	DuPont Fabros Technology, Inc.	569,426
8,359	Education Realty Trust, Inc.	332,437
5,220	EPR Properties	343,894
6,375	Equity LifeStyle Properties, Inc.	436,624
8,089	Equity One, Inc.	228,919
10,195	First Industrial Realty Trust, Inc.	233,873
27,436	Gramercy Property Trust	232,383
11,258	Healthcare Realty Trust, Inc.	340,892
11,820	Healthcare Trust of America, Inc., Class A	341,480
7,273	Highwoods Properties, Inc.	339,867
8,017	Hudson Pacific Properties, Inc.	234,497
12,550	Kite Realty Group Trust	341,736
5,654	Lamar Advertising Co., Class A	350,774
3,464	Liberty Property Trust	120,894
17,861	Medical Properties Trust, Inc.	237,730
5,228	National Health Investors, Inc.	355,974

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
7,527	National Retail Properties, Inc.	$329,381
8,835	NorthStar Realty Finance Corp.	113,000
1,940	Post Properties, Inc.	111,278
4,614	PS Business Parks, Inc.	441,837
14,627	Retail Properties of America, Inc., Class A	233,886
4,504	Ryman Hospitality Properties, Inc.	232,091
2,948	Sovran Self Storage, Inc.	313,137
20,607	Spirit Realty Capital, Inc.	235,538
4,856	Sun Communities, Inc.	329,577
6,371	Tanger Factory Outlet Centers, Inc.	223,495
13,458	Urban Edge Properties	349,101
6,179	Weingarten Realty Investors	228,129
		11,846,345

	Real Estate Management & Development — 0.1%
5,293	Kennedy-Wilson Holdings, Inc.	114,382

	Semiconductors & Semiconductor Equipment — 3.7%
15,918	Cirrus Logic, Inc. (b)	574,640
11,342	Integrated Device Technology, Inc. (b)	218,674
10,589	M/A-COM Technology Solutions Holdings, Inc. (b)	432,984
12,103	Microsemi Corp. (b)	408,960
7,286	Monolithic Power Systems, Inc.	454,792
2,299	Qorvo, Inc. (b)	103,524
4,361	Synaptics, Inc. (b)	312,030
21,476	Teradyne, Inc.	406,111
		2,911,715

	Software — 4.9%
5,576	ACI Worldwide, Inc. (b)	111,464
3,209	Aspen Technology, Inc. (b)	122,038
5,530	Blackbaud, Inc.	341,588
19,664	Cadence Design Systems, Inc. (b)	456,008
6,395	Ellie Mae, Inc. (b)	534,622
5,463	Fair Isaac Corp.	582,957
3,785	Fortinet, Inc. (b)	123,050
2,038	Manhattan Associates, Inc. (b)	123,381
24,809	Nuance Communications, Inc. (b)	426,219
15,386	Take-Two Interactive Software, Inc. (b)	525,894
1,797	Ultimate Software Group (The), Inc. (b)	353,272
5,538	Zendesk, Inc. (b)	125,159
		3,825,652

	Specialty Retail — 1.9%
10,305	Burlington Stores, Inc. (b)	587,076
20,721	Michaels Cos., (The), Inc. (b)	589,098

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
4,866	Monro Muffler Brake, Inc.	$336,824

		1,512,998
	Textiles, Apparel & Luxury Goods — 1.4%
5,500	Carter’s, Inc.	586,685
15,227	Skechers U.S.A., Inc., Class A (b)	503,252
		1,089,937

	Thrifts & Mortgage Finance — 0.2%
6,673	TFS Financial Corp.	119,447

	Tobacco — 0.3%
10,150	Vector Group Ltd.	219,240

	Trading Companies & Distributors — 2.0%
14,133	Beacon Roofing Supply, Inc. (b)	603,903
14,020	HD Supply Holdings, Inc. (b)	480,606
3,441	Watsco, Inc.	462,711
		1,547,220

	Water Utilities — 0.4%
10,929	Aqua America, Inc.	346,012
	Total Common Stocks — 99.9%	77,934,441
	(Cost $75,729,000)

	Money Market Funds — 1.1%
840,510	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.23% (c) (d)	840,510
	(Cost $840,510)

Principal Value	Description	Value

	Repurchase Agreements — 3.0%
$129,668	JPMorgan Chase & Co., 0.24% (c), dated 04/29/16, due 05/02/16, with a maturity value of $129,671. Collateralized by U.S. Treasury Note, interest rate of 2.125%, due 01/31/21. The value of the collateral including accrued interest is $132,934. (d)	129,668

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$2,238,418	RBC Capital Markets LLC, 0.27% (c), dated 04/29/16, due 05/02/16, with a maturity value of $2,238,468. Collateralized by U.S. Treasury Notes, interest rates of 1.500% to 2.625%, due 05/31/20 to 12/31/22. The value of the collateral including accrued interest is $2,296,614. (d)	$2,238,418
	Total Repurchase Agreements — 3.0%	2,368,086
	(Cost $2,368,086)

	Total Investments — 104.0%	81,143,037
	(Cost $78,937,596) (e)
	Net Other Assets and Liabilities — (4.0)%	(3,097,021)
	Net Assets — 100.0%	$78,046,016

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,097,066 and the total value of the collateral held by the Fund is $3,208,596.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,563,086 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,357,645.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$77,934,441	$—	$—
Money Market Funds	840,510	—	—
Repurchase Agreements	—	2,368,086	—
Total Investments	$78,774,951	$2,368,086	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.8%
13,858	AAR Corp.	$333,146
1,584	Cubic Corp.	65,847
18,641	DigitalGlobe, Inc. (a)	413,085
5,648	Moog, Inc., Class A (a)	275,961
10,245	Triumph Group, Inc.	370,664
		1,458,703

	Air Freight & Logistics — 1.0%
6,104	Atlas Air Worldwide Holdings, Inc. (a)	243,794
2,846	Forward Air Corp.	129,720
3,163	Hub Group, Inc., Class A (a)	121,839
		495,353

	Airlines — 0.7%
16,131	SkyWest, Inc.	379,079

	Auto Components — 1.2%
16,764	American Axle & Manufacturing Holdings, Inc. (a)	260,009
13,472	Dana Holding Corp.	174,193
5,478	Standard Motor Products, Inc.	194,524
		628,726

	Banks — 5.3%
5,963	1st Source Corp.	205,366
2,262	BancFirst Corp.	141,081
1,506	Banner Corp.	64,427
4,796	Berkshire Hills Bancorp, Inc.	130,163
11,266	Boston Private Financial Holdings, Inc.	137,670
2,700	City Holding Co.	132,624
1,656	Community Bank System, Inc.	65,528
3,513	First Midwest Bancorp, Inc.	64,920
8,269	Hancock Holding Co.	214,746
6,165	Heartland Financial USA, Inc.	206,589
10,054	Hilltop Holdings, Inc. (a)	199,672
10,463	International Bancshares Corp.	274,026
21,164	Old National Bancorp	283,598
3,360	Texas Capital Bancshares, Inc. (a)	153,955
8,243	Trustmark Corp.	202,036
6,984	United Community Banks, Inc.	140,588
4,343	WesBanco, Inc.	139,541
		2,756,530

	Building Products — 0.4%
4,457	NCI Building Systems, Inc. (a)	65,696
3,380	Simpson Manufacturing Co., Inc.	127,088
		192,784

	Capital Markets — 1.5%
1,625	Cohen & Steers, Inc.	63,814
2,850	Greenhill & Co., Inc.	62,757
26,986	KCG Holdings, Inc., Class A (a)	369,708
5,006	New Mountain Finance Corp.	62,675

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
2,432	Virtus Investment Partners, Inc.	$190,231
		749,185

	Chemicals — 3.4%
4,740	A. Schulman, Inc.	132,199
18,400	Calgon Carbon Corp.	301,576
15,992	Ferro Corp. (a)	203,738
3,037	H.B. Fuller Co.	135,815
7,438	Innospec, Inc.	359,702
3,340	Minerals Technologies, Inc.	200,066
1,519	Quaker Chemical Corp.	135,282
4,667	Stepan Co.	286,040
		1,754,418

	Commercial Services & Supplies — 3.0%
3,993	ABM Industries, Inc.	128,455
3,752	Covanta Holding Corp.	61,007
1,761	G&K Services, Inc., Class A	124,415
4,176	Herman Miller, Inc.	125,990
3,292	HNI Corp.	143,926
6,957	Interface, Inc.	118,408
1,308	MSA Safety, Inc.	62,902
3,559	Multi-Color Corp.	212,935
17,290	Steelcase, Inc., Class A	263,845
2,122	Tetra Tech, Inc.	62,387
2,365	UniFirst Corp.	256,319
		1,560,589

	Communications Equipment — 1.7%
7,280	EchoStar Corp., Class A (a)	297,898
3,468	Finisar Corp. (a)	57,083
3,196	NETGEAR, Inc. (a)	135,510
3,290	Plantronics, Inc.	126,501
23,138	Polycom, Inc. (a)	276,499
		893,491

	Construction & Engineering — 0.2%
1,324	Granite Construction, Inc.	59,037
2,603	Primoris Services Corp.	60,884
		119,921

	Construction Materials — 0.5%
13,262	Summit Materials, Inc., Class A (a)	277,176

	Consumer Finance — 2.3%
6,675	Cash America International, Inc.	246,708
2,801	First Cash Financial Services, Inc.	128,090
5,616	Green Dot Corp., Class A (a)	124,843
8,192	Nelnet, Inc., Class A	343,327
10,973	PRA Group, Inc. (a)	364,084
		1,207,052

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.1%
1,933	Greif, Inc., Class A	$67,075

	Diversified Consumer Services — 0.2%
4,167	Regis Corp. (a)	56,963
4,355	Weight Watchers International, Inc. (a)	56,397
		113,360

	Diversified Telecommunication Services — 0.5%
834	Atlantic Tele-Network, Inc.	59,973
24,121	Iridium Communications, Inc. (a)	194,657
		254,630

	Electric Utilities — 0.7%
4,138	El Paso Electric Co.	186,624
6,409	Otter Tail Corp.	185,348
		371,972

	Electrical Equipment — 0.6%
2,957	Babcock & Wilcox Enterprises, Inc. (a)	67,567
6,626	Encore Wire Corp.	253,445
		321,012

	Electronic Equipment, Instruments & Components — 6.1%
4,952	Anixter International, Inc. (a)	308,510
25,655	AVX Corp.	339,159
1,032	Belden, Inc.	65,160
13,991	Benchmark Electronics, Inc. (a)	271,705
688	Coherent, Inc. (a)	64,259
2,967	Dolby Laboratories, Inc., Class A	141,259
3,204	ePlus, Inc. (a)	257,570
9,007	Insight Enterprises, Inc. (a)	222,563
8,823	Methode Electronics, Inc.	262,308
2,120	MTS Systems Corp.	119,186
6,527	Plexus Corp. (a)	272,568
14,123	QLogic Corp. (a)	184,870
2,155	Rogers Corp. (a)	123,611
13,792	Sanmina Corp. (a)	326,181
4,702	ScanSource, Inc. (a)	191,277
		3,150,186

	Energy Equipment & Services — 1.7%
13,636	Bristow Group, Inc.	312,537
46,413	McDermott International, Inc. (a)	210,715
6,022	Oil States International, Inc. (a)	208,602
2,370	SEACOR Holdings, Inc. (a)	139,285
		871,139

	Food & Staples Retailing — 1.6%
4,106	Andersons (The), Inc.	137,592
22,394	SUPERVALU, Inc. (a)	112,642
6,402	United Natural Foods, Inc. (a)	228,359

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
7,157	Weis Markets, Inc.	$325,787
		804,380

	Food Products — 1.3%
24,485	Darling Ingredients, Inc. (a)	354,788
3,575	Sanderson Farms, Inc.	327,970
		682,758

	Gas Utilities — 0.6%
2,397	Northwest Natural Gas Co.	123,541
6,671	South Jersey Industries, Inc.	186,188
		309,729

	Health Care Equipment & Supplies — 0.2%
800	Analogic Corp.	63,192
1,509	CONMED Corp.	62,503
		125,695

	Health Care Providers & Services — 2.1%
10,444	Kindred Healthcare, Inc.	154,153
1,900	Magellan Health, Inc. (a)	133,874
4,141	National HealthCare Corp.	266,888
5,050	Providence Service (The) Corp. (a)	251,692
21,845	Select Medical Holdings Corp. (a)	292,286
		1,098,893

	Health Care Technology — 0.3%
4,408	HMS Holdings Corp. (a)	74,451
2,270	Omnicell, Inc. (a)	72,322
		146,773

	Hotels, Restaurants & Leisure — 3.8%
6,667	Belmond Ltd., Class A (a)	61,070
2,763	Bob Evans Farms, Inc.	125,827
47,422	Caesars Entertainment Corp. (a)	323,892
3,325	Dave & Buster’s Entertainment, Inc. (a)	128,677
3,934	Fiesta Restaurant Group, Inc. (a)	126,321
1,280	Hyatt Hotels Corp., Class A (a)	61,286
5,144	International Speedway Corp., Class A	172,273
17,865	Interval Leisure Group, Inc.	252,254
4,060	Krispy Kreme Doughnuts, Inc. (a)	70,685
10,320	La Quinta Holdings, Inc. (a)	131,786
1,911	Marriott Vacations Worldwide Corp.	119,705
4,001	Red Robin Gourmet Burgers, Inc. (a)	259,505
3,003	SeaWorld Entertainment, Inc.	59,850
3,192	Speedway Motorsports, Inc.	55,924
		1,949,055

	Household Durables — 3.1%
8,107	Ethan Allen Interiors, Inc.	275,962
5,291	GoPro, Inc., Class A (a)	66,878
18,066	KB Home	245,156

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
7,099	La-Z-Boy, Inc.	$183,651
7,574	M.D.C. Holdings, Inc.	186,396
8,845	Meritage Homes Corp. (a)	300,996
8,675	TopBuild Corp. (a)	270,834
1,020	Universal Electronics, Inc. (a)	67,738
		1,597,611

	Independent Power and Renewable Electricity Producers — 1.8%
22,440	Dynegy, Inc. (a)	395,617
13,330	NRG Yield, Inc., Class C	215,680
28,664	Talen Energy Corp. (a)	334,222
		945,519

	Insurance — 5.9%
19,194	American Equity Investment Life Holding Co.	268,716
5,619	Argo Group International Holdings Ltd.	308,877
9,169	Employers Holdings, Inc.	272,319
2,096	FBL Financial Group, Inc., Class A	126,745
23,179	Genworth Financial, Inc., Class A (a)	79,504
4,070	Horace Mann Educators Corp.	126,577
2,360	Infinity Property & Casualty Corp.	189,178
6,419	Kemper Corp.	198,732
24,920	Maiden Holdings Ltd.	304,772
36,437	MBIA, Inc. (a)	284,209
1,399	National Western Life Group, Inc., Class A	303,163
2,264	Navigators Group (The), Inc. (a)	187,029
5,185	Selective Insurance Group, Inc.	179,971
4,331	United Fire Group, Inc.	194,115
		3,023,907

	Internet Software & Services — 0.1%
6,901	Bankrate, Inc. (a)	63,075

	IT Services — 1.1%
5,935	ManTech International Corp., Class A	200,603
13,108	NeuStar, Inc., Class A (a)	307,907
2,914	Perficient, Inc. (a)	60,844
		569,354

	Machinery — 6.0%
7,918	American Railcar Industries, Inc.	324,717
2,765	Astec Industries, Inc.	133,826
7,366	Barnes Group, Inc.	239,321
7,935	Briggs & Stratton Corp.	167,984
3,309	ESCO Technologies, Inc.	127,330
19,454	Federal Signal Corp.	266,325
4,008	Franklin Electric Co., Inc.	126,613
4,974	Gorman-Rupp (The) Co.	140,714
11,667	Greenbrier (The) Cos., Inc.	349,893
4,308	Hillenbrand, Inc.	130,576
4,385	Mueller Industries, Inc.	138,391

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
6,405	Mueller Water Products, Inc., Class A	$68,854
12,857	SPX FLOW, Inc. (a)	385,196
1,907	Sun Hydraulics Corp.	67,470
1,229	Tennant Co.	65,641
24,431	Wabash National Corp. (a)	348,142
		3,080,993

	Media — 2.3%
21,300	Gannett Co., Inc.	358,905
3,996	Meredith Corp.	205,035
19,378	New Media Investment Group, Inc.	311,017
8,630	Scholastic Corp.	313,959
		1,188,916

	Metals & Mining — 1.1%
5,546	Carpenter Technology Corp.	196,384
15,201	Commercial Metals Co.	272,402
22,761	Hecla Mining Co.	98,100
		566,886

	Multiline Retail — 0.4%
4,190	Big Lots, Inc.	192,154

	Oil, Gas & Consumable Fuels — 5.0%
31,247	Alon USA Energy, Inc.	328,094
16,814	CONSOL Energy, Inc.	253,051
21,160	Delek US Holdings, Inc.	336,233
16,164	Green Plains, Inc.	292,568
44,294	Oasis Petroleum, Inc. (a)	429,209
14,396	SemGroup Corp., Class A	441,381
13,765	SM Energy Co.	428,917
2,120	Targa Resources Corp.	85,775
		2,595,228

	Paper & Forest Products — 2.9%
15,562	Boise Cascade Co. (a)	324,779
5,319	Clearwater Paper Corp. (a)	317,757
23,284	KapStone Paper and Packaging Corp.	369,983
2,025	Neenah Paper, Inc.	131,807
10,245	Schweitzer-Mauduit International, Inc.	352,326
		1,496,652

	Personal Products — 0.5%
2,048	Inter Parfums, Inc.	62,710
4,963	Nu Skin Enterprises, Inc., Class A	202,341
		265,051

	Professional Services — 2.0%
5,344	FTI Consulting, Inc. (a)	215,363
3,263	Huron Consulting Group, Inc. (a)	181,455
4,561	Korn/Ferry International	123,786
20,398	Navigant Consulting, Inc. (a)	325,552
9,865	TrueBlue, Inc. (a)	184,377
		1,030,533

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts — 6.9%
26,086	Capstead Mortgage Corp.	$253,556
21,678	CBL & Associates Properties, Inc.	253,199
7,173	Chesapeake Lodging Trust	176,671
25,492	DiamondRock Hospitality Co.	227,134
24,313	Franklin Street Properties Corp.	258,204
3,711	InfraREIT, Inc.	61,528
15,586	Invesco Mortgage Capital, Inc.	200,280
26,147	Investors Real Estate Trust	157,405
29,997	Lexington Realty Trust	263,374
8,876	Pebblebrook Hotel Trust	245,333
18,912	PennyMac Mortgage Investment Trust	257,014
19,724	Redwood Trust, Inc.	255,623
11,192	Select Income REIT	259,095
26,939	Summit Hotel Properties, Inc.	307,104
4,709	Tier REIT, Inc.	71,012
20,643	Xenia Hotels & Resorts, Inc.	317,489
		3,564,021

	Real Estate Management & Development — 0.1%
1,725	Alexander & Baldwin, Inc.	65,964

	Road & Rail — 1.4%
13,906	Heartland Express, Inc.	251,838
10,189	Swift Transportation Co. (a)	169,341
11,874	Werner Enterprises, Inc.	300,887
		722,066

	Semiconductors & Semiconductor Equipment — 1.4%
54,750	Amkor Technology, Inc. (a)	312,623
3,154	Cabot Microelectronics Corp.	132,121
12,836	Diodes, Inc. (a)	239,006
1,273	Power Integrations, Inc.	61,422
		745,172

	Software — 0.1%
2,644	Monotype Imaging Holdings, Inc.	58,247

	Specialty Retail — 6.7%
12,848	Aaron’s, Inc.	336,746
4,091	Abercrombie & Fitch Co., Class A	109,352
3,172	Asbury Automotive Group, Inc. (a)	192,287
15,360	Barnes & Noble, Inc.	180,480
5,606	Buckle (The), Inc.	162,238
6,709	Caleres, Inc.	169,134
4,925	Cato (The) Corp., Class A	180,206
1,546	Children’s Place (The), Inc.	120,449
6,869	DSW, Inc., Class A	168,771
12,050	Express, Inc. (a)	219,069
2,998	Finish Line (The), Inc., Class A	59,210
3,570	Genesco, Inc. (a)	246,973
3,235	Group 1 Automotive, Inc.	212,992
13,745	Guess?, Inc.	252,221
7,187	Hibbett Sports, Inc. (a)	259,451
1,491	Mattress Firm Holding Corp. (a)	58,179

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
9,790	Select Comfort Corp. (a)	$241,617
10,415	Vitamin Shoppe, Inc. (a)	285,058
		3,454,433

	Technology Hardware, Storage & Peripherals — 0.6%
2,189	Diebold, Inc.	57,505
3,858	Lexmark International, Inc., Class A	148,919
3,784	Super Micro Computer, Inc. (a)	101,827
		308,251

	Textiles, Apparel & Luxury Goods — 1.6%
5,384	Deckers Outdoor Corp. (a)	311,249
7,261	Fossil Group, Inc. (a)	294,070
10,305	Wolverine World Wide, Inc.	195,280
		800,599

	Thrifts & Mortgage Finance — 1.9%
12,579	EverBank Financial Corp.	189,691
15,025	Flagstar Bancorp, Inc. (a)	355,642
19,176	Nationstar Mortgage Holdings, Inc. (a)	222,250
4,683	Northwest Bancshares, Inc.	65,656
25,620	Ocwen Financial Corp. (a)	57,901
5,046	PHH Corp. (a)	64,740
		955,880

	Tobacco — 0.6%
5,677	Universal Corp.	309,680

	Trading Companies & Distributors — 2.6%
4,376	Applied Industrial Technologies, Inc.	200,552
6,790	GATX Corp.	311,933
3,022	Kaman Corp.	127,196
17,679	Rush Enterprises, Inc., Class A (a)	348,099
5,899	WESCO International, Inc. (a)	346,802
		1,334,582

	Water Utilities — 0.1%
2,369	California Water Service Group	66,166

	Total Investments — 100.0%	51,740,604
	(Cost $49,160,963) (b)
	Net Other Assets and Liabilities — (0.0)%	(11,966)
	Net Assets — 100.0%	$51,728,638

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,832,600 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,252,959.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$51,740,604	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.2%
7,239	Aerojet Rocketdyne Holdings, Inc. (a)	$131,171
14,603	Mercury Systems, Inc. (a)	306,955
6,041	TASER International, Inc. (a)	110,308
		548,434

	Airlines — 1.5%
6,282	Hawaiian Holdings, Inc. (a)	264,284
7,688	Virgin America, Inc. (a)	428,144
		692,428

	Auto Components — 1.8%
3,301	Cooper-Standard Holding, Inc. (a)	254,540
4,358	Dorman Products, Inc. (a)	234,417
4,599	Drew Industries, Inc.	298,153
1,399	Gentherm, Inc. (a)	51,399
		838,509

	Banks — 8.2%
4,009	Ameris Bancorp	125,883
3,830	BBCN Bancorp, Inc.	59,825
2,754	BNC Bancorp	61,579
15,850	Brookline Bancorp, Inc.	180,373
5,657	Capital Bank Financial Corp., Class A	171,011
6,645	Chemical Financial Corp.	255,567
1,944	Columbia Banking System, Inc.	57,329
5,018	Customers Bancorp, Inc. (a)	130,368
6,795	CVB Financial Corp.	116,738
3,636	Eagle Bancorp, Inc. (a)	184,345
5,247	FCB Financial Holdings, Inc., Class A (a)	183,383
13,383	First Commonwealth Financial Corp.	122,856
6,522	First Financial Bancorp	127,179
1,967	First Financial Bankshares, Inc.	63,691
2,288	Glacier Bancorp, Inc.	59,236
6,399	Great Western Bancorp, Inc.	201,696
5,385	Hanmi Financial Corp.	124,501
1,266	Independent Bank Corp.	59,540
2,590	Lakeland Financial Corp.	122,481
2,960	LegacyTexas Financial Group, Inc.	72,994
4,400	NBT Bancorp, Inc.	124,696
3,488	Opus Bank	125,987
1,318	Park National Corp.	120,992
3,603	Renasant Corp.	123,727
3,930	ServisFirst Bancshares, Inc.	193,670
3,706	Tompkins Financial Corp.	242,150
6,179	TowneBank	129,759
4,814	Union Bankshares Corp.	127,138
1,559	Washington Trust Bancorp, Inc.	57,106
5,010	Yadkin Financial Corp.	125,350
		3,851,150

	Beverages — 1.2%
314	Boston Beer (The) Co., Inc., Class A (a)	49,009

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
1,484	Coca-Cola Bottling Co. Consolidated	$236,505
5,604	National Beverage Corp. (a)	261,931
		547,445

	Biotechnology — 3.4%
2,199	Acorda Therapeutics, Inc. (a)	56,844
2,486	AMAG Pharmaceuticals, Inc. (a)	65,929
18,557	ARIAD Pharmaceuticals, Inc. (a)	133,239
8,155	Emergent BioSolutions, Inc. (a)	314,131
14,543	Exelixis, Inc. (a)	67,043
7,296	Five Prime Therapeutics, Inc. (a)	347,217
2,348	Genomic Health, Inc. (a)	61,705
10,839	Ironwood Pharmaceuticals, Inc. (a)	113,268
19,846	Lexicon Pharmaceuticals, Inc. (a)	274,073
13,567	MiMedx Group, Inc. (a)	102,160
2,169	Repligen Corp. (a)	57,782
		1,593,391

	Building Products — 4.2%
8,470	AAON, Inc.	224,625
3,974	American Woodmark Corp. (a)	289,466
3,976	Apogee Enterprises, Inc.	164,766
26,304	Builders FirstSource, Inc. (a)	291,711
7,675	Griffon Corp.	121,342
21,099	Ply Gem Holdings, Inc. (a)	309,100
6,185	Trex Co., Inc. (a)	293,478
3,454	Universal Forest Products, Inc.	264,749
		1,959,237

	Capital Markets — 1.0%
1,886	Artisan Partners Asset Management, Inc., Class A	60,937
4,583	Evercore Partners, Inc., Class A	236,666
1,851	Financial Engines, Inc.	59,621
2,113	HFF, Inc., Class A	67,257
3,606	TPG Specialty Lending, Inc.	59,246
		483,727

	Chemicals — 1.5%
2,814	Balchem Corp.	172,667
4,492	Chemtura Corp. (a)	125,102
6,764	Platform Specialty Products Corp. (a)	69,669
8,053	Trinseo S.A. (a)	344,588
		712,026

	Commercial Services & Supplies — 1.9%
10,954	Knoll, Inc.	255,776
4,608	Matthews International Corp., Class A	242,565
6,713	US Ecology, Inc.	302,287
5,196	West Corp.	111,350
		911,978

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 0.7%
4,262	InterDigital, Inc.	$242,849
5,930	Ruckus Wireless, Inc. (a)	81,478
		324,327

	Construction & Engineering — 0.6%
9,331	Comfort Systems USA, Inc.	275,171

	Construction Materials — 1.3%
14,942	Headwaters, Inc. (a)	298,989
4,976	US Concrete, Inc. (a)	307,318
		606,307

	Diversified Consumer Services — 1.0%
5,549	Grand Canyon Education, Inc. (a)	242,658
19,648	LifeLock, Inc. (a)	228,703
		471,361

	Diversified Telecommunication Services — 1.9%
23,574	8x8, Inc. (a)	267,329
76,601	Cincinnati Bell, Inc. (a)	292,616
11,508	Consolidated Communications Holdings, Inc.	272,049
12,729	Vonage Holdings Corp. (a)	59,445
		891,439

	Electric Utilities — 0.5%
4,539	MGE Energy, Inc.	226,269

	Electrical Equipment — 0.6%
5,238	AZZ, Inc.	287,671

	Electronic Equipment, Instruments & Components — 1.8%
3,566	Badger Meter, Inc.	254,363
9,164	Fabrinet (a)	292,973
13,655	II-VI, Inc. (a)	284,980
		832,316

	Food & Staples Retailing — 0.9%
10,772	Smart & Final Stores, Inc. (a)	171,490
9,780	SpartanNash Co.	270,906
		442,396

	Food Products — 1.0%
5,195	Calavo Growers, Inc.	296,998
4,995	Tootsie Roll Industries, Inc.	178,022
		475,020

	Gas Utilities — 0.5%
3,766	Chesapeake Utilities Corp.	224,152

	Health Care Equipment & Supplies — 4.2%
441	Atrion Corp.	175,209
6,719	Cynosure, Inc., Class A (a)	328,828
4,993	Globus Medical, Inc., Class A (a)	125,025

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
559	ICU Medical, Inc. (a)	$55,531
3,576	Insulet Corp. (a)	119,081
5,668	Masimo Corp. (a)	245,708
8,467	Meridian Bioscience, Inc.	161,804
6,413	Merit Medical Systems, Inc. (a)	129,863
1,514	Natus Medical, Inc. (a)	48,251
3,102	Nevro Corp. (a)	208,610
5,712	Orthofix International N.V. (a)	249,957
4,366	Zeltiq Aesthetics, Inc. (a)	130,543
		1,978,410

	Health Care Providers & Services — 5.2%
2,469	Aceto Corp.	55,380
4,270	Adeptus Health, Inc., Class A (a)	290,872
3,274	Air Methods Corp. (a)	121,072
6,133	Amedisys, Inc. (a)	315,788
8,820	AMN Healthcare Services, Inc. (a)	313,198
6,016	CorVel Corp. (a)	271,923
4,328	Diplomat Pharmacy, Inc. (a)	131,095
10,475	Ensign Group (The), Inc.	236,316
4,011	ExamWorks Group, Inc. (a)	144,597
2,358	HealthEquity, Inc. (a)	59,304
3,335	LHC Group, Inc. (a)	134,534
1,744	Premier, Inc., Class A (a)	58,965
6,405	Surgical Care Affiliates, Inc. (a)	309,682
		2,442,726

	Health Care Technology — 0.7%
5,368	HealthStream, Inc. (a)	121,424
3,141	Inovalon Holdings, Inc., Class A (a)	53,711
11,451	Quality Systems, Inc.	161,230
		336,365

	Hotels, Restaurants & Leisure — 3.0%
4,198	BJ’s Restaurants, Inc. (a)	187,231
4,143	ClubCorp Holdings, Inc.	55,309
16,845	Denny’s Corp. (a)	166,597
7,182	Diamond Resorts International, Inc. (a)	152,330
1,868	DineEquity, Inc.	160,648
2,188	Papa John’s International, Inc.	123,819
14,209	Penn National Gaming, Inc. (a)	229,191
1,117	Popeyes Louisiana Kitchen, Inc. (a)	60,050
8,431	Sonic Corp.	289,774
		1,424,949

	Household Durables — 1.6%
3,172	Cavco Industries, Inc. (a)	278,153
8,398	iRobot Corp. (a)	313,917
14,814	TRI Pointe Group, Inc. (a)	171,842
		763,912

	Household Products — 1.1%
18,198	Central Garden & Pet Co., Class A (a)	296,445

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
2,196	WD-40 Co.	$224,651
		521,096

	Independent Power and Renewable Electricity Producers — 0.5%
5,751	Ormat Technologies, Inc.	249,593

	Insurance — 1.1%
3,321	AMERISAFE, Inc.	178,936
9,189	James River Group Holdings Ltd.	284,491
3,268	Universal Insurance Holdings, Inc.	57,549
		520,976

	Internet & Catalog Retail — 0.2%
5,351	Liberty Tripadvisor Holdings, Inc., Class A (a)	118,043

	Internet Software & Services — 2.9%
3,556	Benefitfocus, Inc. (a)	134,772
5,325	Cornerstone OnDemand, Inc. (a)	182,914
5,524	Endurance International Group Holdings, Inc. (a)	59,162
4,719	GrubHub, Inc. (a)	123,732
3,226	NIC, Inc.	57,133
4,933	Q2 Holdings, Inc. (a)	117,948
2,789	Stamps.com, Inc. (a)	229,702
5,983	Web.com Group, Inc. (a)	119,600
4,733	WebMD Health Corp. (a)	296,949
2,926	Yelp, Inc. (a)	61,446
		1,383,358

	IT Services — 2.9%
6,589	Cardtronics, Inc. (a)	259,738
6,564	CSG Systems International, Inc.	291,310
5,723	ExlService Holdings, Inc. (a)	276,936
7,858	Sykes Enterprises, Inc. (a)	229,061
8,543	TeleTech Holdings, Inc.	237,410
1,553	Virtusa Corp. (a)	55,194
		1,349,649

	Leisure Products — 1.1%
11,136	Smith & Wesson Holding Corp. (a)	243,099
4,335	Sturm Ruger & Co., Inc.	277,570
		520,669

	Life Sciences Tools & Services — 1.4%
3,966	Cambrex Corp. (a)	191,320
8,995	Luminex Corp. (a)	180,799
27,901	Pacific Biosciences of California, Inc. (a)	269,245
		641,364

	Machinery — 2.7%
4,642	Albany International Corp., Class A	187,026
5,255	John Bean Technologies Corp.	273,996

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
3,076	Proto Labs, Inc. (a)	$184,037
4,046	RBC Bearings, Inc. (a)	296,572
8,631	Rexnord Corp. (a)	188,156
1,524	Standex International Corp.	116,875
		1,246,662

	Marine — 0.4%
4,344	Matson, Inc.	168,895

	Media — 0.6%
11,473	National CineMedia, Inc.	162,917
2,679	Nexstar Broadcasting Group, Inc., Class A	137,513
		300,430

	Metals & Mining — 0.6%
2,805	Kaiser Aluminum Corp.	265,998

	Oil, Gas & Consumable Fuels — 0.5%
12,501	Rice Energy, Inc. (a)	216,392

	Personal Products — 2.0%
49,305	Avon Products, Inc.	232,226
10,652	Coty, Inc., Class A	323,821
6,513	Revlon, Inc., Class A (a)	237,269
1,437	USANA Health Sciences, Inc. (a)	170,198
		963,514

	Pharmaceuticals — 1.1%
18,837	Innoviva, Inc.	232,449
12,692	Nektar Therapeutics (a)	199,010
9,089	TherapeuticsMD, Inc. (a)	74,984
		506,443

	Professional Services — 1.0%
3,421	Exponent, Inc.	170,503
4,054	TriNet Group, Inc. (a)	67,377
4,686	WageWorks, Inc. (a)	252,388
		490,268

	Real Estate Investment Trusts — 10.2%
6,165	Agree Realty Corp.	239,079
1,457	American Assets Trust, Inc.	57,799
3,569	Apollo Commercial Real Estate Finance, Inc.	56,854
2,702	ARMOUR Residential REIT, Inc.	57,499
2,714	Chatham Lodging Trust	57,835
7,071	Colony Capital, Inc., Class A	125,015
16,812	Cousins Properties, Inc.	174,004
29,135	CYS Investments, Inc.	236,285
1,964	EastGroup Properties, Inc.	117,349
21,491	FelCor Lodging Trust, Inc.	153,876
6,643	Government Properties Income Trust	125,686

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Investment Trusts (Continued)
3,027	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$58,724
12,204	Hatteras Financial Corp.	193,922
8,178	Hersha Hospitality Trust	157,754
6,022	iStar, Inc. (a)	59,016
2,621	LTC Properties, Inc.	121,588
7,426	Mack-Cali Realty Corp.	189,809
17,699	Monogram Residential Trust, Inc.	179,291
16,943	New Senior Investment Group, Inc.	182,984
5,759	New York REIT, Inc.	56,611
7,572	Parkway Properties, Inc.	124,559
5,427	Pennsylvania Real Estate Investment Trust	124,495
12,764	Physicians Realty Trust	231,411
3,683	QTS Realty Trust, Inc., Class A	178,331
9,679	Ramco-Gershenson Properties Trust	171,415
11,787	Retail Opportunity Investments Corp.	231,850
13,059	Rexford Industrial Realty, Inc.	245,117
1,097	Saul Centers, Inc.	58,338
8,571	STAG Industrial, Inc.	171,077
10,113	Terreno Realty Corp.	230,273
3,102	Universal Health Realty Income Trust	169,369
5,974	Washington Real Estate Investment Trust	171,275
6,130	WP GLIMCHER, Inc.	64,304
		4,772,794

	Real Estate Management & Development — 0.1%
2,291	Marcus & Millichap, Inc. (a)	57,458

	Semiconductors & Semiconductor Equipment — 4.3%
8,521	Advanced Energy Industries, Inc. (a)	275,654
83,212	Advanced Micro Devices, Inc. (a)	295,403
17,412	Entegris, Inc. (a)	231,405
8,892	Inphi Corp. (a)	263,826
16,024	MaxLinear, Inc., Class A (a)	268,402
6,299	MKS Instruments, Inc.	225,882
22,782	Photronics, Inc. (a)	241,034
17,248	Rambus, Inc. (a)	200,422
		2,002,028

	Software — 5.6%
7,778	Bottomline Technologies (de), Inc. (a)	191,028
7,347	BroadSoft, Inc. (a)	287,745
7,109	Callidus Software, Inc. (a)	130,095
7,268	Ebix, Inc.	349,736
9,557	Gigamon, Inc. (a)	311,462
1,334	HubSpot, Inc. (a)	59,083
1,152	Imperva, Inc. (a)	53,545
10,205	Infoblox, Inc. (a)	170,730
324	MicroStrategy, Inc., Class A (a)	58,100
4,902	Paycom Software, Inc. (a)	187,305
5,330	Paylocity Holding Corp. (a)	203,979

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
6,876	Pegasystems, Inc.	$181,458
11,380	RealPage, Inc. (a)	250,246
3,693	RingCentral, Inc., Class A (a)	70,462
3,667	Synchronoss Technologies, Inc. (a)	113,934
		2,618,908

	Specialty Retail — 2.1%
7,171	Five Below, Inc. (a)	299,031
15,472	Francesca’s Holdings Corp. (a)	256,835
1,998	Lithia Motors, Inc., Class A	165,874
15,906	Tile Shop Holdings, Inc. (a)	283,763
		1,005,503

	Textiles, Apparel & Luxury Goods — 0.2%
1,764	Oxford Industries, Inc.	117,165

	Thrifts & Mortgage Finance — 4.3%
8,662	Beneficial Bancorp, Inc. (a)	120,315
5,557	BofI Holding, Inc. (a)	113,196
8,943	Capitol Federal Financial, Inc.	118,852
2,797	Essent Group Ltd. (a)	57,115
14,130	Kearny Financial Corp.	178,321
3,032	LendingTree, Inc. (a)	271,273
8,519	Meridian Bancorp, Inc.	124,548
10,615	Northfield Bancorp, Inc.	168,354
17,469	Oritani Financial Corp.	302,738
8,643	Provident Financial Services, Inc.	172,687
9,772	Walker & Dunlop, Inc. (a)	215,473
5,366	WSFS Financial Corp.	183,195
		2,026,067

	Trading Companies & Distributors — 0.4%
7,847	Aircastle Ltd.	170,280

	Water Utilities — 0.6%
1,478	American States Water Co.	61,618
6,524	SJW Corp.	224,491
		286,109

	Wireless Telecommunication Services — 0.7%
11,082	Shenandoah Telecommunications Co.	317,943

	Total Investments — 100.0%	46,978,721
	(Cost $44,385,568) (b)
	Net Other Assets and Liabilities — 0.0%	20,227
	Net Assets — 100.0%	$46,998,948

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,159,841 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $566,688.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$46,978,721	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
1,873	Honeywell International, Inc.	$214,028

	Air Freight & Logistics — 4.7%
3,224	FedEx Corp.	532,315
1,990	United Parcel Service, Inc., Class B	209,089
		741,404

	Automobiles — 6.0%
31,090	Ford Motor Co.	421,580
16,692	General Motors Co.	530,806
		952,386

	Banks — 8.6%
23,282	Bank of America Corp.	338,986
10,053	Citigroup, Inc.	465,253
5,316	JPMorgan Chase & Co.	335,971
2,482	PNC Financial Services Group (The), Inc.	217,870
		1,358,080

	Biotechnology — 4.6%
806	Biogen, Inc. (a)	221,642
5,711	Gilead Sciences, Inc.	503,767
		725,409

	Capital Markets — 2.2%
12,586	Morgan Stanley	340,577

	Communications Equipment — 2.6%
14,743	Cisco Systems, Inc.	405,285

	Diversified Financial Services — 1.4%
1,479	Berkshire Hathaway, Inc., Class B (a)	215,165

	Diversified Telecommunication Services — 5.8%
10,715	AT&T, Inc.	415,956
9,701	Verizon Communications, Inc.	494,169
		910,125

	Electric Utilities — 3.9%
2,601	Duke Energy Corp.	204,907
1,774	NextEra Energy, Inc.	208,587
4,057	Southern (The) Co.	203,255
		616,749

	Food & Staples Retailing — 3.9%
4,046	CVS Health Corp.	406,623
3,064	Wal-Mart Stores, Inc.	204,890
		611,513

	Food Products — 3.6%
13,077	Mondelez International, Inc., Class A	561,788

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 4.1%
1,527	Express Scripts Holding Co. (a)	$112,586
4,070	UnitedHealth Group, Inc.	535,937
		648,523

	Hotels, Restaurants & Leisure — 1.3%
1,670	McDonald’s Corp.	211,238

	Household Products — 0.6%
780	Kimberly-Clark Corp.	97,648

	Industrial Conglomerates — 1.9%
9,902	General Electric Co.	304,487

	Internet & Catalog Retail — 2.2%
530	Amazon.com, Inc. (a)	349,583

	Internet Software & Services — 4.1%
137	Alphabet, Inc., Class A (a)	96,979
4,598	Facebook, Inc., Class A (a)	540,633
		637,612

	IT Services — 3.9%
4,546	Accenture PLC, Class A	513,334
693	International Business Machines Corp.	101,137
		614,471

	Machinery — 0.7%
1,371	Caterpillar, Inc.	106,554

	Media — 2.0%
5,153	Comcast Corp., Class A	313,096

	Multiline Retail — 1.9%
3,826	Target Corp.	304,167

	Oil, Gas & Consumable Fuels — 7.5%
4,400	Chevron Corp.	449,592
2,605	ConocoPhillips	124,493
1,256	Exxon Mobil Corp.	111,030
6,059	Phillips 66	497,505
		1,182,620

	Real Estate Investment Trusts — 2.4%
1,522	Public Storage	372,601

	Road & Rail — 2.2%
3,957	Union Pacific Corp.	345,169

	Semiconductors & Semiconductor Equipment — 5.1%
16,217	Intel Corp.	491,051
6,155	QUALCOMM, Inc.	310,950
		802,001

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
April 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software — 1.8%
5,700	Microsoft Corp.	$284,259

	Specialty Retail — 5.9%
3,145	Home Depot (The), Inc.	421,084
1,385	Lowe’s Cos., Inc.	105,288
5,356	TJX (The) Cos., Inc.	406,092
		932,464

	Technology Hardware, Storage & Peripherals — 2.3%
3,851	Apple, Inc.	360,993

	Tobacco — 1.3%
1,675	Altria Group, Inc.	105,039
1,069	Philip Morris International, Inc.	104,891
		209,930

	Total Investments — 99.9%	15,729,925
	(Cost $15,279,875) (b)
	Net Other Assets and Liabilities — 0.1%	22,306
	Net Assets — 100.0%	$15,752,231

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $742,134 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $292,084.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices

Level 2 - Other Significant Observable Inputs

Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$15,729,925	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2016.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments

Style Funds

April 30, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on the The Nasdaq Stock Market LLC (“Nasdaq”)(1).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

(1)Effective April 8, 2016, the Funds no longer list and trade their shares on the NYSE Arca, Inc. Instead, each Fund lists and trades its shares on Nasdaq under the same ticker.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2016 (Unaudited)

Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2016 (Unaudited)

ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2016, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2016, only FNX, FYX, FNK and FNY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2016 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2015 through April 30, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2016 (Unaudited)

Licensing Information

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Mega Cap Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the “Defined Series”) is the exclusive property of S&P Dow Jones Indices LLC (“S&P Dow Jones”). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.

Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 20, 2016

By (Signature and Title)	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 20, 2016